As filed with the Securities and Exchange Commission on April 29, 2008
Registration No. 33-43773 and 811-6459

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 31
☒

and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 64
☒
(Check appropriate box or boxes)

MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT A
(Exact Name of Registrant)

MERRILL LYNCH LIFE INSURANCE
COMPANY
(Name of Depositor)

4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001
(800) 346-3677
(Address and telephone number of principal executive offices)

Darin D. Smith
4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001

Copy to:
Mary E. Thornton, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, D.C. 20004-2415

 It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on	May 1, 2008 pursuant to paragraph (b) of Rule 485
(date)

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                   pursuant to paragraph (a)(1) of Rule 485

            (date)

 If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

EXHIBIT INDEX CAN BE FOUND ON PAGE C-38

PROSPECTUS

May 1, 2008

Merrill Lynch Life Variable Annuity Separate Account A (“Account A”)
and
Merrill Lynch Life Variable Annuity Separate Account B (“Account B”)

Flexible Premium Individual Deferred Variable Annuity Contract
also known as
Modified Single Premium Individual Deferred Variable Annuity Contract (the “Contract”)
issued by
Merrill Lynch Life Insurance Company
Home Office: 425 West Capital Avenue
Suite 1800 Little Rock, Arkansas 72201

Service Center: P.O. Box 44222
Jacksonville, Florida 32231-4222
4802 Deer Lake Drive East,
Jacksonville, Florida 32246
Phone: (800) 535-5549

offered through
Transamerica Capital, Inc.

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

What is an annuity?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each Annuity Option has different protection features intended to cover different kinds of income needs. Many of these Annuity Options provide income streams that can’t be outlived.

What is a variable annuity?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

What are the risks in owning a variable annuity?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you’ve put in. You bear all of this risk. You could lose all or part of the money you’ve put in.

How does this annuity work?

We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount’s assets in corresponding portfolios (“Funds”) of the following:

• AIM Variable Insurance Funds
     • AIM V.I. Capital Appreciation Fund
     • AIM V.I. Core Equity Fund
• AllianceBernstein Variable Products Series Fund, Inc.
     • AllianceBernstein VPS Global Technology Portfolio
     • AllianceBernstein VPS Large Cap Growth Portfolio
• American Century Variable Portfolios, Inc.
     • VP International Fund
     • VP Ultra® Fund
• BlackRock Variable Series Funds, Inc.
• BlackRock Basic Value V.I. Fund
• BlackRock Total Return V.I. Fund†
• BlackRock Fundamental Growth V.I. Fund
• BlackRock Global Allocation V.I. Fund
• BlackRock Global Growth V.I. Fund
• BlackRock Government Income V.I. Fund
• BlackRock High Income V.I. Fund
• BlackRock International Value V.I. Fund
• BlackRock Large Cap Core V.I. Fund
• BlackRock Large Cap Growth V.I. Fund
• BlackRock Large Cap Value V.I. Fund
• BlackRock Money Market V.I. Fund*
• BlackRock S&P 500 Index V.I. Fund
• BlackRock Value Opportunities V.I. Fund
• Davis Variable Account Fund, Inc.
     • Davis Value Portfolio
• Federated Insurance Series
     • Federated Capital Appreciation Fund II
     • Federated Kaufmann Fund II
• MFS® Variable Insurance TrustSM
     • MFS® Growth Series††
• MLIG Variable Insurance Trust
• Roszel/Allianz CCM Capital Appreciation Portfolio
• Roszel/Allianz NFJ Small Cap Value Portfolio
• Roszel/Delaware Trend Portfolio
• Roszel/JPMorgan Small Cap Growth Portfolio
• Roszel/Lord Abbett Affiliated Portfolio
• Roszel/Lord Abbett Mid Cap Value Portfolio
• Roszel/Seligman Mid Cap Growth Portfolio
• PIMCO Variable Insurance Trust
     • Total Return Portfolio
• Van Kampen Life Investment Trust
     • Comstock Portfolio

†	Formerly, BlackRock Bond V.I. Fund.

††	Formerly, MFS® Emerging Growth Series

*	Available both through Account A and Account B.

The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We’ve designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the contract.

Although this Prospectus was primarily designed for potential purchasers of the Contract, you are receiving this Prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the Contract may vary over time, may vary depending on your state, and generally, you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, and/or note Contract variations referenced throughout this Prospectus. Currently, this Contract is not available for purchase.

What does this annuity cost?

We may impose a number of charges, including a deferred sales charge and a mortality and expense risk charge. We provide more details on these two charges as well as a description of all other charges later in the Prospectus.

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This Prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 2008, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. There is no charge to obtain it. The table of contents for this Statement of Additional Information appears at the end of this Prospectus.

The Securities and Exchange Commission (“SEC”) maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Current prospectuses for the AIM Variable Insurance Funds, the AllianceBernstein Variable Products Series Fund, Inc., the American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., the Davis Variable Account Fund, Inc., the Federated Insurance Series, the MFS® Variable Insurance TrustSM, the MLIG Variable Insurance Trust, the PIMCO Variable Insurance Trust, and the Van Kampen Life Investment Trust must accompany this Prospectus. Please read these documents carefully and retain them for future reference.

The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

DEFINITIONS

accumulation unit: An index used to compute the value of the contract owner’s interest in a subaccount prior to the annuity date.

annuitant: The person on whose continuation of life annuity payments may depend.

annuity date: The date on which annuity payments begin. The annuity date must occur by the older annuitant’s 90th birthday.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The same date each year as the date of issue of the Contract.

contract year: The period from one contract anniversary to the day preceding the next contract anniversary.

Individual Retirement Account or Annuity (“IRA”): A retirement arrangement meeting the requirements of Section 408 of the Internal Revenue Code (“IRC”).

monthiversary: The same date of each month as the date on which the Contract was issued.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement as described in the IRC.

qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b) or 408(b) of the IRC.

Roth Individual Retirement Account or Annuity (“Roth IRA Account”): A retirement arrangement meeting the requirements of Section 408A of the IRC.

tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

Contracts issued in your state may provide different features and benefits from those described in this prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Service Center.

The Contract is available as a nonqualified contract or may be issued as an IRA in certain circumstances or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). The Contract is currently not available to be issued in connection with a retirement arrangement under Section 403(b) of the Internal Revenue Code (i.e., a tax sheltered annuity contract). We no longer accept any additional contributions from any source to your 403(b) Contract. In addition, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to qualified contracts. Please note that if you purchase your Contract through a custodial account, the owner of the Contract will be the custodial account and the annuitant must generally be the custodial account owner.

A variable annuity provides for tax deferred growth potential. The tax advantages typically provided by a variable annuity are already available with tax-qualified plans, such as IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see “Other Information — Selling the Contract.”

Premiums

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a nonqualified Contract and $2,000 for an IRA Contract. Subsequent premiums generally must each be $100 or more. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, on your life (or the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, contact your Financial Advisor.

The Accounts

As you direct, we will put premiums into subaccounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you’ve directed into Account A into the BlackRock Money Market V.I. Subaccount. After the 14 days, we will put the money into the Account A subaccounts you’ve selected. In Pennsylvania, we won’t wait 14 days. Instead, we will invest your premium immediately in the subaccounts you’ve selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. Currently, you may allocate premiums or contract value among 18 of 34 available subaccounts. Generally, within certain limits you may transfer Account A value periodically among Account A subaccounts.

The Funds Available for Investment

➢	AIM Variable Insurance Funds

➢	AIM V.I. Capital Appreciation Fund
➢	AIM V.I. Core Equity Fund

➢	AllianceBernstein Variable Products Series Fund, Inc.

➢	AllianceBernstein VPS Global Technology Portfolio
➢	AllianceBernstein VPS Large Cap Growth
Portfolio

➢	American Century Variable Portfolios, Inc.

➢	VP International Fund
➢	VP Ultra® Fund

➢	BlackRock Variable Series Funds, Inc.

➢	BlackRock Basic Value V.I. Fund

➢	BlackRock Total Return V.I. Fund

➢	BlackRock Fundamental Growth V.I. Fund
➢	BlackRock Global Allocation V.I. Fund
➢	BlackRock Global Growth V.I. Fund
➢	BlackRock Government Income V.I. Fund
➢	BlackRock High Income V.I. Fund
➢	BlackRock International Value V.I. Fund
➢	BlackRock Large Cap Core V.I. Fund
➢	BlackRock Large Cap Growth V.I. Fund
➢	BlackRock Large Cap Value V.I. Fund
➢	BlackRock Money Market V.I. Fund*
➢	BlackRock S&P Index V.I. Fund
➢	BlackRock Value Opportunities V.I. Fund

➢	Davis Variable Account Fund, Inc.

➢	Davis Value Portfolio

➢	Federated Insurance Series

➢	Federated Capital Appreciation Fund II
➢	Federated Kaufmann Fund II

➢	MFS® Variable Insurance TrustSM

➢	MFS® Growth Series

➢	MLIG Variable Insurance Trust

➢	Roszel/Allianz CCM Capital Appreciation Portfolio
➢	Roszel/Allianz NFJ Small Cap Value Portfolio
➢	Roszel/Delaware Trend Portfolio
➢	Roszel/JPMorgan Small Cap Growth Portfolio
➢	Roszel/Lord Abbett Affiliated Portfolio

➢	Roszel/Lord Abbett Mid Cap Value Portfolio
➢	Roszel/Seligman Mid Cap Growth Portfolio

➢	PIMCO Variable Insurance Trust

➢	Total Return Portfolio

➢	Van Kampen Life Investment Trust

➢	Comstock Portfolio

*  Available both through Account A and Account B.

We have closed the subaccounts investing in the BlackRock Balanced Capital V.I. Fund and the BlackRock Utilities and Telecommunications V.I. Fund of the BlackRock Variable Series Funds, Inc. to allocations of new premium payments and incoming transfers of contract value.

If you want detailed information about the investment objectives of the Funds, see “Investments of the Accounts” and the prospectuses for the Funds.

Fees and Charges

Mortality & Expense Risk Charge

We impose a mortality and expense risk charge to cover certain risks. The mortality portion compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense portion compensates us for expense risks we assume if the contract maintenance and administration charges aren’t enough to cover all Contract maintenance and administration expenses. The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.

Sales Charge

We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it’s 0%. We don’t impose a sales charge on withdrawals or surrenders from Account B. The sales charge applies to each subsequent premium payment, as well as the initial premium payment.

Administration Charge

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don’t impose the charge on the assets of Account B. This charge ends on the annuity date.

Contract Maintenance Charge

We charge $40 at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 on the Contract anniversary and in certain circumstances where you own more than three Contracts. The charge ends on the annuity date.

Estate Enhancer Charge

If you elect the Estate Enhancer benefit, we impose an annual charge of 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. A pro rata amount of this charge is collected upon termination of the rider or the Contract. This charge ends on the annuity date.

Guaranteed Minimum Income Benefit Fee (“GMIB Fee”)

On the last business day of each month and upon termination of the Guaranteed Minimum Income Benefit Rider, we determine the amount of the GMIB Fee. We will deduct the GMIB Fee determined for each month within a calendar quarter (and upon termination of the Rider) from your Account A value on the last business day of each calendar quarter (and upon termination of the Rider). The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described under “Guaranteed Minimum Income Benefit.” We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract. This fee ends on the annuity date.

Premium Taxes

On the annuity date we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%.

Fund Expenses

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

You can find detailed information about fees and charges imposed on the Contract under “Charges and Deductions”.

Transfers

Transfers Among Account A Subaccounts

Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the BlackRock Balanced Capital V.I. Subaccount and the BlackRock Utilities and Telecommunications V.I. Subaccount are closed to transfers of contract value from other subaccounts.

You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that money you’ve put in the Account A BlackRock Money Market V.I. Subaccount is systematically transferred monthly into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA® program, you may have your Account A values invested under an investment program based on your investment profile (See “Transfers”, “Dollar Cost Averaging”, and “Merrill Lynch Retirement Plus Advisor®”). Please note effective May 1, 2008, the Merrill Lynch RPA® program is no longer available for new enrollment. We may impose additional restrictions on transfers. (“See Transfers — Disruptive Trading.”)

Transfers From Account A to Account B

Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of any gain in account value and/or any premium no longer subject to a sales charge or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred). Additionally, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semi-annual or annual basis. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don’t permit transfers from Account B to Account A.

Withdrawals

You can withdraw money from the Contract. Withdrawals from Account A are generally subject to a sales charge (see “Sales Charge”). However, we won’t impose a sales charge to the extent that the withdrawals from Account A in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) or (b) minus any premiums previously withdrawn or transferred during that contract year, where:

(a) =	10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

(b) =	your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.

You may take your free withdrawals through lump sum withdrawals or the systematic withdrawal program. Through systematic withdrawals from Account A you may elect, once per contract year, for withdrawals to be paid on a monthly, quarterly, semi-annual or annual basis.

We don’t impose a sales charge on withdrawals from Account B.

Once each contract year you may use the automatic withdrawal program to withdraw the value in Account B on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see “Withdrawals and Surrenders”).

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see “Federal Income Taxes”).

Death Benefit

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner (or the annuitant if the Contract has a non-natural owner) dies before the annuity date.

If you are under age 80 when the Contract is issued, the death benefit equals the greatest of: premiums less adjusted withdrawals; the contract value; or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract. If you are age 80 or over when the Contract is issued, the death benefit equals the greater of premiums less adjusted withdrawals or the contract value.

In all states except Washington, Illinois, and Minnesota, contract owners may elect the Estate Enhancer benefit for an additional annual charge. The Estate Enhancer benefit is an optional rider that pays, on the death of an owner, a benefit that provides proceeds that may be used to defray some or all of the expenses attributable to death benefit proceeds paid under the Contract. The Estate Enhancer benefit provides coverage in addition to the Contract’s guaranteed minimum death benefit. The Estate Enhancer benefit is not available if you are age 76 or older. If you elect the Estate Enhancer benefit, you cannot cancel it.

You can find more detailed information about the death benefit and the Estate Enhancer benefit, and how they are calculated, including age limitations that apply, under “Death Benefit”.

If you purchased your Contract prior to December 13, 2002, your guaranteed minimum death benefit was calculated in a different manner. Please refer to your Contract.

The payment of a death benefit may have tax consequences (see “Federal Income Taxes”).

Annuity Payments

Annuity payments begin on the annuity date and are made under the annuity option you select. When you buy the Contract, the annuity date for nonqualified Contracts is the older annuitant’s 90th birthday. If your Contract is owned by the type of non-natural person (i.e., a corporation or a non-grantor trust) that does not receive tax deferral, the annuity date is the annuitant’s 85th birthday. The annuity date for IRA Contracts or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2.

Details about the annuity options available under the Contract can be found under “Annuity Options”.

Annuity payments may have tax consequences (see “Federal Income Taxes”).

All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.

Guaranteed Minimum Income Benefit

For an additional annual fee, you may elect the Guaranteed Minimum Income Benefit (“GMIB”). The GMIB is an optional rider that provides the option to receive payment of guaranteed minimum monthly fixed income during the lifetime of the annuitant, subject to certain conditions. See “Guaranteed Minimum Income Benefit”.

Right to Review

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract. For Contracts issued in Pennsylvania, we will refund the contract value as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we will refund the contract value as of the date we receive your returned Contract.

Replacement of Contracts

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract’s features, benefits, and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Charge (as a % of premium withdrawn)[1]	7%
Transfer Fee[2]	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Periodic Charges Other Than Fund Expenses

Annual Contract Maintenance Charge[3]	$40
Separate Account Annual Expenses (as a % of average Separate Account value)
Account A:
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.10%

Total Account A Annual Expenses	1.35%
Account B:
Mortality and Expense Risk Charge	0.65%
Administration Charge	0.00%

Total Account B Annual Expenses	0.65%
Annual Charges for Optional Riders
Estate Enhancer Charge[4]	0.25%
Guaranteed Minimum Income Benefit[5]	0.50%

[1]	The contingent deferred sales charge decreases by 1% annually to 0% after seven years for each premium payment made, as follows:

Complete Years Elapsed Since	Charge as a Percentage
Payment of Premium	of Premium Withdrawn
0 years	7%
1 year	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
6 years	1%
7 or more years	0%

[2]	There is no charge for the first 6 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers. These rules apply only to transfers among Account A subaccounts. They do not apply to transfers from Account A to Account B. No transfers may be made from Account B.

[3]	The contract maintenance charge will be assessed annually at the end of each contract year if the contract value is less than $50,000 and upon surrender if other than on the contract anniversary.

[4]	The Estate Enhancer charge will be assessed annually at the end of each contract year based on the average of your contract values as of the end of each of the prior four contract quarters. We also impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the Rider. We won’t deduct this charge after the annuity date.

[5]	The figure shown is an annualized percentage of the GMIB Benefit Base. The GMIB charge will be deducted from your Account A value at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won’t deduct this fee after the annuity date. For Contracts issued before October 16, 2004, the GMIB charge was, and remains, 0.40%.

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2007. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[6]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.39%	2.46%

[6]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may contractually or voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Maintenance Charge, Separate Account Annual Expenses (assuming you are invested in Account A), the Estate Enhancer charge, the GMIB fee, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years

$1,099	$1,870	$2,657	$4,892

Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years

$908	$1,294	$1,681	$2,994

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years

$465	$1,411	$2,378	$4,892

Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years

$259	$803	$1,381	$2,994

The Examples reflect the $40 contract maintenance charge as 0.040% of average assets. They assume the Estate Enhancer benefit and GMIB Rider are elected. They reflect the annual charge of 0.25% of the average contract value at the end of the four prior contract quarters for the Estate Enhancer benefit, and the fee for the GMIB Rider at an annual rate of 0.50% of the GMIB Benefit Base determined monthly and deducted quarterly from your Account A value. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the “Charges and Discussions” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yields of the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of an Account A subaccount (besides the Account A BlackRock Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each 1-, 5-and 10-year period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return information that doesn’t reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Account A BlackRock Money Market V.I. Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any “deduction” for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., (“Merrill Lynch”) a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

THE ACCOUNTS

You may direct premiums into one or both of two segregated investment accounts available to the Contract (the “Accounts”). The Merrill Lynch Life Variable Annuity Separate Account A (“Account A”) offers through its subaccounts a variety of investment options. Each option has a different investment objective. The Merrill Lynch Life Variable Annuity Separate Account B (“Account B”) offers a money market investment through its subaccount.

We established the Accounts on August 6, 1991. They are governed by Arkansas law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the Federal securities laws. The Accounts’ assets are segregated from all of our other assets.

Segregation of Account Assets

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account’s income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account’s assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.

Number of Subaccounts; Subaccount Investments

There are 34 subaccounts currently available under the Contract. Of these, 33 are currently available through Account A and one is currently available through Account B. The subaccount available through Account B invests in the BlackRock Money Market V.I. Fund, which is also available through a subaccount in Account A. Two subaccounts previously available through Account A (the BlackRock Balanced Capital V.I. Subaccount and the BlackRock Utilities and Telecommunications V.I. Subaccount) are closed to allocations of new premiums and incoming transfers of contract value. All subaccounts invest in a corresponding portfolio of the the AIM Variable Insurance Funds (the “AIM V.I. Funds”); the AllianceBernstein Variable Products Series Fund, Inc. (the “AllianceBernstein Fund”); the American Century Variable Portfolios, Inc. (the “American Century Portfolios”); BlackRock Variable Series Funds, Inc. (the “BlackRock Variable Funds”); the Davis Variable Account Fund, Inc. (the “Davis Fund”); the Federated Insurance Series (the “Federated Series”); the MFS®Variable Insurance TrustSM (the “MFS Trust”); the MLIG Variable Insurance Trust (the “MLIG” Trust); the PIMCO Variable Insurance Trust (the “PIMCO VIT Trust”); or the Van Kampen Life Investment Trust (the “Van Kampen Trust”). Additional subaccounts may be added or closed in the future.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.

INVESTMENTS OF THE ACCOUNTS

General Information and Investment Risks

Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of AEGON USA), and insurance companies affiliated or not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.

THE FUNDS

The following tables summarize each Fund’s investment objective(s), investment adviser(s), asset class, and investment style.

AIM Variable		Investment	Asset Class/
Insurance Funds	Investment Objective	Adviser(s)/Subadviser	Investment Style
AIM V.I. Capital Appreciation Fund (Series I)	Seeks growth of capital.	Invesco AIM Advisors, Inc.

		Subadvisers: AIM Funds Management Inc. (anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited	Domestic Equity/ Large Cap Growth

AIM V.I. Core Equity Fund (Series I)	Seeks growth of capital.	Invesco AIM Advisors, Inc.

		Subadvisers: AIM Funds Management Inc. (anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited	Domestic Equity/ Large Cap Blend

AllianceBernstein
Variable Products		Investment	Asset Class/
Series Fund, Inc.	Investment Objective	Adviser(s)/Subadviser	Investment Style
AllianceBernstein VPS Global Technology Portfolio (Class A)	Seeks long-term growth of capital.	AllianceBernstein L.P.	Domestic Equity/ Large Cap Growth

AllianceBernstein VPS Large Cap Growth Portfolio (Class A)	Seeks long-term growth of capital.	AllianceBernstein L.P.	Domestic Equity/ Large Cap Growth

American Century		Investment	Asset Class/
Variable Portfolios, Inc.	Investment Objective	Adviser(s)/Subadviser	Investment Style
VP International Fund (Class I)	Seeks capital growth.	American Century Global Investment Management, Inc.	International Equity/ International

VP Ultra® Fund (Class I)	Seeks long-term capital growth.	American Century Investment Management, Inc.	Domestic Equity/ Large Cap Growth

BlackRock Variable		Investment	Asset Class/
Series Funds, Inc.	Investment Objective	Adviser(s)/Subadviser	Investment Style
BlackRock Balanced Capital V.I. Fund (Class I)*	Seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from investments solely in debt securities.	BlackRock Advisors, LLC (“BlackRock Advisors”) Subadviser: BlackRock Financial Management, Inc. (“BlackRock Financial”) and BlackRock Investment Management, LLC (“BlackRock Investment”)	Balanced/US

BlackRock Basic Value V.I. Fund (Class I)	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors Subadviser: BlackRock Investment	Domestic Equity/ Large Cap Value

BlackRock Total Return V.I. Fund (Class I) (formerly, BlackRock Bond V.I. Fund)	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors Subadviser: BlackRock Financial	Fixed Income/ Intermediate Term

*	The subaccount corresponding to this Fund was closed to allocations of new premiums and incoming transfers of contract value following the close of business on December 6, 1996.

BlackRock Variable		Investment	Asset Class/
Series Funds, Inc.	Investment Objective	Adviser(s)/Subadviser	Investment Style
BlackRock Fundamental Growth V.I. Fund (Class I)	Seeks long-term growth of capital.	BlackRock Advisors Subadviser: BlackRock Investment	Domestic Equity/ Large Cap Growth

BlackRock Global Allocation V.I. Fund (Class I)	Seeks high total investment return.	BlackRock Advisors Subadviser: BlackRock Investment and BlackRock Asset Management U.K. Limited (“BlackRock U.K.”)	Balanced/Global

BlackRock Global Growth V.I. Fund (Class I)	Seeks long-term growth of capital.	BlackRock Advisors Subadviser: BlackRock Investment	International Equity/ Global

BlackRock Government Income V.I. Fund (Class I)	Seeks the highest possible current income consistent with the protection of capital.	BlackRock Advisors Subadviser: BlackRock Financial	Fixed Income/ Intermediate Term

BlackRock High Income V.I. Fund (Class I)	Seeks a high level of current income and, secondarily, capital appreciation when consistent with its primary objective.	BlackRock Advisors Subadviser: BlackRock Financial	Fixed Income/High Yield

BlackRock International Value V.I. Fund (Class I)	Seeks current income and long-term growth of income, accompanied by growth of capital.	BlackRock Advisors Subadviser: BlackRock Investment Management International Limited (“BlackRock International”)	International Equity/ International

BlackRock Large Cap Core V.I. Fund (Class I)	Seeks high total investment return.	BlackRock Advisors Subadviser: BlackRock Investment	Domestic Equity/ Large Cap Blend

BlackRock Large Cap Growth V.I. Fund (Class I)	Seeks long-term capital growth.	BlackRock Advisors Subadviser: BlackRock Investment	Domestic Equity/ Large Cap Growth

BlackRock Variable		Investment	Asset Class/
Series Funds, Inc.	Investment Objective	Adviser(s)/Subadviser	Investment Style
BlackRock Large Cap Value V.I. Fund (Class I)	Seeks long-term capital growth.	BlackRock Advisors Subadviser: BlackRock Investment	Domestic Equity/ Large Cap Value

BlackRock Money Market V.I. Fund (Class I)	Seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing.	BlackRock Advisors Subadviser: BlackRock Institutional Management Corporation (“BlackRock Institutional”)	Fixed Income/ Money Market

BlackRock S&P 500 Index V.I. Fund (Class I)	Seeks investment results that, before expenses, corresponds to the aggregate price and yield performance of the Standard & Poor’s 500 Index.	BlackRock Advisors Subadviser: BlackRock Investment	Domestic Equity/ Large Cap Blend

BlackRock Utilities and Telecommunications V.I. Fund (Class I)*	Seeks both capital appreciation and current income.	BlackRock Advisors Subadviser: BlackRock Investment	Domestic Equity/ Large Cap Value

BlackRock Value Opportunities V.I. Fund (Class I)	Seeks long-term capital growth.	BlackRock Advisors Subadviser: BlackRock Investment	Domestic Equity/ Small Cap Blend

Davis Variable
Account Fund,			Asset Class/
Inc.	Investment Objective	Investment Adviser(s)/Subadviser	Investment Style
Davis Value Portfolio	Seeks to provide long-term growth of capital.	Davis Selected Advisers, LP Subadviser: Davis Selected Advisers-NY, Inc.	Domestic Equity/ Large Cap Value

*	The subaccount corresponding to this Fund was closed to allocations of new premiums and incoming transfers of contract value following the close of business on December 6, 1996.

Federated Insurance			Asset Class/
Series	Investment Objective	Investment Adviser(s)/Subadviser	Investment Style
Federated Capital Appreciation Fund II (Primary Shares)	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania	Domestic Equity/ Large Cap Blend

Federated Kaufmann Fund II (Primary Shares)	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania Subadviser: Federated Global Investment Management Corp.	Domestic Equity/ Mid Cap Growth

MFS® Variable	Investment	Investment	Asset Class/
Insurance Trustsm	Objective	Adviser(s)/Subadviser	Investment Style
MFS® Growth Series (formerly, MFS® Emerging Growth Series)	Seeks capital appreciation.	Massachusetts Financial Services Company	Domestic Equity/ Large Cap Growth

MLIG Variable		Investment	Asset Class/
Insurance Trust	Investment Objective	Adviser(s)/Subadviser	Investment Style
Roszel/Allianz CCM Capital Appreciation Portfolio	Seeks long-term capital appreciation.	Roszel Advisors, LLC (“Roszel Advisors”) Subadviser: Cadence Capital Management LLC	Domestic Equity/ Large Cap Blend

Roszel/Allianz NFJ Small Cap Value Portfolio	Seeks long-term capital appreciation.	Roszel Advisors Subadviser: NFJ Investment Group L.P.	Domestic Equity/ Small Cap Value

Roszel/Delaware Trend Portfolio	Seeks long-term capital appreciation.	Roszel Advisors Subadviser: Delaware Management Company	Domestic Equity/ Small Cap Growth

Roszel/JPMorgan Small Cap Growth Portfolio	Seeks long-term capital appreciation.	Roszel Advisors Subadviser: JPMorgan Investment Management Inc.	Domestic Equity/ Small Cap Growth

Roszel/ Lord Abbett Affiliated Portfolio	Seeks long-term capital appreciation and income.	Roszel Advisors Subadviser: Lord, Abbett & Co. LLC	Domestic Equity/ Large Cap Value

Roszel/Lord Abbett Mid Cap Value Portfolio	Seeks long-term capital appreciation.	Roszel Advisors Subadviser: Lord, Abbett & Co. LLC	Domestic Equity/ Mid Cap Value

Roszel/Seligman Mid Cap Growth Portfolio	Seeks long-term capital appreciation.	Roszel Advisors Subadviser: J. & W. Seligman & Co.	Domestic Equity/Mid Cap Growth

PIMCO Variable		Investment	Asset Class/
Insurance Trust	Investment Objective	Adviser(s)/Subadviser	Investment Style
PIMCO Total Return Portfolio (Administrative Class)	Seeks to maximize total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC	Fixed Income/ Intermediate Term

Asset Class/
Van Kampen Life	Investment Objective	Investment Adviser(s)/Subadviser	Investment Style
Comstock Portfolio (Class I)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management	Domestic Equity/Large Cap Value

In order to obtain a copy of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.

Certain Payments We Receive With Regard to the Funds

We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.25% to 0.381%.

Additionally, retail mutual funds managed by the advisers or subadvisers of the Funds may be sold through MLPF&S. These advisers and subadvisers (or their affiliates) may pay MLPF&S, as a selling firm, with payments or non-cash compensation, such as payments for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with FINRA rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S’s Financial Advisors, which are also involved in the distribution of the Contracts.

In addition, consistent with applicable laws, management and employees of BlackRock, Inc. (“BlackRock”) and Roszel Advisors are provided a broad level of access and exposure to MLPF&S, its Financial Advisors and other personnel, marketing events and materials, and client-related and other information because of their affiliation. Such broad access and exposure is not available to other asset managers and may enhance BlackRock’s and Roszel Advisors’ ability to sell its Funds.

Selection of Underlying Funds

We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of contract value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.

You are responsible for choosing the subaccounts and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund. You bear the risk of any decline in the contract value of your Contract resulting from the performance of the Funds you have chosen.

Purchases and Redemptions of Fund Shares; Reinvestment

The Accounts will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares of the Funds.

Material Conflicts, Substitution of Investments and Changes to Accounts

The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to “fund of funds” (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in Federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of Account A or Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or the future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of contract value, or both, for some or all classes of Contracts at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

Mortality and Expense Risk Charge

We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts prior to the annuity date. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the contract maintenance and administration charges be insufficient to cover all contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a greater guaranteed death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

Sales Charge

When Imposed

We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don’t impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. Each premium, whether initial or subsequent, is subject to a decreasing sales charge up to the seventh year after the premium is paid, in accordance with the schedule below. However, where permitted by state regulation, up to 10% of this premium can be accessed without a sales charge if withdrawn through systematic withdrawals from Account A. (See “Withdrawals and Surrenders”.) In addition, where permitted by state regulation, we won’t impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees’ spouses or dependents.

Amount of Charge

The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven for that premium, as shown below.

Number of Complete Years Elapsed	Contingent Deferred
Since Premium Was Paid	Sales Charge

0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.

How The Sales Charge Works

If you made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in account value three years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a contingent deferred sales charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

How Deducted

We deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your Account A value. The example below shows how this works.

Pro Rata Deductions

Kim Investor’s Retirement Plus® Contract has a current account value of $100,000. $60,000 is in the BlackRock Basic Value V.I. Subaccount, and $40,000 is in the BlackRock Fundamental Growth V.I. Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 7% sales charge ($1,400). Accordingly, $840—60% of $1,400—is deducted from the BlackRock Basic Value V.I. Subaccount and $560—40% of $1,400—is deducted from the BlackRock Fundamental Growth V.I. Subaccount.

(See “Withdrawals and Surrenders” and “Accumulation Units” for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

Administration Charge

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A prior to the annuity date. We don’t impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.

Contract Maintenance Charge

We charge $40 each year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value at the end of each contract year that occurs on or before the annuity date. We won’t deduct it after the annuity date. We also deduct the charge if you surrender the contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.

We’ll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.

Currently, a contract owner of three or more of these Contracts will be assessed no more than $120 in contract maintenance charges annually. We reserve the right to change this limit at any time.

Estate Enhancer Charge

If you elect the Estate Enhancer benefit, we deduct a charge at the end of each contract year equal to 0.25% annually of the average of the contract values as of the end of each of the prior four contract quarters. We won’t deduct this charge after the annuity date. We will impose a pro rata amount of this charge upon surrender, annuitization, death or termination of the rider between contract anniversaries. We deduct this charge regardless of whether the Estate Enhancer benefit has any value.

GMIB Fee

If you elect the GMIB, we will charge a fee that compensates us for the risks we assume in providing this benefit. We will deduct the fee from Account A at the end of each calendar quarter and upon termination of the GMIB Rider. On the last business day of each month or upon termination of the GMIB Rider, we will determine a fee of 0.50% of the GMIB Benefit Base divided by 12. (For Contracts issued before October 16, 2004, we will use 0.40% of the GMIB Benefit Base divided by 12.) The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from your Account A value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. The GMIB Fee is withdrawn from each subaccount of Account A in the same proportion that your value in each subaccount of Account A bears to your total Account A value on the date it is withdrawn. We do not deduct the GMIB Fee after the annuity date. We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

Other Charges

Transfer Charges

You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may, but currently do not, charge you $25 for each extra transfer. (See “Transfers”.)

Tax Charges

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts’ investment earnings. (See “Tax Status of the Contract”.)

Fund Expenses

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table”.) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

Retirement Plus® Advisor Fees

Fees associated with participation in the Merrill Lynch RPA® program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See “Merrill Lynch Retirement Plus Advisor®”.)

Premium Taxes

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5%. Although we pay these taxes when due, we won’t deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that state, and the premium tax laws of that state.

FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word “you”. In this context “you” means “contract owner”.

Ownership of The Contract

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by “non-natural persons” such as corporations and certain types of “non-grantor” trusts. You should consult your tax advisor if the annuity will be owned by a “non-natural person.” If you are a human being, you are considered a “natural person.” You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don’t select an annuitant, you are the annuitant. If the Contract is an IRA, the owner must be the annuitant. Please note that if you purchase your Contract through a custodial account, the owner of the Contract will be the custodial account and the annuitant must generally be the custodial account owner.

If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the contract value, less any applicable fees and charges.

Only spouses may be co-owners of the Contract, except in Pennsylvania, New Jersey, and Oregon. When the Contract is issued in exchange for another contract that was co-owned by non-spouses, the Contract will be issued with non-spousal co-owners. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other in order for the surviving spouse to continue the Contract under the spousal continuation provision upon the death of the other spousal co-owner. Co-owner spouses may also designate a contingent beneficiary to receive benefits on the surviving spouse co-owner’s death. The surviving spouse may later name a new beneficiary, provided the original “contingent beneficiary” designation is not irrevocable. Qualified Contracts may not have co-owners. (See “Spousal Continuation” later in this Prospectus.)

Please note that non-spousal co-owners in Pennsylvania, New Jersey and Oregon are not able to continue the Contract or any guaranteed benefit, such as the GMIB, if one co-owner dies during the accumulation phase. Federal tax law requires that any death proceeds be fully distributed, generally within five years of death, in accordance with IRC Section 72(s).

You may assign the Contract to someone else by giving notice to our Service Center unless not permitted by law in your state. Please refer to your Contract. Only complete ownership of the Contract may be assigned to someone else. You can’t do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See “Federal Income Taxes”.)

Issuing the Contract

Issue Age

You can buy a nonqualified Contract if you (or any co-owner) are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met. To elect the GMIB Rider, the annuitant (and any co-annuitant) must be 75 years old or younger on the date of issue of the Contract.

If you change the owner, the new owner must be younger than the maximum age for a newly issued Contract.

Information We Need To Issue The Contract

Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we’ll issue a Contract. The date we do this is called the date of issue. Generally, we’ll do this and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days, we will return the premium and no Contract will be issued.

Right to Review

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract. For

Contracts issued in Pennsylvania, we will refund the contract value as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we will refund the contract value as of the date we receive your returned Contract.

Premiums

Minimum and Maximum Premiums

The initial premium payment must be $5,000 or more on a nonqualified Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must each be $100 or more. You can make them at any time before the annuity date. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us, or our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, on your life (or the life of any older co-owner) exceed $1,000,000. We may waive the $100 minimum for premiums paid under qualified Contracts held in Retirement Plan Operations accounts of MLPF&S where you’re transferring the complete cash balance of such account into a Contract. Maximum annual contributions to qualified Contracts are limited by Federal law. We reserve the right to reject premium payments for any other reason.

How to Make Payments

You must either pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Advisor for additional information. You may cancel the automatic investment feature at any time.

Premium Investments

For the first 14 days following the date of issue, we’ll hold all premiums directed into Account A in the BlackRock Money Market V.I. Subaccount. After the 14 days, we’ll reallocate the account value to the Account A subaccounts you selected. In Pennsylvania, we’ll invest all premiums as of the date of issue in the subaccounts you selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We’ll place premiums directed into Account B in the BlackRock Money Market V.I. Subaccount on the date of issue. We’ll place subsequent premiums allocated to Account B in the BlackRock Money Market V.I. Subaccount as of the end of the valuation period in which our Service Center receives them.

Currently, you may allocate your premium among 18 of 35 subaccounts (34 available through Account A and one available through Account B). Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Total Return V.I. Subaccount, 58% allocated to the BlackRock High Income V.I. Subaccount, and 30% allocated to the BlackRock Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the BlackRock Total Return V.I. Subaccount and 66 2/3% to the BlackRock High Income V.I. Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

Accumulation Units

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Contract Transactions Priced?

We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any Estate Enhancer charge, any GMIB fee, any transfer charge, and any premium taxes due, units are redeemed.

How Do We Determine The Number of Units?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any Estate Enhancer charge, any GMIB fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Other Charges”.)

Death of Annuitant Prior to Annuity Date

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

Transfers

Transfers Within Account A

Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you’re transferring from. We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers specified as percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the BlackRock Total Return V.I. Subaccount may be transferred to the BlackRock High Income V.I. Subaccount, but 10.5% may not. Also, 20% of $600 ($120) Account A value in the BlackRock Total Return V.I. Subaccount may be transferred to the BlackRock High Income V.I. Subaccount, but 10% of $600 ($60) may not.

You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information — Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Disruptive Trading

Frequent or short-term transfers among Account A subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular Account A subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.

Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:

•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

•	limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and

•	imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.

Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.

Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Dollar Cost Averaging

What Is It?

The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program allows you to reallocate money at monthly intervals from the Account A BlackRock Money Market V.I. Subaccount to any of the remaining Account A subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against a loss in a declining market. If you choose to participate in the DCA Program, you should have the financial ability to continue making transfers through periods of fluctuating markets.

You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

If you participate in the RPA program, you can’t use DCA.

Minimum Amounts

To elect DCA, you need to have a minimum amount of money in the Account A BlackRock Money Market V.I. Subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Account A BlackRock Money Market V.I. Subaccount drop below the selected monthly transfer amount, you will need to put more money in to continue the DCA Program. You will be notified on your DCA confirmation of activity notice that the amount remaining in your designated subaccount has dropped below the selected monthly transfer amount.

When Do We Make DCA Transfers?

You select the date for DCA transfers, within certain limitations. After we receive your request at our Service Center, we will make the first DCA transfer on the selected date of the following month. We’ll make subsequent DCA transfers on the same day of each succeeding month. We don’t charge for DCA transfers. These transfers are in addition to the six annual transfers permitted under the Contract.

Merrill Lynch Retirement Plus Advisor®

Effective May 1, 2008, the Merrill Lynch Retirement Plus Advisor® (“RPA”) program is no longer available for new enrollment.

The RPA program is an investment program developed by MLPF&S, whereby premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.

If you participate in the RPA program, you can’t use DCA. In addition, if you request a transfer while the RPA program is in effect, the RPA program will be terminated since such transfers may be inconsistent with investment strategies being implemented through the RPA program.

Fees and Charges For RPA

MLPF&S charges a fee for the RPA program. The fee is not deducted from your contract value or imposed on the Accounts. For nonqualified Contracts, the RPA fee is deducted from your Merrill Lynch brokerage account. For IRA Contracts, the RPA fee is deducted from a designated Merrill Lynch non-retirement brokerage account or you can elect to receive an invoice for the RPA fee. We don’t charge for RPA program transfers.

Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

Transfers From Account A to Account B

Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of an amount equal to any gain in account value and/or any premium not subject to sales charge or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Only one subaccount, the BlackRock Money Market V.I. Subaccount, is available in Account B. Additionally, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. You may cancel periodic transfers at any time. Once canceled, they cannot be activated again until the next contract year. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

Withdrawals and Surrenders

When and How Withdrawals are Made

Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See “Federal Income Taxes”.)

Lump Sum Withdrawals

We don’t impose a sales charge on the withdrawals in any contract year out of Account A to the extent that they do not exceed the “free withdrawal amount” determined as of the date of withdrawal request. The “free withdrawal amount” equals the greater of (a) or (b), where:

(a) =	10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

(b) =	your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.

Any amount previously withdrawn from Account A during that contract year plus any amount previously transferred from Account A to Account B during that contract year will be taken in account in determining the “free withdrawal amount” available as of the date of the withdrawal request. We will make these withdrawals as if gain is withdrawn first, followed by premium on a first-in, first-out (“FIFO”) basis. The contract value remaining after any withdrawal must be at least $2,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See “Federal Income Taxes”.)

Example.  Assume that you pay an initial premium of $100,000 and a Contract is issued on November 1, 2008. Assume that you allocate all premiums to Account A and that your contract value equals $105,000 on April 1, 2009 due to positive investment performance. On that date, you withdraw $20,000.

The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge, less any prior withdrawals from Account A or transfers from Account A to Account B during that contract year ((10% of $100,000) — $0 = $10,000), and (b) gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge ($105,000 — $100,000 + $0 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 7% surrender charge.

Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as the subaccounts of the Account from which the withdrawal is made bear to your Account A value. You may make a withdrawal request in writing at our Service Center or once we’ve received proper telephone authorization, by telephone, but only if the amount withdrawn is to be paid into an MLPF&S brokerage account or sent to the address of record. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information — Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

We don’t impose sales charges on any withdrawals from Account B. In addition, where permitted by state regulation we don’t impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee’s spouse or dependents.

Systematic Withdrawals from Account A

You may make systematic withdrawals from Account A on a monthly, quarterly, semi-annual, or annual basis. We currently limit the total amount of these withdrawals in any contract year to the “systematic free withdrawal amount” which is an amount no greater than 10% of the total premiums paid into Account A that are subject to a contingent deferred sales charge, plus 100% of total premiums paid into Account A that are no longer subject to a contingent deferred sales charge, less any prior amount withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year. No sales charges apply to systematic withdrawals of the “systematic free withdrawal amount.”

We reserve the right to change the limitation on the total amount available through systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into Account A, less any prior amounts withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

Systematic withdrawals allow you to access your “systematic free withdrawal amount” and are in addition to the one lump sum transfer to Account B allowed each contract year to access that amount.

The systematic withdrawal program will end if the systematic withdrawals, when added to lump sum withdrawals from Account A and lump sum transfers to Account B in the same contract year, exceed the “systematic free withdrawal amount” as described above.

You can stop systematic withdrawals at any time upon notice to us. Once withdrawals are stopped, you cannot begin them again before the next contract year. Amounts available for withdrawal cannot be carried over to subsequent contract years. You have from the contract anniversary to the first payment date to change the payment date or frequency of the systematic withdrawals. You may change the payment amount and destination at any time.

Automatic Withdrawals from Account B

You may make automatic withdrawals from Account B on a monthly, quarterly, semi-annual, or annual basis. You may activate or cancel the automatic withdrawal program once each contract year. Once canceled, you can’t activate the program again until the next contract year. Please refer to the “Transfers from Account A to Account B” section to determine the amount available for automatic withdrawals from Account B. You may increase or decrease withdrawals at any time by contacting our Service Center.

Considerations When Taking a Withdrawal from Your Contract

As stated previously, you can access cash from your annuity by initiating a lump sum withdrawal, participating in the systematic withdrawal program from Account A, or by participating in the automatic withdrawal program from Account B. You may utilize various combinations of these withdrawals. You should consider the impact that each type of withdrawal may have on your GMDB, contract value, and your ability to make future withdrawals. Please note that:

•	You are permitted to participate in both the systematic withdrawal program from Account A and the automatic withdrawal program from Account B at the same time. However, there is a limited window during which you may activate the automatic withdrawals from Account B without terminating the systematic withdrawal program from Account A. Specifically, activation of the automatic withdrawal program from Account B must occur after the last systematic withdrawal payment from Account A in the current contract year and before the next contract anniversary. If you activate the automatic withdrawal program from Account B outside this time frame, we will automatically terminate your systematic withdrawal program from Account A.

•	If you take a lump sum withdrawal prior to activating the systematic withdrawal program from Account A, the “systematic free withdrawal amount” for that contract year will be reduced dollar-for-dollar.

•	You may take lump sum withdrawals while participating in the systematic withdrawal program from Account A. However, a lump sum withdrawal from Account A may cause the systematic withdrawal program from Account A to terminate early.

•	If you take a lump sum withdrawal while participating in the systematic withdrawal program from Account A or the automatic withdrawal program from Account B, the withdrawal will reduce the amount in each subaccount on a pro-rata basis. You should note that pro-rata withdrawals that do not exclude Account B may cause early termination of your systematic withdrawal program from Account A or your automatic withdrawal program from Account B.

Minimum Amounts

The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

Surrenders

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, minus any applicable GMIB fee, and minus any applicable charge for premium taxes or the Estate Enhancer benefit. (See “Charges and Deductions”.) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See “Federal Income Taxes”.)

Payments to Contract Owners

We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

(a)	the New York Stock Exchange is closed;

(b)	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

(c)	the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;

(d)	the Securities and Exchange Commission by order so permits for the protection of security holders; or

(e)	payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Contract Changes

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract (if permitted) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.

Such changes may have tax consequences. (See “Federal Income Taxes”. See also “Ownership of the Contract”.)

Death Benefit

General

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner dies before the annuity date. If you are under age 80 when the Contract is issued, the death benefit is the Maximum Anniversary Value death benefit. If you are under age 76, you may also elect the Estate Enhancer benefit, which provides a benefit at the death of an owner that may be used to defray some or all of the expenses attributable to death benefit proceeds under the Contract. The death benefit for contract owners with issue ages of 80 and over is the greater of: (i) premiums paid into Account A less “adjusted withdrawals” from Account A and “adjusted transfers” to Account B (as such terms are defined below) plus the value of Account B or (ii) the contract value on the date we receive due proof of death. Death benefit proceeds are not payable on the death of an annuitant unless you are a non-natural person. (See “Death of Annuitant Prior to Annuity Date”.)

Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See “Annuity Options”.) However, if an owner dies (or the annuitant if there is a non-natural owner) before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of the date of death. Special rules may apply to a surviving spouse. (See “Federal Income Taxes”.)

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven’t received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.

If the age of an owner (or annuitant, if any owner is a non-natural person) is misstated any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

Death benefit proceeds are not payable on the death of an annuitant unless any owner is a non-natural person. (See “Death of Annuitant Prior to Annuity Date”.) Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See “Annuity Options”.) However, if the owner (or the annuitant if the owner is a non-natural person) dies before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of the owner’s (or the annuitant’s as applicable) date of death. Special rules may apply to a surviving spouse. (See “Federal Income Taxes”.)

Generally, death benefit proceeds are taxable to the extent of gain. (See “Federal Income Taxes — Taxation of Death Benefit Proceeds”).

Calculation of the Maximum Anniversary Value Death Benefit*

This death benefit option is not available if the issue age of the oldest owner is age 80 or over.

(a)	We determine the premiums paid into Account A less “adjusted withdrawals” from Account A and “adjusted transfers” to Account B.

(b)	We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,

 * For purposes of calculating the death benefit, if you purchased your Contract prior to December 13, 2002, any transfers or withdrawals will not be adjusted.

(i)	we calculate an anniversary value for each contract anniversary through the earlier of your (or the older owner’s, if the Contract has co-owners, or the annuitant’s, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner’s, if the Contract has co-owners or the annuitant’s, if the owner is a non-natural person) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus “adjusted transfers” to Account B and “adjusted withdrawals” from Account A since that contract anniversary.

(ii)	we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value.

(c)	We compare the results in (a) and (b), and pick the higher value. This amount is referred to as the Guaranteed Minimum Death Benefit (“GMDB”).

(d)	We compare the GMDB plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each “adjusted transfer” and “adjusted withdrawal” equals:

•	the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by

•	an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal.

We will calculate the Maximum Anniversary Value based on your issue age (or the issue age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by “adjusted withdrawals” and “adjusted transfers” since that contract anniversary.

The payment of the death benefit is subject to our financial strength and claims-paying ability.

For an example of the calculation of the Maximum Anniversary Value Death Benefit, see Appendix E.

EXISTING CONTRACT OWNERS PLEASE NOTE:  If your Contract was originally issued with the Maximum Anniversary Value death benefit, see the description below. Otherwise, the death benefit applicable to your Contract may vary from the descriptions in the text below. We previously also offered the 5% Rising Floor with 7th Anniversary Step-Up death benefit under Contract Forms ML-VA-001 and ML-VA-002.

Regardless of whether your Contract was issued on Contract Form ML-VA-001 or ML-VA-002, if you elected to change from the 5% Rising Floor with 7th Anniversary Step-Up death benefit to the Maximum Anniversary Value death benefit, see Appendix A for a description of the death benefit that applies to your Contract.

If your Contract was issued on Contract Form ML-VA-002 (which is currently in use in all states) and you have the 5% Rising Floor with 7th Anniversary Step-Up death benefit, see Appendix B for a description of the death benefit that applies to your Contract.

If your Contract was issued on Contract Form ML-VA-001 (which was in use before Contract Form ML-VA-002 became available in your state) and you have the 5% Rising Floor with 7th Anniversary Step-Up death benefit, see Appendix C for a description of the death benefit that applies to your Contract.

If your Contract was issued in Washington before December 7, 2001, see Appendix D for a description of the 5% Rising Floor death benefit that applies to your Contract.

If you would like assistance in determining which death benefit applies to you, please consult your Contract or contact the Service Center at (800) 535-5549.

Estate Enhancer Benefit

The Estate Enhancer benefit provides coverage in addition to that provided by your death benefit. The Estate Enhancer benefit is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The Estate Enhancer benefit, like the death benefit payable under the Contract, is subject to Federal income taxes. You cannot elect the Estate Enhancer benefit if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the effective date. If the benefit is being elected at issue, the effective date is the date of issue. Currently, the Estate Enhancer benefit cannot be elected on qualified Contracts. Estate Enhancer availability is subject to our approval if “Estate Enhancer premiums” on all contracts issued by us with the same owner(s) exceed $2,200,000. “Estate Enhancer premiums” means initial premium plus subsequent premium payments if the effective date is the date of issue, and the contract value on the effective date plus subsequent premium payments if the effective date is other than the date of issue. Once you elect the Estate Enhancer benefit, you cannot cancel it (except in North Dakota). The Estate Enhancer benefit, however, will terminate if you annuitize or surrender the Contract, or if the Contract otherwise terminates. The amount of Estate Enhancer benefit depends upon the amount of gain in your Contract. Because withdrawals and poor investment performance of the Funds will reduce the amount of gain in your Contract, they will reduce the value of the Estate Enhancer benefit. It is possible that the Estate Enhancer benefit may not have any value.

The percentage used to determine the benefit depends on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the date of issue (effective date of benefit). If you are age 69 or under on the effective date, your benefit is equal to 45% of the Estate Enhancer gain, but in no event will it exceed 45% of net premiums (excluding any subsequent premiums paid within one year prior to the death of any owner, or the annuitant, if the owner is a non-natural person and any premiums paid between the date of death and the date we receive notification of death). Estate Enhancer gain is the contract value on the date we calculate the death benefit minus net premiums since the effective date. Net premiums equal the premiums paid since the effective date less the portion of each withdrawal considered to be premium. Withdrawals reduce Estate Enhancer gain first and only withdrawals in excess of Estate Enhancer gain reduce net premiums. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 70 or over on the date of issue, the percentages are reduced from 45% to 30% in the calculation above.

As described under “Spousal Continuation”, if a surviving spouse continues the Contract, the contract value will be increased to the amount that would have been paid as a death benefit, including any Estate Enhancer benefit. If the surviving spouse is younger than attained age 76 on the date he or she elects to continue the Contract, the Estate Enhancer benefit will also be continued. We will use the date the surviving spouse elects to continue the Contract as the effective date, and the percentages used in the calculations above will be based on the surviving spouse’s attained age on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purpose of these calculations. If the surviving spouse is attained age 76 or older on the date he or she elects to continue the Contract, the Estate Enhancer benefit will terminate.

You may change the owner of the Contract to your spouse without terminating the Estate Enhancer benefit provided that your spouse was younger than attained age 76 on the effective date. After such a change in owner, the amount of the Estate Enhancer benefit will be based on the attained age of your spouse, if older. We reserve the right to terminate the Estate Enhancer benefit if there is any other change of owner. If we do not terminate the Estate Enhancer benefit for a non-spousal ownership change, the continuation of the benefit will be subject to the parameters described in this paragraph.

The payment of the Estate Enhancer benefit is subject to our financial strength and claims-paying ability.

For an example of the calculation of the Estate Enhancer benefit, see Appendix F.

Spousal Continuation

If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract (except under tax sheltered annuities). If the Contract has a GMIB Rider at the time of spousal continuation, the Rider will also continue unless your spouse is ineligible for continuation under the terms of the Rider. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. We will compare the contract value to the death benefit which would have been paid to the surviving spouse. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we would have determined the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. The increase will be applied to each subaccount then available for allocations of premiums and transfers of contract value based on the ratio of your contract value in each subaccount to your contract value prior to the increase.

Annuity Payments

We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the older annuitant’s 90th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Generally the annuity date for IRA Contracts or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements. For all Contracts, the annuity date must be at least twelve months after the Contract date.

For Contracts issued on Contract Form ML-VA-001 that do not qualify for tax deferral (such as corporate-owned or non-grantor trust owned Contracts), the annuitant must be less than 85 years old and the annuity date may not be later than the annuitant’s 85th birthday. You should consult your tax advisor if the Contract will be owned by a non-natural person.

Contract owners may select from a variety of fixed annuity payment options, as outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to owners of qualified contracts to comply with the Internal Revenue Code or regulations under it. Please note that annuity options without a life contingency (e.g. payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules for qualified contracts. Consult a tax advisor before electing one of these options.

We calculate your annuity payments as of the annuity date, not the date when the annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date, less any applicable Estate Enhancer benefit charge and any applicable premium tax, to our then current annuity purchase rate. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant’s age and sex at the time payments begin. The rates will never be less than those shown in the Contract.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we’ll make annuity payments directly to your Merrill Lynch brokerage account.

Misstatement of Age or Sex

We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.

Gender-Based Annuity Purchase Rates

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Evidence of Survival

We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

Annuity Options

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Accounts. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the annuity option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

How We Determine Present Value of Future
Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

Payments of a Fixed Amount

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Payments for a Fixed Period

We will make equal payments for a period you select of at least five years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

*Life Annuity

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 years

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity With Guaranteed Return of Contract Value

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

*Joint and Survivor Life Annuity

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Individual Retirement Account Annuity

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/annuitant; (b) the joint life expectancy of the owner/annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum.

 * These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

Guaranteed Minimum Income Benefit

General

The GMIB is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the GMIB Rider. If you elect the GMIB Rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or transfers from Account A or additional premiums or transfers into Account A, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.

There is a waiting period of 10 years that must elapse before you can exercise the GMIB. Because of this restriction, you should not purchase the GMIB Rider if you are over age 60 at issue and may need to annuitize the Contract at age 70 1/2 to meet Required Minimum Distributions for IRAs.

If you decide that you want the protection offered by the GMIB Rider, you must elect it at issue. The effective date of the GMIB Rider is the date of issue of the Contract. You cannot elect the GMIB Rider if the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. You may not cancel the GMIB Rider once elected. The GMIB Rider will terminate upon full surrender, annuitization, death, or transfer of all your Account A value to Account B. The GMIB Rider will also terminate if the annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75.

We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same oldest annuitant or co-annuitant to exceed $2,000,000.

This feature is not available in Minnesota. Check with your Financial Advisor regarding availability.

How We Determine the Amount of Your Minimum Guaranteed Income

If you elect the GMIB Rider, we base the amount of minimum income available to you upon the value of (iii) plus the greater of (i) and (ii) where:

(i)	equals the GMIB Benefit Base (less premium taxes applicable to Account A) applied to the Annuity Option Payout Rates for the GMIB Rider for the annuity option you select (“GMIB annuity purchase rates”);

(ii)	equals your Account A value (less premium taxes and charges applicable to Account A) applied to then-current annuity purchase rates for the annuity option you select; and

(iii)	equals any Account B value (less premium taxes and charges applicable to Account B) applied to then-current annuity purchase rates for the annuity option you select.

The GMIB Benefit Base is only used to calculate the GMIB, and does not establish or guarantee a contract value, cash value, minimum death benefit, or a minimum return for any subaccount. Because the GMIB annuity purchase rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying your contract value (less applicable premium taxes and charges) on your annuity date to then-current annuity purchase rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes and charges) on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity purchase rates depend on the sex (when permissible) and ages of the annuitant and any co-annuitant.

Your GMIB Benefit Base increases if you allocate subsequent premiums to Account A and decreases if you withdraw money from Account A or transfer money to Account B. The GMIB Benefit Base is equal to the greater of the:

—	GMIB Maximum Anniversary Value for Account A; and
—	GMIB Premiums Compounded at 5% for Account A.

GMIB Maximum Anniversary Value for Account A.  To determine the GMIB Maximum Anniversary Value for Account A, we will calculate an anniversary value for your Account A value on the date of issue of the

Contract and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant and the date you exercise the GMIB. An anniversary value is equal to your Account A value on the date of issue of the Contract and on each contract anniversary, increased by premiums allocated to Account A and decreased by “adjusted” transfers to Account B and “adjusted” withdrawals from Account A since the date of issue of the Contract or that anniversary. The GMIB Maximum Anniversary Value for Account A is equal to the greatest of these anniversary values.

Each “adjusted” transfer and “adjusted” withdrawal equals the amount transferred or withdrawn multiplied by the GMIB Maximum Anniversary Value for Account A divided by your Account A value, both of which are determined immediately prior to the transfer or withdrawal.

GMIB Premiums Compounded at 5% for Account A.  GMIB Premiums Compounded at 5% for Account A equals (i) minus (ii) where:

(i)	equals all premiums allocated to Account A with interest compounded daily from the date received; and

(ii)	equals all “adjusted” transfers to Account B and “adjusted” withdrawals from Account A with interest compounded daily from the date of each transfer or withdrawal.

Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant or the date you exercise the GMIB.

You may transfer to Account B and withdraw from Account A up to 5% of the value of the GMIB Premiums Compounded at 5% for Account A at the beginning of each contract year and such transfers and withdrawals will be “adjusted” so that they reduce the GMIB Premiums Compounded at 5% for Account A dollar-for-dollar for that contract year.

Any transfer or withdrawal that causes the total of all transfers to Account B and withdrawals from Account A during the contract year (including any currently requested transfer or withdrawal) to exceed 5% of the GMIB Premiums Compounded at 5% for Account A at the beginning of that contract year will be “adjusted” to reduce the GMIB Premiums Compounded at 5% for Account A proportionally. The adjustment is determined by multiplying the transfer or withdrawal by the ratio of the GMIB Premiums Compounded at 5% for Account A to the Account A value, where both values are calculated immediately prior to the transfer or withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% for Account A to be reduced by more than the amount of the transfer or withdrawal.

Electing to Receive Income Payments

You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85th birthday of the oldest annuitant or co-annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB Rider if the older of the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet Required Minimum Distributions for qualified contracts), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.

You are not required to use the GMIB Rider to receive annuity payments. However, we will not refund fees paid for the GMIB Rider if you annuitize outside of the terms and conditions of the GMIB Rider. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.”

The annuity options available when using the GMIB to receive your fixed income are limited to the following:

—	Life Annuity
—	Joint and Survivor Life Annuity
—	Life Annuity with Payments Guaranteed for 10 Years

—	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the co-annuitant for purposes of the GMIB Rider.

Change of Annuitant

If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant’s or co-annuitant’s age on the date of issue of the Contract was older than the current age of the oldest annuitant or co-annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or co-annuitant’s age. If the last day of that timeframe is earlier than the effective date of the change of annuitant or co-annuitant, the GMIB Rider will terminate.

If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than the previous oldest annuitant or co-annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant or co-annuitant, we will use the new annuitant’s or co-annuitant’s age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.

GMIB Fee

We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. (See “Guaranteed Minimum Income Benefit Fee”.)

Termination of the GMIB Rider

The GMIB Rider will terminate on the earliest of: (1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or co-annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; (4) transfer of all your Account A value to Account B; or (5) a change of annuitant or co-annuitant that causes the GMIB Rider to terminate as described above under “Change of Annuitant.” The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under “Change of Annuitant” above.

The payment of the GMIB is subject to our financial strength and claims-paying ability.

FEDERAL INCOME TAXES

Federal Income Taxes

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can’t guarantee that the law or the IRS’s interpretation won’t change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven’t considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contract

Diversification Requirements

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be “adequately diversified” for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

Owner Control

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Account assets.

Required Distributions

To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner’s death, the IRS will consider these requirements satisfied for any part of the owner’s interest payable to or for the benefit of a “designated beneficiary” and distributed over the beneficiary’s life or over a period that cannot exceed the beneficiary’s life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner’s spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

If any contract owner is a non-natural person, the death of the annuitant will be treated as the death of an owner for purposes of Section 72(s).

The nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section’s requirements when such requirements are clarified by regulation or otherwise.

Other rules regarding required distributions apply to qualified Contracts.

Taxation of Annuities

In General

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won’t be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the “investment in the contract” during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

Withdrawals and Surrenders

When you take a withdrawal from a nonqualified Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified Contract can be zero.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.

Annuity Payments

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds

Amounts, including any Estate Enhancer benefit, may be paid from a Contract because an owner or annuitant (if owner is not a natural person) has died. If the payments are made in a single sum, they’re taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments. Because the Estate Enhancer benefit is treated as a death benefit, we believe that for Federal tax purposes, the Estate Enhancer benefit should be treated as an integral part of the Contract’s benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Estate Enhancer benefit should not be treated as a distribution received by the Contract owner. However, it is possible that the IRS may take a position that some or all of the charge for the Estate Enhancer benefit should be deemed a taxable distribution to you. Although we do not believe that the fees associated with the Estate Enhancer benefit should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting this optional benefit under the Contract.

Penalty Tax on Some Withdrawals

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

(1) on or after you reach age 59 1/2;
(2) after you die (or after the annuitant dies, if the owner isn’t an individual);
(3) after you become disabled; or

(4)	that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

Transfers, Assignments, Annuity Dates, or Exchanges of a Contract

Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, selecting certain annuity dates, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax advisor.

Withholding

Annuity distributions usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

Multiple Contracts

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Optional Benefit Riders

It is possible that the IRS may take the position that fees deducted for certain optional benefit riders, such as the GMIB and the Estate Enhancer, are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Possible Changes In Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Possible Charge For Our Taxes

Currently we don’t charge the Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Foreign Tax Credits

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

Taxation of Qualified Contracts

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

Individual Retirement Programs

Traditional IRAs

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” This Contract is also available for purchase through an established IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Roth IRAs

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income, or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Other Tax Issues For IRAs and Roth IRAs

Total annual contributions to all of an individual’s IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant’s Federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions such as the guaranteed minimum death benefit provisions adversely affect the qualification of the Contract as an IRA or Roth IRA. The Estate Enhancer benefit is not available with an IRA or Roth IRA.

Note: The Treasury made changes to the Required Minimum Distribution (“RMD”) rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB or GMIB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation.

Tax Sheltered Annuities

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable “eligible rollover distributions” from tax sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the IRC, distributions in a specified annuity form or, hardship distributions. The 20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes a guaranteed minimum death benefit, that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the guaranteed minimum death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors. The Estate Enhancer benefit is not currently available with a tax sheltered annuity. As noted above, the value of certain death benefits and other benefits under the Contract may need to be considered in calculating minimum required distributions. (See “Note” under “Other Tax Issues For IRAs and Roth IRAs.”)

OTHER INFORMATION

Notices and Elections

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed, or by telephone, if we have received proper telephone authorization. If we have received proper telephone authorization, you may make the following choices via telephone:

1. Transfers

2. Premium allocation

3. Withdrawals, other than full surrenders

4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

Voting Rights

We own all Fund shares held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1) the election of a Fund’s Board of Directors;
(2) ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;
(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and
(5)	any other matter requiring a vote of the Fund’s shareholders.

Reports to Contract Owners

At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each Fund, the value of each accumulation unit, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

Selling the Contract

We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and District Annuity Specialists a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.

The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.00% of each premium and up to 1.00% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 2.25% of each premium and up to 0.53% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge. Reduced compensation may be paid on Contracts purchased by any of our or our affiliates’ employees or their spouses or dependents. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.13% of each premium.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help

Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Accounts. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

State Regulation

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

Legal Proceedings

There are no legal proceedings to which the Accounts are a party or to which the assets of the Accounts are subject. We, like other life insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Accounts, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

Experts

The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2007 have been audited by Ernst & Young, LLP, an independent registered public accounting firm, as stated in their report dated March 14, 2008 and the financial statements of the Separate Accounts A & B as of December 31, 2007, have been audited by Ernst & Young, LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2008, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young, LLP is 5 Times Square, New York, NY 10036.

The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2006, and for each of the two years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 2, 2007, and the financial statements of Separate Accounts A & B for the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports dated March 30, 2007, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.

Registration Statements

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES†
(Condensed Financial Information)

		BlackRock Balanced Capital V.I.*
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$22.76	$20.03	$19.50	$18.19	$15.16	$17.81	$19.49	$20.09	$18.73	$16.72
(2)	Accumulation unit value at end of period	$23.64	$22.76	$20.03	$19.50	$18.19	$15.16	$17.81	$19.49	$20.09	$18.73
(3)	Number of accumulation units outstanding at end of period	2,030,408.1	2,496,799.6	3,099,623.5	3,675,588.7	4,388,624.1	5,238,232.4	6,379,947.1	5,917,008.4	7,254,197.1	8,811,560.6

		Balanced Capital Focus*
		1/1/01 to	1/1/00 to	1/1/99 to	6/5/98** to
		12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$10.82	$10.30	$9.68	$10.00
(2)	Accumulation unit value at end of period	*	$10.82	$10.30	$9.68
(3)	Number of accumulation units outstanding at end of period	0.0	3,063,065.5	2,998,678.0	1,724,252.1

		BlackRock Basic Value V.I.
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$40.55	$33.73	$33.21	$30.31	$23.06	$28.42	$27.63	$24.86	$20.81	$19.27
(2)	Accumulation unit value at end of period	$40.73	$40.55	$33.73	$33.21	$30.31	$23.06	$28.42	$27.63	$24.86	$20.81
(3)	Number of accumulation units outstanding at end of period	11,533,297.5	14,550,785.4	19,289,925.3	24,871,043.0	28,354,204.0	30,717,375.1	32,950,655.6	32,033,529.3	32,438,211.6	28,219,085.9

†	Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

*	Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.

**	Available for allocations of premiums or contract value effective following the close of business.

		BlackRock Total Return V.I.***
		1/1/2007 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/2007	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$20.09	$19.50	$19.38	$18.79	$18.18	$16.82	$15.98	$14.72	$15.28	$14.36
(2)	Accumulation unit value at end of period	$20.54	$20.09	$19.50	$19.38	$18.79	$18.18	$16.82	$15.98	$14.72	$15.28
(3)	Number of accumulation units outstanding at end of period	14,340,110.5	17,947,238.6	21,235,672.3	25,579,969.7	30,462,610.6	33,147,722.3	34,517,334.7	28,210,223.4	32,859,390.2	34,324,782.1

		Mercury Developing Capital Markets V.I.*
		1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		11/21/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$6.54	$7.38	$7.37	$10.48	$6.42	$9.21
(2)	Accumulation unit value at end of period	*	$6.54	$7.38	$7.37	$10.48	$6.42
(3)	Number of accumulation units outstanding at end of period	0.0	2,542,777.9	3,314,469.2	4,530,719.1	8,168,100.8	8,301,183.8

		BlackRock Money Market V.I. (Account A)*
		1/1/2007 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/2007	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$14.24	$13.80	$13.62	$13.68	$13.77	$13.75	$13.41	$12.82	$12.39	$11.94
(2)	Accumulation unit value at end of period	$14.73	$14.24	$13.80	$13.62	$13.68	$13.77	$13.75	$13.41	$12.82	$12.39
(3)	Number of accumulation units outstanding at end of period	$11,758,538.7	13,042,974.1	14,221,087.5	17,637,574.3	22,355.053.1	28,738,375.9	29,585,818.8	25,465,430.4	33,181,894.2	30,449,124.5

*	Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.

***	Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS® Research Series of the MFS® Variable Insurance TrustSM. Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Total Return V.I. Fund) was substituted for the Global Bond Focus Fund.

		BlackRock Money Market V.I. (Account B)*					Focus Twenty V.I.*				BlackRock Fundamental Growth V.I.
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	11/21/03** to	1/1/03 to	1/1/02 to	1/1/01 to	7/10/00** to	1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	5/1/01** to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	11/21/03	12/31/02	12/31/01	12/31/00	12/31/07	12/31/06	12/31/05	12/31/04	11/21/03	12/31/02	12/31/01

(1)	Accumulation unit value at beginning of period	$15.50	$14.93	$14.63	$14.59	$14.59	$1.37	$2.27	$7.47	$10.00	$9.17	8.89	$8.38	$7.96	$6.30	$8.81	$10.00
(2)	Accumulation unit value at end of period	16.15	$15.50	$14.93	$14.63	$14.59	*	$1.37	$2.27	$7.47	10.77	9.17	$8.89	$8.38	$7.96	$6.30	$8.81
(3)	Number of accumulation units outstanding at end of period	306,575.3	408,562.9	411,192.6	423,127.6	461,966.9	0.0	2,873,380.3	4,034,923.4	7,843,546.7	5,281,231.4	6,401,247.1	12,768,261.5	15,080,640.0	15,516,973.2	13,264,514.6	8,002,014.8

		BlackRock Global Allocation V.I.*
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$27.84	$24.22	$22.21	$19.68	$14.81	$16.34	$18.18	$20.38	$17.02	$15.85
(2)	Accumulation unit value at end of period	$32.14	$27.84	$24.22	$22.21	$19.68	$14.81	$16.34	$18.18	$20.38	$17.02
(3)	Number of accumulation units outstanding at end of period	18,516,661.2	21,428,531.4	24,108,337.9	24,110,581.6	22,469,238.8	20,901,685.5	22,994,595.1	26,893,300.8	31,675,601.7	40,349,522.0

		Global Bond Focus*
		1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$11.68	$12.23	$12.35	$13.63	$12.27
(2)	Accumulation unit value at end of period	***	$11.68	$12.23	$12.35	$13.63
(3)	Number of accumulation units outstanding at end of period	0.0	2,023,068.6	2,519,404.0	3,371,794.8	4,521,788.3

*	Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.

**	Available for allocations of premiums or contract value effective following the close of business.

***	Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS® Research Series of the MFS® Variable Insurance TrustSM. Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Total Return V.I. Fund) was substituted for the Global Bond Focus Fund.

		BlackRock Global Growth V.I.
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	6/5/98** to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
(1)	Accumulation unit value at beginning of period	$13.65	$11.34	$9.99	$8.79	$6.67	$9.35	$12.32	$14.69	$10.74	$10.00
(2)	Accumulation unit value at end of period	$18.44	$13.65	$11.34	$9.99	$8.79	$6.67	$9.35	$12.32	$14.69	$10.74
(3)	Number of accumulation units outstanding at end of period	3,755,605.5	3,775,305.3	3,893,649.2	8,181,883.5	9,055,643.3	10,256,753.2	11,432,780.1	19,603,914.4	11,158,593.7	1,298,842.5

		BlackRock Government Income V.I.
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
(1)	Accumulation unit value at beginning of period	$17.60	$17.16	$16.85	$16.40	$16.29	$15.04	$14.24	$12.95	$13.36	$12.45
(2)	Accumulation unit value at end of period	$18.07	$17.60	$17.16	$16.85	$16.40	$16.29	$15.04	$14.24	$12.95	$13.36
(3)	Number of accumulation units outstanding at end of period	11,032,250.4	12,477,830.3	14,380,031.5	15,486,013.3	20,466,500.5	25,047,294.4	22,840,454.2	21,134,395.4	26,086,856.7	24,286,677.2

		BlackRock High Income V.I.
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
(1)	Accumulation unit value at beginning of period	$23.34	$21.61	$21.57	$19.55	$15.47	$15.91	$15.51	$16.92	$16.18	$16.93
(2)	Accumulation unit value at end of period	$23.58	$23.34	$21.61	$21.57	$19.55	$15.47	$15.91	$15.51	$16.92	$16.18
(3)	Number of accumulation units outstanding at end of period	5,751,551.8	7,798,004.0	9,802,703.0	12,701,546.8	14,782,130.1	15,247,591.1	20,369,245.5	23,373,205.6	26,535,665.7	29,043,029.8

		BlackRock S&P 500 Index V.I.
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
(1)	Accumulation unit value at beginning of period	$$19.13	$16.79	$16.30	$14.95	$11.82	$15.44	$17.85	$19.96	$16.79	$13.27
(2)	Accumulation unit value at end of period	$19.90	$19.13	$16.79	$16.30	$14.95	$11.82	$15.44	$17.85	$19.96	$16.79
(3)	Number of accumulation units outstanding at end of period	8,711,063.3	10,626,354.7	13,423,583.7	16,719,580.1	17,846,470.4	17,963,770.6	21,190,706.5	22,709,749.8	22,900,998.5	19,261,320.4

*	Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.

**	Available for allocations of premiums or contract value effective following the close of business.

		International Equity Focus*				BlackRock International Value V.I.*
		1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to	1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	11/21/03** to
		12/31/01	12/31/00	12/31/99	12/31/98	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

(1)	Accumulation unit value at beginning of period	$13.20	$16.18	$11.91	$11.20	$20.45	$16.20	$14.71	$12.17	$11.08
(2)	Accumulation unit value at end of period	*	$13.20	$16.18	$11.91	$22.26	$20.45	$16.20	$14.71	$12.17
(3)	Number of accumulation units outstanding at end of period	0.0	8,131,177.0	10,055,061.4	13,703,986.4	10,509,214.4	14,169,614.9	16,310,930.3	19,033,126.6	19,807,166.8

		BlackRock Large Cap Core V.I.***
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$36.35	$32.10	$28.75	$24.95	$19.23	$23.47	$25.70	$28.89	$22.28	$19.54
(2)	Accumulation unit value at end of period	$38.85	$36.35	$32.10	$28.75	$24.95	$19.23	$23.47	$25.70	$28.89	$22.28
(3)	Number of accumulation units outstanding at end of period	10,382,623.8	12,699,108.3	14,507,568.5	16,372,611.0	17,864,899.2	19,455,855.7	21,872,938.3	25,660,426.4	28,750,257.4	33,613,045.0

		BlackRock Large Cap
		Growth V.I.*					BlackRock Large Cap Value V.I.
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	11/21/03** to	1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	5/1/01** to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

(1)	Accumulation unit value at beginning of period	$10.91	$10.31	$9.45	$8.88	$8.80	$17.64	$15.41	$13.31	$11.20	$8.48	$9.83	$10.00
(2)	Accumulation unit value at end of period	$11.66	$10.91	$10.31	$9.45	$8.88	$18.43	$17.64	$15.41	$13.31	$11.20	$8.48	$9.83
(3)	Number of accumulation units outstanding at end of period	13,658,361.3	15,730,644.8	15,997,010.9	15,568,713.5	6,240,868.3	6,711,683.1	8,616,538.0	8,866,791.8	8,560,087.4	7,822,626.6	6,809,319.2	1,258,222.7

		Natural Resources Focus
		1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$15.29	$17.42	$12.68	$10.14	$12.14
(2)	Accumulation unit value at end of period	***	$15.29	$17.42	$12.68	$10.14
(3)	Number of accumulation units outstanding at end of period	0.0	664,973.7	841,185.9	1,054,802.2	1,411,604.8

*	Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.

**	Available for allocations of premiums or contract value effective following the close of business.

***	Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS® Research Series of the MFS® Variable Insurance TrustSM. Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Total Return V.I. Fund) was substituted for the Global Bond Focus Fund.

		Reserve Assets V.I.*
		1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		11/21/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$14.62	$14.53	$14.09	$13.39	$12.87	$12.32
(2)	Accumulation unit value at end of period	*	$14.62	$14.53	$14.09	$13.39	$12.87
(3)	Number of accumulation units outstanding at end of period	0.0	449,604.0	552,291.8	745,679.0	902,717.9	913,135.2

		BlackRock Utilities and Telecommunications V.I.
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$29.54	$23.91	$21.23	$17.12	$14.44	$18.01	$21.24	$22.12	$19.91	$16.27
(2)	Accumulation unit value at end of period	36.83	$29.54	$23.91	$21.23	$17.12	$14.44	$18.01	$21.24	$22.12	$19.91
(3)	Number of accumulation units outstanding at end of period	940,734.4	1,217,584.7	1,460,485.8	1,749,447.7	2,105,169.4	2,509,787.9	3,227,019.1	4,076,374.7	5,102,928.3	6,354,180.9

		BlackRock Value Opportunities V.I.
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$43.26	$38.86	$35.68	$31.46	$22.31	$29.66	$23.15	$20.45	$15.45	$16.75
(2)	Accumulation unit value at end of period	42.29	$43.26	$38.86	$35.68	$31.46	$22.31	$29.66	$23.15	$20.45	$15.45
(3)	Number of accumulation units outstanding at end of period	5,403,880.4	6,875,035.0	8,664,083.6	11,959,661.1	14,659,369.3	16,380,006.3	20,951,548.1	22,009,316.5	22,646,932.9	25,287,229.6

		Roszel/					Roszel/JP Morgan						Roszel/Lord Abbett
		Delaware Trend Portfolio***					Small Cap Growth						Affiliated Portfolio
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	5/1/03** to	1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	7/1/02 to	1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	5/1/03** to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

(1)	Accumulation unit value at beginning of period	$14.83	$13.96	$13.51	$12.28	$10.00	$14.71	$12.89	$12.28	$11.42	$8.44	$10.00	$15.55	$13.41	$13.17	$12.00	$10.00
(2)	Accumulation unit value at end of period	16.08	$14.83	$13.96	$13.51	$12.28	16.23	$14.71	$12.89	$12.28	$11.42	$8.44	15.90	$15.55	$13.41	$13.17	$12.00
(3)	Number of accumulation units outstanding at end of period	1,204,130.1	1,582,892.1	2,033,926.0	4,498,173.0	4,128,495.9	3,557,152.2	4,702,100.1	5,750,379.3	5,327,782.5	5,608,777.3	4,729,763.5	1,567,526.9	1,833,495.0	1,977,684.4	1,983,245.5	897,575.4

*	Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.

**	Available for allocations of premiums or contract value effective following the close of business.

***	Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS® Research Series of the MFS® Variable Insurance TrustSM. Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Total Return V.I. Fund) was substituted for the Global Bond Focus Fund.

		Roszel/Lord Abbett Mid Cap Value						Roszel/Allianz CCM Capital Appreciation Portfolio***
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	7/1/02 to	1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	5/1/03** to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

(1)	Accumulation unit value at beginning of period	$$15.94	$14.41	$13.49	$11.04	$8.97	$$10.00	$14.79	$14.09	$13.05	$11.72	$10.00
(2)	Accumulation unit value at end of period	$15.80	$15.94	$14.41	$13.49	$11.04	$8.97	$17.18	$14.79	$14.09	$13.05	$11.72
(3)	Number of accumulation units outstanding at end of period	5,776,428.4	7,532,838.0	9,562,491.2	9,952,051.0	9,065,250.4	7,238,257.9	7,287,363.9	9,183,106.7	9,793,337.8	11,132,953.2	11.191,632.4

		Roszel/Allianz NFJ Small Cap Value
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	7/02 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1)	Accumulation unit value at beginning of period	$19.69	$16.38	$14.85	$12.26	$9.33	$10.00
(2)	Accumulation unit value at end of period	$20.06	$19.69	$16.38	$14.85	$12.26	$9.33
(3)	Number of accumulation units outstanding at end of period	3,379,934.4	4,153,929.1	4,724,955.8	3,899,445.2	3,320,853.4	2,244,144.2

		Roszel/Seligman Mid Cap Growth						Select Ten V.I. Trust****
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	7/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	6/5/98** to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$14.79	$14.19	$12.85	$11.99	$9.12	$10.00	$10.67	$9.39	$10.12	$10.00
(2)	Accumulation unit value at end of period	$16.98	$14.79	$14.19	$12.85	$11.99	$9.12	****	$10.67	$9.39	$10.12
(3)	Number of accumulation units outstanding at end of period	2,442,658.6	2,905,294.2	3,816,347.2	3,320,794.5	2,407,444.2	1,431,411.5	0.0	2,176,124.5	6,451,242.3	2,066,901.2

		AIM V.I. Capital Appreciation
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$14.17	$13.51	$12.58	$11.96	$9.36	$12.54	$16.57	$18.86	$13.22	$11.23
(2)	Accumulation unit value at end of period	$15.66	$14.17	$13.51	$12.58	$11.96	$9.36	$12.54	$16.57	$18.86	$13.22
(3)	Number of accumulation units outstanding at end of period	3,951,922.1	5,101,316.9	6,445,557.2	7,941,251.2	6,910,850.5	8,025,721.1	10,501,783.4	12,692,918.0	8,479,385.9	7,273,224.1

		AIM V.I.
		Core
		Equity*****		AIM V.I. Premier Equity*****
		1/1/07 to	5/1/06** to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	4/28/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$11.09	$10.24	$14.06	$13.49	$12.93	$10.48	$15.22	$17.65	$20.96	$16.35	$12.52
(2)	Accumulation unit value at end of period	$11.83	$11.09	$14.78	$14.06	$13.49	$12.93	$10.48	$15.22	$17.65	$20.96	$16.35
(3)	Number of accumulation units outstanding at end of period	7,650,152.5	9,365,385.9	—	8,421,710.3	11,039,654.2	14,288,978.2	17,338,145.2	24,637,001.5	26,715,565.3	26,006,506.4	18,123,583.9

**	Available for allocations of premiums or contract value effective following the close of business.

***	Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS® Research Series of the MFS® Variable Insurance TrustSM. Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Total Return V.I. Fund) was substituted for the Global Bond Focus Fund.

****	The 1998 Select Ten Trust terminated on April 30, 1999. The 1999 Select Ten Trust commenced operation on May 1, 1999, at an accumulation unit value of $10.00. The 1999 Select Ten Trust terminated on April 30, 2000. The 2000 Select Ten V.I. Trust commenced operation on May 1, 2000, at an accumulation unit value of $10.00. The 2000 Select Ten V.I. Trust terminated on April 30, 2001.

*****	Effective May 1, 2006, the AIM V.I. Premier Equity Fund merged with and into the AIM V.I. Core Equity Fund.

		AllianceBernstein VPS Large Cap Growth
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
(1)	Accumulation unit value at beginning of period	$16.89	$17.20	$15.14	$14.13	$11.58	$16.92	$20.72	$25.17	$19.28	$13.21
(2)	Accumulation unit value at end of period	$18.98	$16.89	$17.20	$15.14	$14.13	$11.58	$16.92	$20.72	$25.17	$19.28
(3)	Number of accumulation units outstanding at end of period	7,661,423.6	9,513,447.5	12,113,592.7	15,304,302.7	27,284,337.0	31,618,066.4	39,464,410.9	43,927,124.9	42,583,927.7	32,445,966.0

		AllianceBernstein VPS Quasar***						AllianceBernstein VPS Global Technology
		1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	6/5/98** to	1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	5/1/01** to
		11/21/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
(1)	Accumulation unit value at beginning of period	$5.31	$7.89	$9.17	$9.90	$8.57	$10.00	$7.56	$7.05	$6.88	$6.61	$4.65	$8.09	$10.00
(2)	Accumulation unit value at end of period	***	$5.31	$7.89	$9.17	$9.90	$8.57	$8.96	$7.56	$7.05	$6.88	$6.61	$4.65	$8.09
(3)	Number of accumulation units outstanding at end of period	0.0	7,562,517.2	13,474,323.7	15,221,526.4	7,760,537.8	1,208,208.4	600,929.7	519,722.8	565,785.8	792,831.6	828,028.4	411,448.1	3,408,114.3

American Century
		American Century VP International							VP Ultra Fund
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	5/1/01** to	1/1/07 to	1/1/06 to	1/1/05 to	5/1/04** to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/07	12/31/06	12/31/05	12/31/04

(1)	Accumulation unit value at beginning of period	$ 12.22	$ 9.91	$ 8.87	$ 7.82	$ 6.37	$ 8.10	$ 10.00	$ 10.26	$ 10.75	$ 10.67	$ 10.00
(2)	Accumulation unit value at end of period	$ 14.23	$ 12.22	$ 9.91	$ 8.87	$ 7.82	$ 6.37	$ 8.10	$ 12.25	$ 10.26	$ 10.75	$ 10.67
(3)	Number of accumulation units outstanding at end of period	5,717,230.0	5,101,444.9	5,604,296.2	6,558,283.5	5,389,464.6	5,041,841.7	4,233,366.1	896,244.7	1,044,978.4	1,251,178.2	154,232.3

									Federated				Federated
									Capital Appreciation				Kauffman
		Davis Value							Fund II				Fund II
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	5/1/01** to	1/1/07 to	1/1/06 to	1/1/05 to	5/1/04** to	1/1/07 to	1/1/06 to	1/1/05 to	5/1/04** to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/07	12/31/06	12/31/05	12/31/04	12/31/07	12/31/06	12/31/05	12/31/04
(1)	Accumulation unit value at beginning of period	$ 13.33	$ 11.75	$ 10.88	$ 9.82	$ 7.67	$ 9.28	$ 10.00	$ 12.29	$ 10.72	$ 10.66	$ 10.00	$ 13.86	$ 12.22	$ 11.14	$ 10.00
(2)	Accumulation unit value at end of period	$ 13.76	$ 13.33	$ 11.75	$ 10.88	$ 9.82	$ 7.67	$ 9.28	$ 13.32	$ 12.29	$ 10.72	$ 10.66	$ 16.54	$ 13.86	$ 12.22	$ 11.14
(3)	Number of accumulation units outstanding at end of period	8,976,541.7	10,961,194.6	12,039,070.5	11,622,640.1	10,060,406.4	7,947,780.8	6,727,793.0	126,851.8	88,275.9	87,630.2	62,722.5	1,016,840.4	903,840.5	827,311.5	523,100.9

*	Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.

**	Available for allocations of premiums or contract value effective following the close of business.

***	Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS® Research Series of the MFS® Variable Insurance TrustSM. Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Total Return V.I. Fund) was substituted for the Global Bond Focus Fund.

		Mercury International Value V.I.*						Merrill Lynch Large Cap Growth V.I.*
		1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	6/5/98** to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	6/18/99** to
		11/21/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98	11/21/03	12/31/02	12/31/01	12/31/00	12/31/99
(1)	Accumulation unit value at beginning of period	$8.67	$9.93	$11.56	$11.39	$9.49	$10.00	$6.72	$8.89	$9.94	$11.98	$10.00
(2)	Accumulation unit value at end of period	*	$8.67	$9.93	$11.39	$9.49	$8.89	*	$6.72	$8.89	$9.94	$11.98
(3)	Number of accumulation units outstanding at end of period	0.0	21,631,322.8	27,563,545.4	27,031,930.9	22,677,967.0	28,051,199.1	0.0	3,896,489.7	3,380,676.0	3,371,281.5	982,517.4

		MFS® Growth
		1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$15.24	$14.32	$13.29	$11.93	$9.28	$14.21	$21.65	$27.30	$15.66	$11.83
(2)	Accumulation unit value at end of period	$18.22	$15.24	$14.32	$13.29	$11.93	$9.28	$14.21	$21.65	$27.30	$15.66
(3)	Number of accumulation units outstanding at end of period	3,996,439.6	4,988,201.9	7,484,430.4	9,274,116.1	11,141,156.1	12,747,207.1	17,457,850.7	21,939,638.7	17,748,946.8	13,340,981.2

		MFS® Research***
		1/1/03 to	1/1/02 to	1/1/01 to	1/1/00 to	1/1/99 to	1/1/98 to
		11/21/03	12/31/02	12/31/01	12/31/00	12/31/99	12/31/98

(1)	Accumulation unit value at beginning of period	$9.67	$12.99	$16.73	$17.82	$14.56	$11.96
(2)	Accumulation unit value at end of period	***	$9.67	$12.99	$16.73	$17.82	$14.56
(3)	Number of accumulation units outstanding at end of period	0.0	13,792,174.9	18,733,036.0	21,792,941.5	17,139,010.1	14,322,681.4

		Premier VIT Op Cap										Van Kampen
		Renaissance Portfolio				PIMCO Total Return						Comstock Portfolio
		1/1/07 to	1/1/06 to	1/1/05 to	5/1/04** to	1/1/07 to	1/1/06 to	1/1/05 to	1/1/04 to	1/1/03 to	7/1/02 to	1/1/07 to	1/1/06 to	1/1/05 to	5/1/04** to
		12/31/07	12/31/06	12/31/05	12/31/04	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04

(1)	Accumulation unit value at beginning of period	$11.78	$10.72	$11.38	$10.00	$11.67	$11.39	$11.27	$10.89	$10.51	$10.00	$13.34	$11.63	$11.29	$10.00
(2)	Accumulation unit value at end of period	$12.35	$11.78	$10.72	$11.38	$12.52	$11.67	$11.39	$11.27	$10.89	$10.51	$12.89	$13.34	$11.63	$11.29
(3)	Number of accumulation units outstanding at end of period	241,176.2	327,720.1	494,683.8	574,066.1	17,706,260.0	19,009,898.3	20,022,509.8	18,717,651.9	14,558,447.2	9,661,753.1	3,493,957.2	4,270,365.2	3,910,546.6	541,712.8

*	Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.

**	Available for allocations of premiums or contract value effective following the close of business.

***	Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS® Research Series of the MFS® Variable Insurance TrustSM. Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Total Return V.I. Fund) was substituted for the Global Bond Focus Fund.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION

Selling the Contract

Financial Statements

Administrative Services Arrangements

Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Yields

Other Subaccount Yields

Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

Appendix A

Calculation of Maximum Anniversary Value Death Benefit

Owners of Contracts issued on Contract Forms ML-VA-001 and ML-VA-002 with the 5% Rising Floor with 7th Anniversary Step-Up death benefit may have elected to change their death benefits to the MAV death benefit. The Maximum Anniversary Value (MAV) Death Benefit that applies to such Contracts is as follows.

(a)	We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,

(i)	we calculate an anniversary value for each contract anniversary beginning with the effective date of the change to the MAV death benefit through the earlier of your (or the older owner’s, if the Contract has co-owners, or the annuitant’s, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner’s, if the Contract has co-owners or the annuitant’s, if the owner is a non-natural) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus “adjusted transfers” to Account B and “adjusted withdrawals” from Account A since that contract anniversary.

(ii)	we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value. It is also the amount referred to as the “Guaranteed Minimum Death Benefit.”

(b)	We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each “adjusted transfer” and “adjusted withdrawal” equals: the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by an amount equal to (i) divided by (ii) where (i) is the Guaranteed Minimum Death Benefit prior to the transfer or withdrawal and (ii) is the value of Account A prior to the transfer or withdrawal.

The period for which we will calculate the Maximum Anniversary Value is based on your attained age (or the attained age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the effective date of the change to the MAV death benefit. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by “adjusted withdrawals” and “adjusted transfers” since that contract anniversary.

A-1

Appendix B

Calculation of the 5% Rising Floor with 7th Anniversary Step-Up for Contract Form ML-VA-002

The following discussion applies for issue ages under 80.

(a)	We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less “adjusted transfers” to Account B and “adjusted withdrawals” from Account A with interest at 5% annually. (If your Contract was issued before we received state approval for the 7th anniversary value described below, we do not “adjust” transfers and withdrawals in this calculation.)

(b)	We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,

(i)	we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);

(ii)	we calculate 5% assumed annual interest on premiums paid into Account A since the end of each 7th contract year;

(iii)	we calculate 5% assumed annual interest on each “adjusted transfer” to Account B and to each “adjusted withdrawal” from Account A since the end of each 7th contract year;

(iv)	for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.

We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach age 80, or the date of your death.

(c)	Assuming that when we obtained necessary state approval you have not attained age 80 or your death benefit was not “capped”, we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any “adjusted transfers” to Account B and “adjusted withdrawals” from Account A since that contract anniversary.

(d)	We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.

(e)	We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each “adjusted transfer” and “adjusted withdrawal” equals:

•	the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
•	an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one.

There are limits on the period during which the assumed 5% interest will accrue for purposes of calculating the 5% Rising Floor with 7th Anniversary Step-Up. Interest accrues until the earliest of:

(1)	The last day of the 20th contract year;
(2)	The last day of the contract year in which the contract owner attains age 80;
(3)	The date of death of the contract owner.

B-1

The purpose of this example is to illustrate the operation of the 5% Rising Floor with 7th Year Anniversary Step-Up Death Benefit. The investment returns shown are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example does not reflect the deduction of fees and charges.

Facts:  Assume a 68 year-old person purchased a Contract on June 1, 2008 with the 5% Rising Floor with 7th Year Anniversary Step-Up Death Benefit and made an initial payment of $100,000, which was allocated completely to Account A. During his or her life, the contract owner makes no withdrawals, transfers, or additional premium payments. The following chart, which is discussed in more detail below, depicts the potential Death Benefit at certain points over the life of the contract owner.

					(GMDB)
					Guaranteed Minimum Death Benefit
					(Greatest of X, Y, or Z)
				(CV)	(X)	(Y)	(Z)	(DB)

							ATTAINED
							AGE 80
		TRANSACTIONS		CONTRACT	PREMIUMS	GREATEST	ANNIVERSARY	DEATH
DATE		PREM.	WITHDR.	VALUE	AT 5%	7th ANNIV.	VALUE	BENEFIT

6/1/08	The contract is issued	$100,000		$100,000	$100,000	$0	$0	$100,000 (Greater of CV or GMDB)
	CV = $100,000, X = $100,000, Y = $0 (because the contract has not yet reached a seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
	DB = $100,000
6/1/09	First contract anniversary			$104,000	$105,000	$0	$0	$105,000 (Greater of CV or GMDB)
	Assume contract value increased $4,000 due to positive investment performance
	CV = $104,000, X = $105,000 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for one year), Y = $0 (because the contract has not yet reached a seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
	DB = greatest ($104,000, $105,000, $0, $0) = $105,000
6/1/10	Second contract anniversary			$120,000	$110,250	$0	$0	$120,000 (Greater of CV or GMDB)
	Assume contract value increased $16,000 due to positive investment performance
	CV = $120,000, X = $110,250 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for two years), Y = $0 (because the contract has not yet reached a seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
	DB = greatest ($120,000, $110,250, $0, $0) = $120,000
6/1/15	Seventh Contract anniversary			$160,000	$140,710	$160,000	$0	$160,000 (Greater of CV or GMDB)
	Assume contract value increased $40,000 due to positive investment performance
	CV = $160,000, X = $140,710 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for seven years), Y = $160,000 (the value of Account A on the Seventh Anniversary), and Z = $0 (because the contract owner has not attained age 80)
	DB = greatest ($160,000, $140,710, $160,000, $0) = $160,000
6/1/16	Eighth Contract anniversary			$130,000	$147,746	$168,000	$0	$168,000 (Greater of CV or GMDB)
	Assume contract value decreased $30,000 due to negative investment performance
	CV = $130,000, X = $147,746 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for eight years), Y = $168,000 (the contract value on the seventh anniversary at an interest rate compounded daily to yield 5% annually for one year), and Z = $0 (because the contract owner has not attained age 80)
	DB = greatest ($130,000, $147,746, $168,000, $0) = $168,000
6/1/17	Twelfth Contract Anniversary			$210,000	$179,586	$204,205	$210,000	$210,000 (Greater of CV or GMDB)
	Assume contract value increased $80,000 due to positive investment performance
	CV = $210,000, X = $179,586 (premiums of $100,000 at an interest rate compounded daily to yield 5% annually for seven years), Y = $204,205 (the contract value on the seventh anniversary at an interest rate compounded daily to yield 5% annually for five years), and Z = $210,000 (the value of Account A on the anniversary the owner attains age 80)
	DB = greatest ($210,000, $179,586, $204,205, $210,000) = $210,000

B-2

Appendix C

Calculation of the 5% Rising Floor with 7th Year Anniversary Step-Up for Contract Form ML-VA-001 (except Contracts issued in Washington)

(a)	We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less transfers to Account B and withdrawals from Account A with interest at 5% annually. Interest accrues until the last day of the 20th contract year.

(b)	We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,

(i)	we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);
(ii)	we calculate 5% assumed annual interest to premiums paid into Account A since the end of each 7th contract year;
(iii)	we calculate 5% assumed annual interest on each “adjusted transfer” to Account B and to each “adjusted withdrawal” from Account A since the end of each 7th contract year;

(iv)	for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.

We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach attained age 80, or the date of your death. Interest accrues until the earliest of:

(1)	The last day of the 20th contract year;
(2)	The last day of the contract year in which the contract owner attains age 80;
(3)	The date of death of the contract owner.

(c)	Assuming that when we obtained necessary state approval you were not over attained age 80 or your death benefit was not “capped”, we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any “adjusted transfers” to Account B and “adjusted withdrawals” from Account A since that contract anniversary.

(d)	We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.

(e)	We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each “adjusted transfer” and “adjusted withdrawal” equals:

•	the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
•	an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one.

C-1

Appendix D

Calculation of the 5% Rising Floor (for Contracts issued in the state of Washington on Contract Forms ML-VA-001 and ML-VA-002)

(a)	We credit 5% assumed annual interest on premiums you pay into Account A.

(b)	We credit 5% assumed annual interest on any transfers to Account B and any withdrawals from Account A.

(c)	We subtract (b) from (a). This amount is referred to as your Guaranteed Minimum Death Benefit.

(d)	We add the value of Account B to the amount in (c).

(e)	We compare the result in (d) to your contract value. The death benefit is the higher of the two.

There are limits on the period during which the 5% interest will accrue for purposes of calculating the 5% Rising Floor. If your Contract was issued on Contract Form ML-VA-002, interest accrues until the earliest of:

(1)	The last day of the 20th contract year;

(2)	The last day of the contract year in which the contract owner attains age 80;

(3)	The date of death of the contract owner.

If your Contract was issued on Contract Form ML-VA-001, interest accrues until the last day of the 20th contract year.

D-1

Appendix E — Example of Maximum Anniversary Value Death Benefit

The purpose of this example is to illustrate the operation of the Maximum Anniversary Value Death Benefit. The investment returns assumed are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example does not reflect the deduction of fees and charges.

Facts:  Assume that you are under age 78 at issue and elected the Maximum Anniversary Value death benefit. You pay an initial premium of $100,000 on June 1, 2008 and a subsequent premium of $10,000 on December 1, 2009, which are allocated completely to Account A. You also make a withdrawal of $50,000 on January 1, 2010. Your death benefit, based on hypothetical Contract values and transactions, and resulting hypothetical maximum anniversary values (“MAV”) are illustrated below.

				(A)	(B)	(C)
				PREMS
		TRANSACTIONS		LESS ADJ.	MAX ANNIV.	CONTRACT
DATE		PREM.	WITHDR.	WITHDRS.	VALUE (MAV)	VALUE	DEATH BENEFIT
6/1/08	The contract is issued	$100,000		$100,000	$0	$100,000	$100,000 (maximum of (A), (B), (C))
	MAV is $0 until first contract anniversary
6/1/09	First contract anniversary			$100,000	$110,000	$110,000	$110,000 (maximum of (A), (B), (C))
	Assume contract value increased $10,000 due to positive investment performance
	Anniversary value for 6/1/2009 = Contract value on 6/1/2009 = $110,000 MAV = greatest of anniversary values = $110,000
12/1/09	Owner puts in $10,000 additional premium	$10,000		$110,000	$120,000	$114,000	$120,000 (maximum of (A), (B), (C))
Assume contract value decreased $6,000 due to negative investment performance
	Anniversary value for 6/1/2009 = contract value on 6/1/2009 + premiums added since that anniversary = $110,000 + $10,000 = $120,000
	MAV = greatest of anniversary values = $120,000
1/1/10	Owner takes a $50,000 withdrawal		$50,000	$50,000	$60,000	$50,000	$60,000 (maximum of (A), (B), (C))
	Assume contract value decreased $14,000 due to negative investment performance
	Anniversary value for 6/1/2009 = contract value on 6/1/2009 + premiums added – adjusted withdrawals since that anniversary = $110,000 + $10,000 – $60,000 = $60,000
	Adjusted withdrawal = withdrawal × maximum (MAV, prems – adj. withdrs.) Contract value = $50,000 × maximum (120,000 , 110,000)/100,000 = $50,000 × 120,000/100,000 = $60,000
	(Note: All values are determined immediately prior to the withdrawal)
	MAV = greatest of anniversary values = $60,000
6/1/10	Second contract anniversary			$50,000	$60,000	$55,000	$60,000 (maximum of (A), (B), (C))
	Assume contract value increased $5,000 due to positive investment performance
	Anniversary value for 6/1/2009 = $60,000
	Anniversary value for 6/1/2010 = contract value on 6/1/2009 = $55,000
	MAV = greatest of anniversary values = maximum ($60,000, $55,000) = $60,000
6/1/11	Third Contract anniversary			$50,000	$65,000	$65,000	$65,000 (maximum of (A), (B), (C))
	Assume contract value increased $10,000 due to positive investment performance
	Anniversary value for 6/1/2009 = $60,000
	Anniversary value for 6/1/2010 = contract value on 6/1/2010 = $55,000
	Anniversary value for 6/1/2011 = contract value on 6/1/2011 = $65,000
	MAV = greatest of anniversary values maximum ($60,000, $55,000, $65,000) = $65,000

For a detailed explanation of how we calculate the Maximum Anniversary Value Death Benefit, see “Death Benefit.”

E-1

Appendix F – Example of the Estate Enhancer Benefit

The purpose of this example is to illustrate the operation of the Estate Enhancer benefit. The investment returns assumed are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example assumes no withdrawals and does not reflect the deduction of any fees and charges.

Facts:  Assume that a couple (ages 60 and 55) purchase a Contract on June 1, 2008 with the Estate Enhancer benefit, and makes an initial premium payment of $100,000. The Contract value on the death of the first to die is $300,000. The following chart depicts the potential Estate Enhancer benefit at the death of the contract owner.

Net Premiums	$100,000
Contract Value	$300,000
Estate Enhancer Gain	$200,000
Estate Enhancer benefit Lesser of 45% of Estate Enhancer Gain ($90,000) or 45% of Net Premiums ($45,000)	$45,000	*

*	Assuming the contract value is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Estate Enhancer benefit would have been $30,000.

For a detailed explanation of how we calculate the Estate Enhancer benefit, see “Death Benefit.”

F-1

Appendix G – Example of Guaranteed Minimum Income Benefit

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. The example assumes no allocations or transfers to Separate Account B, no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Benefit Base and therefore the GMIB guaranteed minimum payment.

Facts:  Assume that a male, age 60 purchased the Contract on February 1, 2008 with the GMIB, and made an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:

	GMIB BENEFIT	ANNUAL GMIB
CONTRACT ANNIVERSARY*	BASE	PAYMENTS**
(5th) February 1, 2013	$127,628	GMIB NOT AVAILABLE FOR EXERCISE

(10th) February 1, 2018	$162,889	$10,184

(15th) February 1, 2023	$207,893	$14,868

(20th) February 1, 2028	$265,330	$21,715

(25th) February 1, 2033***	$338,635	$31,290

(30th) February 1, 2038	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative.

***	If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB Fees previously collected would not be refunded.

For a detailed explanation of how we calculate the GMIB Benefit Base and determine the actual payout amount upon exercise of the GMIB rider, see “Guaranteed Minimum Income Benefit.”

G-1

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

and

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

also known as

MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
VARIABLE ANNUITY CONTRACT

Issued By

MERRILL LYNCH LIFE INSURANCE COMPANY

Home Office: Little Rock, Arkansas 72201
Service Center: P.O. Box 44222,
Jacksonville, Florida 32231-4222
4802 Deer Lake Drive East,
Jacksonville, Florida 32246
Phone: (800) 535-5549

Offered Through

Transamerica Capital, Inc.

This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company (“Merrill Lynch Life”) both on a nonqualified basis, and as an Individual Retirement Annuity (“IRA”) that is given qualified tax status. This Contract is currently not available to be issued as a tax sheltered annuity contract. We no longer accept any additional contributions from any source to your 403(b) Contract. In addition, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider.

This Statement of Additional Information is not a Prospectus and should be read together with the Contract’s Prospectus dated May 1, 2008, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

TABLE OF CONTENTS

OTHER INFORMATION	3
Selling the Contract	3
Financial Statements	3
Administrative Services Arrangements	3
Keep Well Agreement	3
CALCULATION OF YIELDS AND TOTAL RETURNS	4
Money Market Yields	4
Other Subaccount Yields	5
Total Returns	6
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A	S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B	S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY	G-1

2

OTHER INFORMATION

Selling the Contract

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Effective May 1, 2008, Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2007, 2006, and 2005, MLPF&S received $642,039, $924,298 and $2,882,613, respectively, in commissions.

Financial Statements

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

Administrative Services Arrangements

Merrill Lynch Life has entered into a Service Agreement with its former parent, Merrill Lynch Insurance Group, Inc. (“MLIG”) pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. (“MLIG Services”), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services’ actual costs. For the years ended December 31, 2007, 2006, and 2005, Merrill Lynch Life paid administrative services fees of $27.0 million, $29.7 million, and $33.1 million, respectively.

Keep Well Agreement

On December 28, 2007, AEGON USA entered into a “keep well” agreement with Merrill Lynch Life. Under the agreement, so long as Merrill Lynch Life is a wholly owned subsidiary of AEGON USA, AEGON USA will ensure that Merrill Lynch Life maintains tangible net worth equal to at least $5 million. At December 31, 2007, the tangible net worth of Merrill Lynch Life was in excess $5 million. The agreement has a duration of three years so long as Merrill Lynch Life is a wholly owned affiliate of AEGON USA and it may be terminated by either party upon one year’s written notice. The agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of Merrill Lynch Life. Upon mutual consent of AEGON USA and Merrill Lynch Life, the agreement may be modified or amended in ways not less favorable to Merrill Lynch Life or its contract owners.

3

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Yields

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yields for the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Fund or on its respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

Current Yield = ((NCF – ES)/UV) × (365/7)

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the Account A BlackRock Money Market V.I. Subaccount or the Account B BlackRock Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCF – ES)/UV))365/7 = 1

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses of the hypothetical account for the 7-day period.

UV	=	the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Account A BlackRock Money Market V.I. Subaccount or the Account B BlackRock Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for that subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and

4

the Fund’s operating expenses. Yields on amounts held in the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

Other Subaccount Yields

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Account A BlackRock Money Market V.I. Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:

Yield = 2 × ((((NI – ES)/(U × UV)) + 1)6 – 1)

Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.

ES	=	expenses of the subaccount for the 30-day or one-month period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close of the last day in the 30-day or one-month period.

Currently, Merrill Lynch Life may quote yields on bond subaccounts within Account A. Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the “free withdrawal amount” each year.

5

Total Returns

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:

Fund	Fund Inception Date	Subaccount Inception Date

AIM V.I. Capital Appreciation Fund	May 5, 1993	December 18, 1996
AIM V.I. Core Equity Fund	May 2, 1994	May 1, 2006
AllianceBernstein VPS Global Technology Portfolio	January 11, 1996	May 1, 2001
AllianceBernstein VPS Large Cap Growth Portfolio	June 26, 1992	December 18, 1996
American Century VP International Fund	May 1, 1994	May 1, 2001
American Century VP Ultra® Fund	May 1, 2001	May 1, 2004
BlackRock Balanced Capital V.I. Fund*	June 1, 1988	February 21, 1992
BlackRock Basic Value V.I. Fund	July 1, 1993	July 1, 1993
BlackRock Total Return V.I. Fund	April 29, 1982	February 21, 1992
BlackRock Money Market V.I. Fund	February 21, 1992	February 21, 1992
BlackRock Fundamental Growth V.I. Fund	April 3, 2000	April 3, 2000
BlackRock Global Allocation V.I. Fund	February 21, 1992	February 21, 1992
BlackRock Global Growth V.I. Fund	June 5, 1998	June 5, 1998
BlackRock Government Income V.I. Fund	May 16, 1994	May 16, 1994
BlackRock High Income V.I. Fund	April 29, 1982	February 21, 1992
BlackRock S&P 500 Index V.I. Fund	December 13, 1996	December 18, 1996
BlackRock International Value V.I. Fund	June 10, 1998	June 10, 1998
BlackRock Large Cap Core V.I. Fund	April 29, 1982	February 21, 1992
BlackRock Large Cap Growth V.I. Fund	April 30, 1999	June 18, 1999
BlackRock Large Cap Value V.I. Fund	April 23, 2001	May 1, 2001
BlackRock Value Opportunities V.I. Fund	April 29, 1982	February 21, 1992
BlackRock Utilities and Telecommunications V.I. Fund*	July 1, 1993	July 1, 1993
Davis Value Portfolio	July 1, 1999	April 3, 2000
Federated Capital Appreciation Fund II	June 19, 2000	May 1, 2004
Federated Kaufmann Fund II	April 30, 2002	May 1, 2004
MFS® Growth Series	July 24, 1995	December 18, 1996
Roszel/Allianz CCM Capital Appreciation Portfolio	May 1, 2003	May 1, 2003
Roszel/Allianz NFJ Small Cap Value Portfolio	July 1, 2002	July 1, 2002
Roszel/Delaware Trend Portfolio	May 1, 2003	May 1, 2003
Roszel/JPMorgan Small Cap Growth Portfolio	July 1, 2002	July 1, 2002
Roszel/Lord Abbett Affiliated Portfolio	May 1, 2003	May 1, 2003
Roszel/Lord Abbett Mid Cap Value Portfolio	July 1, 2002	July 1, 2002
Roszel/Seligman Mid Cap Growth Portfolio	July 1, 2002	July 1, 2002
PIMCO Total Return Portfolio	December 31, 1997	April 3, 2000
Van Kampen LIT Comstock Portfolio	April 30, 1999	May 1, 2004

*	The subaccount corresponding to this Fund was closed to allocations of new premiums and incoming transfers of contract value following the close of business on December 6, 1996.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the mortality and expense

6

risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge (but not the GMIB and Estate Enhancer Benefit charges), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The average annual total return is then calculated according to the following formula:

TR = ((ERV/P) 1/N) + 1

Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge, administration charge, if applicable, and contract maintenance charge).

ERV	=	the ending redeemable value (net of any applicable contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Account A BlackRock Money Market V.I. Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Account A BlackRock Money Market V.I. Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Account A BlackRock Money Market V.I. Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Merrill Lynch Life Insurance Company
We have audited the accompanying statement of assets and liabilities of each of the investment divisions disclosed in Note 1 which comprises the Merrill Lynch Life Variable Annuity Separate Account A (the “Account”), as of December 31, 2007, and the related statement of operations and changes in net assets for the period ended December 31, 2007. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Merrill Lynch Life Variable Annuity Separate Account A for each of the periods presented through December 31, 2006, were audited by other auditors whose report dated March 30, 2007, expressed an unqualified opinion on those financial statements.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2007, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the 2007 financial statements referred to above present fairly, in all material respects, the financial position of the investment divisions comprising the Merrill Lynch Life Variable Annuity Separate Account A at December 31, 2007, and the results of each of their operations and changes in net assets for the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 28, 2008

[DELOITTE & TOUCHE LLP]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors Merrill Lynch Life Insurance Company
We have audited the statements of operations and changes in net assets of each of the investment divisions disclosed in Note 1 which comprise the Merrill Lynch Life Variable Annuity Separate Account A (the “Account”) for the period ended December 31, 2006. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements present fairly, in all material respects, the results of operations and changes in net assets of each of the investment divisions constituting the Merrill Lynch Life Variable Annuity Separate Account A for the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.
/s/ Deloitte & Touche LLP
New York, New York

March 30, 2007

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2007

	Divisions Investing In
	BlackRock				BlackRock	BlackRock
	Balanced	BlackRock		BlackRock	Fundamental	Global	BlackRock
	Capital V.I.	Basic Value	BlackRock Total	Money Market	Growth V.I.	Allocation V.I.	Global Growth
(In thousands)	Fund	V.I. Fund	Return V.I. Fund a	V.I. Fund	Fund	Fund	V.I. Fund
Assets
BlackRock Balanced Capital V.I. Fund, 3,390 shares (Cost $39,664)	$48,000	$—	$—	$—	$—	$—	$—
BlackRock Basic Value V.I. Fund, 38,197 shares (Cost $540,311)	—	529,416	—	—	—	—	—
BlackRock Total Return V.I. Fund, 26,548 shares (Cost $312,114)	—	—	312,479	—	—	—	—
BlackRock Money Market V.I. Fund, 231,759 shares (Cost $231,759)	—	—	—	231,759	—	—	—
BlackRock Fundamental Growth V.I. Fund, 16,256 shares (Cost $124,184)	—	—	—	—	142,238	—	—
BlackRock Global Allocation V.I. Fund, 41,020 shares (Cost $517,822)	—	—	—	—	—	657,559	—
BlackRock Global Growth V.I. Fund, 3,842 shares (Cost $38,048)	—	—	—	—	—	—	69,239

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$48,000	$529,416	$312,479	$231,759	$142,238	$657,559	$69,239

Net Assets
Accumulation Units	$48,000	$529,416	$312,479	$231,759	$142,238	$657,559	$69,239

a	Formerly BlackRock Bond V.I. Fund. Change effective December 10, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
	BlackRock					BlackRock	BlackRock
	Government	BlackRock	BlackRock S&P	BlackRock	BlackRock	Large Cap	Large Cap
	Income V.I.	High Income	500 Index V.I.	International	Large Cap Core	Growth V.I.	Value V.I.
(In thousands)	Fund	V.I. Fund	Fund	Value V.I. Fund	V.I. Fund	Fund	Fund
Assets
BlackRock Government Income V.I. Fund, 21,244 shares (Cost $225,529)	$219,243	$—	$—	$—	$—	$—	$—
BlackRock High Income V.I. Fund, 19,027 shares (Cost $141,029)	—	138,136	—	—	—	—	—
BlackRock S&P 500 Index V.I. Fund, 11,058 shares (Cost $181,692)	—	—	205,673	—	—	—	—
BlackRock International Value V.I. Fund, 18,172 shares
(Cost $237,465)	—	—	—	261,310	—	—	—
BlackRock Large Cap Core V.I. Fund, 14,029 shares (Cost $390,595)	—	—	—	—	417,371	—	—
BlackRock Large Cap Growth V.I. Fund, 13,059 shares (Cost $132,608)	—	—	—	—	—	165,984	—
BlackRock Large Cap Value V.I. Fund, 10,164 shares (Cost $136,395)	—	—	—	—	—	—	135,381

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$219,243	$138,136	$205,673	$261,310	$417,371	$165,984	$135,381

Net Assets
Accumulation Units	$219,243	$138,136	$205,673	$261,310	$417,371	$165,984	$135,381

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In

	BlackRock Utilities &	BlackRock Value	AIM V.I.	AIM V.I. Capital	AIM V.I.	AIM V.I. Mid
	Telecommunications	Opportunities V.I.	Basic Value	Appreciation	International	Cap Core Equity	AIM V.I. Core
(In thousands)	V.I. Fund	Fund	Fund	Fund	Growth Fund	Fund	Equity Fund
Assets
BlackRock Utilities & Telecommunications V.I. Fund, 2,750 shares (Cost $26,924)	$34,650	$—	$—	$—	$—	$—	$—
BlackRock Value Opportunities V.I. Fund, 12,345 shares (Cost $287,835)	—	235,904	—	—	—	—	—
AIM V.I. Basic Value Fund, 33 shares (Cost $439)	—	—	425	—	—	—	—
AIM V.I. Capital Appreciation Fund, 2,107 shares (Cost $44,827)	—	—	—	61,884	—	—	—
AIM V.I. International Growth Fund, 532 shares (Cost $13,477)	—	—	—	—	17,877	—	—
AIM V.I. Mid Cap Core Equity Fund, 195 shares (Cost $2,759)	—	—	—	—	—	2,848	—
AIM V.I. Core Equity Fund, 3,352 shares (Cost $85,046)	—	—	—	—	—	—	97,574
Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$34,650	$235,904	$425	$61,884	$17,877	$2,848	$97,574

Net Assets
Accumulation Units	$34,650	$235,904	$425	$61,884	$17,877	$2,848	$97,574

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In

	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	VPS Global	VPS Growth and	VPS International	VPS Large Cap	VPS Small/Mid Cap	VPS Value Portfolio	American Century VP
(In thousands)	Technology Portfolio	Income Portfolio	Value Portolio b	Growth Portfolio	Value Portfolio	c	International Fund
Assets
AllianceBernstein VPS Global Technology Portfolio, 260 shares (Cost $4,674)	$5,386	$—	$—	$—	$—	$—	$—
AllianceBernstein VPS Growth and Income Portfolio, 1,093 shares (Cost $27,308)	—	29,303	—	—	—	—	—
AllianceBernstein VPS International Value Portfolio, 83 shares (Cost $2,147)	—	—	2,099	—	—	—	—
AllianceBernstein VPS Large Cap Growth Portfolio, 5,447 shares (Cost $177,943)	—	—	—	166,737	—	—	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio, 565 shares (Cost $10,494)	—	—	—	—	9,662	—	—
AllianceBernstein VPS Value Portfolio, 211 shares (Cost $3,277)	—	—	—	—	—	2,937	—
American Century VP International Fund, 6,861 shares (Cost $55,706)	—	—	—	—	—	—	81,366

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$5,386	$29,303	$2,099	$166,737	$9,662	$2,937	$81,366

Net Assets
Accumulation Units	$5,386	$29,303	$2,099	$166,737	$9,662	$2,937	$81,366

b	Commenced operations effective May 1, 2007.

c	Effective April 27, 2007, BlackRock Equity Dividend Portfolio merged into AllianceBernstein VPS Value Portfolio.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
							Cohen &
		American Funds			American Funds	American Funds	Steers VIF
	American Century	Asset Allocation	American Funds	American Funds	Growth-Income	International	Realty Fund,
(In thousands)	VP Ultra® Fund	Fund	Bond Fund	Growth Fund	Fund	Fund d	Inc.
Assets
American Century VP Ultra® Fund, 1,683 shares (Cost $17,749)	$20,450	$—	$—	$—	$—	$—	$—
American Funds Asset Allocation Fund, 937 shares (Cost $16,840)	—	17,235	—	—	—	—	—
American Funds Bond Fund, 5,927 shares (Cost $67,305)	—	—	65,374	—	—	—	—
American Funds Growth Fund, 1,252 shares (Cost $80,531)	—	—	—	83,539	—	—	—
American Funds Growth-Income Fund, 654 shares (Cost $26,964)	—	—	—	—	27,649	—	—
American Funds International Fund, 4,067 shares (Cost $87,251)	—	—	—	—	—	100,539	—
Cohen & Steers VIF Realty Fund, Inc., 960 shares (Cost $14,048)	—	—	—	—	—	—	11,496

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$20,450	$17,235	$65,374	$83,539	$27,649	$100,539	$11,496

Net Assets
Accumulation Units	$20,450	$17,235	$65,374	$83,539	$27,649	$100,539	$11,496

d	Effective April 27, 2007, BlackRock International Index Portfolio merged into American Funds International Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
					Federated
		Dreyfus VIF	Eaton Vance VT	Eaton Vance	Capital	Federated
	Davis Value	Appreciation	Floating-Rate	VT Large-Cap	Appreciation	Kaufmann Fund	Janus Aspen
(In thousands)	Portfolio	Portfolio	Income Fund	Value Fund e	Fund II	II	Forty Portfolio f
Assets
Davis Value Portfolio, 12,395 shares (Cost $145,165)	$179,473	$—	$—	$—	$—	$—	$—
Dreyfus VIF Appreciation Portfolio, 767 shares (Cost $33,181)	—	34,216	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund, 239 shares (Cost $2,336)	—	—	2,294	—	—	—	—
Eaton Vance VT Large-Cap Value Fund, 1,942 shares (Cost $20,633)	—	—	—	20,642	—	—	—
Federated Capital Appreciation Fund II, 8,384 shares (Cost $62,304)	—	—	—	—	61,957	—	—
Federated Kaufmann Fund II, 2,184 shares (Cost $35,494)	—	—	—	—	—	41,097	—
Janus Aspen Forty Portfolio, 1,888 shares (Cost $63,933)	—	—	—	—	—	—	77,025

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$179,473	$34,216	$2,294	$20,642	$61,957	$41,097	$77,025

Net Assets
Accumulation Units	$179,473	$34,216	$2,294	$20,642	$61,957	$41,097	$77,025

e	Commenced operations effective May 1, 2007.

f	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
							PIMCO VIT
	Janus Aspen			Oppenheimer		Oppenheimer	Commodity
	Mid Cap	MFS®	OpCap	Capital	Oppenheimer	Main Street	RealReturn
	Growth	Emerging	Renaissance	Appreciation	Main Street	Small Cap	Strategy
(In thousands)	Portfolio g	Growth Series	Portfolio	Fund/VA	Fund®/VA	Fund®/VA h	Portfolio
Assets
Janus Aspen Mid Cap Growth Portfolio, 368 shares (Cost $14,330)	$14,345	$—	$—	$—	$—	$—	$—
MFS® Emerging Growth Series, 3,219 shares (Cost $76,771)	—	80,511	—	—	—	—	—
OpCap Renaissance Portfolio, 232 shares (Cost $3,319)	—	—	3,427	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, 43 shares (Cost $1,778)	—	—	—	1,997	—	—	—
Oppenheimer Main Street Fund®/VA, 41 shares (Cost $960)	—	—	—	—	1,034	—	—
Oppenheimer Main Street Small Cap Fund®/VA, 147 shares (Cost $2,789)	—	—	—	—	—	2,659	—
PIMCO VIT CommodityRealReturn Strategy Portfolio, 2,238 shares (Cost $27,164)	—	—	—	—	—	—	29,876

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$14,345	$80,511	$3,427	$1,997	$1,034	$2,659	$29,876

Net Assets
Accumulation Units	$14,345	$80,511	$3,427	$1,997	$1,034	$2,659	$29,876

g	Commenced operations effective May 1, 2007.

h	Effective April 27, 2007, BlackRock Small Cap Index Portfolio merged into Oppenheimer Main Street Small Cap Fund®/VA.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In

	PIMCO VIT	PIMCO VIT	PIMCO VIT	Pioneer Emerging		Pioneer High	Pioneer Small
	Low Duration	Real Return	Total Return	Markets VCT	Pioneer Fund	Yield VCT	Cap Value VCT
(In thousands)	Portfolio i	Portfolio	Portfolio	Portfolio	VCT Portfolio	Portfolio	Portfolio
Assets
PIMCO VIT Low Duration Portfolio, 215 shares (Cost $2,187)	$2,219	$—	$—	$—	$—	$—	$—
PIMCO VIT Real Return Portfolio, 2,846 shares (Cost $34,689)	—	35,772	—	—	—	—	—
PIMCO VIT Total Return Portfolio, 40,474 shares (Cost $416,445)	—	—	424,573	—	—	—	—
Pioneer Emerging Markets VCT Portfolio, 102 shares (Cost $3,745)	—	—	—	4,413	—	—	—
Pioneer Fund VCT Portfolio, 36 shares (Cost $924)	—	—	—	—	920	—	—
Pioneer High Yield VCT Portfolio, 223 shares (Cost $2,455)	—	—	—	—	—	2,458	—
Pioneer Small Cap Value VCT Portfolio, 82 shares (Cost $1,297)	—	—	—	—	—	—	1,051

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$2,219	$35,772	$424,573	$4,413	$920	$2,458	$1,051

Net Assets
Accumulation Units	$2,219	$35,772	$424,573	$4,413	$920	$2,458	$1,051

i	Effective April 27, 2007, BlackRock Short Term Bond Portfolio merged into PIMCO VIT Low Duration Portfolio.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
	Premier VIT					Roszel/Lord	Roszel/Lord
	NFJ Dividend	Roszel/Allianz CCM	Roszel/Allianz NFJ		Roszel/JPMorgan	Abbett	Abbett Bond
	Value Portfolio	Capital Appreciation	Small Cap Value	Roszel/Delaware	Small Cap Growth	Affiliated	Debenture
(In thousands)	j	Portfolio	Portfolio	Trend Portfolio	Portfolio	Portfolio	Portfolio

Assets
Premier VIT NFJ Dividend Value Portfolio, 103 shares (Cost $1,486)	$1,326	$—	$—	$—	$—	$—	$—
Roszel/Allianz CCM Capital Appreciation Portfolio, 9,363 shares (Cost $117,872)	—	131,264		—	—	—	—
Roszel/Allianz NFJ Small Cap Value Portfolio, 5,891 shares (Cost $81,332)	—	—	80,113	—	—	—	—
Roszel/Delaware Trend Portfolio, 1,948 shares (Cost $25,078)	—	—	—	24,524	—	—	—
Roszel/JPMorgan Small Cap Growth Portfolio, 5,226 shares (Cost $59,134)	—	—	—	—	60,934	—	—
Roszel/Lord Abbett Affiliated Portfolio, 4,095 shares (Cost $51,928)	—	—	—	—	—	53,568	—
Roszel/Lord Abbett Bond Debenture Portfolio, 1,098 shares (Cost $12,309)	—	—	—	—	—	—	12,189

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$1,326	$131,264	$80,113	$24,524	$60,934	$53,568	$12,189

Net Assets
Accumulation Units	$1,326	$131,264	$80,113	$24,524	$60,934	$53,568	$12,189

j	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
					Templeton
	Roszel/Lord	Roszel/Marsico	Roszel/Seligman		Foreign	Templeton	Van Kampen
	Abbett Mid Cap	Large Cap Growth	Mid Cap Growth	Seligman Smaller-	Securities	Growth Securities	Comstock
(In thousands)	Value Portfolio k	Portfolio	Portfolio	Cap Value Portfolio	Fund	Fund	Portfolio
Assets
Roszel/Lord Abbett Mid Cap Value Portfolio, 9,958 shares (Cost $117,429)	$112,230	$—	$—	$—	$—	$—	$—
Roszel/Marisco Large Cap Growth Portfolio, 4,869 shares (Cost $58,630)	—	67,191	—	—	—	—	—
Roszel/Seligman Mid Cap Growth Portfolio, 3,262 shares (Cost $42,149)	—	—	44,794	—	—	—	—
Seligman Smaller-Cap Value Portfolio, 819 shares (Cost $14,455)	—	—	—	14,098	—	—	—
Templeton Foreign Securities Fund, 534 shares (Cost $9,281)	—	—	—	—	10,809	—	—
Templeton Growth Securities Fund, 376 shares (Cost $5,588)	—	—	—	—	—	5,800	—
Van Kampen Comstock Portfolio, 4,137 shares (Cost $55,876)	—	—	—	—	—	—	57,343

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$112,230	$67,191	$44,794	$14,098	$10,809	$5,800	$57,343

Net Assets
Accumulation Units	$112,230	$67,191	$44,794	$14,098	$10,809	$5,800	$57,343

k	Effective April 27, 2007, BlackRock Mid Cap Value Opportunities Portfolio merged into Roszel/Lord Abbett Mid Cap Value Portfolio.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
	Van Kampen
	Strategic	Wanger	Wanger U.S.
	Growth	International	Smaller
(In thousands)	Portfolio	Small Cap l	Companies
Assets
Van Kampen Strategic Growth Portfolio, 193 shares (Cost $4,404)	$6,496	$—	$—
Wanger International Small Cap, 87 shares (Cost $3,619)	—	3,819	—
Wanger U.S. Smaller Companies, 113 shares (Cost $4,196)	—	—	4,087

Dividends Receivable	—	—	—

Total Assets	$6,496	$3,819	$4,087

Net Assets
Accumulation Units	$6,496	$3,819	$4,087

l	Effective April 27, 2007, BlackRock Global SmallCap Portfolio merged into Wanger International Small Cap.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
							BlackRock
	BlackRock	BlackRock	BlackRock	BlackRock Short-	BlackRock Mid Cap	BlackRock	Balanced	BlackRock
	Equity Dividend	Global SmallCap	International Index	Term Bond	Value Opportunities	Small Cap	Capital V.I.	Basic Value
(In thousands)	Portfolio a	Portfolio b	Portfolio c	Portfolio d	Portfolio e	Index Portfolio f	Fund	V.I. Fund
Investment Income:
Ordinary Dividends (Note 2)	$9	$—	$—	$38	$—	$—	$1,104	$8,553

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(9)	(16)	(9)	(13)	(4)	(4)	(730)	(8,596)

Net Investment Income (Loss)	—	(16)	(9)	25	(4)	(4)	374	(43)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	243	560	(75)	5	50	42	1,954	26,791
Net Change in Unrealized Appreciation (Depreciation) During the Year	(91)	(279)	210	(4)	24	(37)	(96)	(90,354)
Capital Gain Distributions (Note 2)	—	—	—	—	—	—	—	70,684

Net Gain (Loss) on Investments	152	281	135	1	74	5	1,858	7,121

Net Increase (Decrease) in Net Assets
Resulting from Operations	152	265	126	26	70	1	2,232	7,078

Contract Transactions:
Premiums Received from Contract Owners	28	10	6	—	7	4	—	1,703
Contract Owner Withdrawals	(1)	(15)	(1)	(9)	(30)	(13)	(9,078)	(98,173)
Net Transfers In (Out) (Note 3)	(1,776)	(3,362)	(1,842)	(1,982)	(801)	(846)	(1,955)	(15,158)
Contract Charges (Note 6)	(3)	(8)	(4)	(8)	(2)	(2)	(14)	(472)

Net Increase (Decrease) in Net Assets
Resulting from Contract Transactions	(1,752)	(3,375)	(1,841)	(1,999)	(826)	(857)	(11,047)	(112,100)

Total Increase (Decrease) in Net Assets	(1,600)	(3,110)	(1,715)	(1,973)	(756)	(856)	(8,815)	(105,022)
Net Assets, Beginning of Period	1,600	3,110	1,715	1,973	756	856	56,815	634,438

NetAssets,EndofPeriod	$—	$—	$—	$—	$—	$—	$48,000	$529,416

a	Effective April 27, 2007, BlackRock Equity Dividend Portfolio merged into AllianceBernstein VPS Value Portfolio.

b	Effective April 27, 2007, BlackRock Global SmallCap Portfolio merged into Wanger International Small Cap.

c	Effective April 27, 2007, BlackRock International Index Portfolio merged into American Funds International Fund.

d	Effective April 27, 2007, BlackRock Short-Term Bond Portfolio merged into PIMCO VIT Low Duration Portfolio.

e	Effective April 27, 2007, BlackRock Mid Cap Value Opportunities Portfolio merged into Roszel/Lord Abbett Mid Cap Value Portfolio.

f	Effective April 27, 2007, BlackRock Small Cap Index Portfolio merged into Oppenheimer Main Street Small Cap Fund®/VA.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
						BlackRock
		BlackRock	BlackRock	BlackRock		Government		BlackRock S&P
	BlackRock Total	Money Market	Fundamental Growth	Global Allocation	BlackRock Global	Income V.I.	BlackRock High	500 Index V.I.
(In thousands)	Return V.I. Fund g	V.I. Fund	V.I. Fund	V.I. Fund	Growth V.I. Fund	Fund	Income V.I. Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$16,859	$10,353	$387	$18,029	$658	$12,258	$13,063	$3,895

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(4,877)	(3,063)	(1,312)	(8,800)	(802)	(3,434)	(2,275)	(3,268)

Net Investment Income (Loss)	11,982	7,290	(925)	9,229	(144)	8,824	10,788	627

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,378	—	9,490	23,370	3,473	(3,876)	(2,788)	6,979
Net Change in Unrealized Appreciation (Depreciation) During the Year	(5,607)	—	(3,322)	29,729	14,454	752	(5,782)	1,280
Capital Gain Distributions (Note 2)	—	—	9,135	30,154	—	—	—	—

Net Gain (Loss) on Investments	(4,229)	—	15,303	83,253	17,927	(3,124)	(8,570)	8,259

Net Increase (Decrease) in Net Assets
Resulting from Operations	7,753	7,290	14,378	92,482	17,783	5,700	2,218	8,886

Contract Transactions:
Premiums Received from Contract Owners	526	349,600	398	2,516	234	205	457	496
Contract Owner Withdrawals	(63,770)	(155,292)	(16,280)	(99,081)	(10,492)	(43,280)	(31,865)	(31,453)
Net Transfers In (Out) (Note 3)	(25,863)	(205,171)	46,697	35,714	10,205	(38,118)	(16,253)	(24,878)
Contract Charges (Note 6)	(214)	(163)	(93)	(642)	(33)	(106)	(93)	(173)

Net Increase (Decrease) in Net Assets
Resulting from Contract Transactions	(89,321)	(11,026)	30,722	(61,493)	(86)	(81,299)	(47,754)	(56,008)

Total Increase (Decrease) in Net Assets	(81,568)	(3,736)	45,100	30,989	17,697	(75,599)	(45,536)	(47,122)
Net Assets, Beginning of Period	394,047	235,495	97,138	626,570	51,542	294,842	183,672	252,795

Net Assets, End of Period	$312,479	$231,759	$142,238	$657,559	$69,239	$219,243	$138,136	$205,673

g	Formerly BlackRock Bond V.I. Fund. Change effective December 10, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
					BlackRock			AIM V.I.
	BlackRock	BlackRock Large	BlackRock Large	BlackRock Large	Utilities &	BlackRock Value	AIM V.I.	Capital
	International	Cap Core V.I.	Cap Growth V.I.	Cap Value V.I.	Telecommunications	Opportunities V.I.	Basic Value	Appreciation
(In thousands)	Value V.I. Fund	Fund	Fund	Fund	V.I. Fund	Fund	Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$7,068	$4,087	$476	$1,396	$611	$750	$3	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(4,198)	(6,154)	(2,358)	(2,127)	(487)	(3,822)	(10)	(931)

Net Investment Income (Loss)	2,870	(2,067)	(1,882)	(731)	124	(3,072)	(7)	(931)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	37,823	(13,731)	8,373	15,740	2,132	7,252	32	(309)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(65,266)	(11,178)	5,283	(28,002)	235	(48,802)	(54)	8,264
Capital Gain Distributions (Note 2)	51,921	57,580	—	20,423	5,488	41,038	28	—

Net Gain (Loss) on Investments	24,478	32,671	13,656	8,161	7,855	(512)	6	7,955

Net Increase (Decrease) in Net Assets Resulting from Operations	27,348	30,604	11,774	7,430	7,979	(3,584)	(1)	7,024

Contract Transactions:
Premiums Received from Contract Owners	660	1,024	563	710	—	578	(6)	187
Contract Owner Withdrawals	(55,227)	(69,671)	(29,194)	(24,572)	(7,779)	(46,351)	(251)	(12,944)
Net Transfers In (Out) (Note 3)	(28,955)	(14,950)	7,696	(7,816)	(1,513)	(19,881)	(7)	(4,639)
Contract Charges (Note 6)	(198)	(324)	(158)	(173)	(7)	(161)	(5)	(33)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(83,720)	(83,921)	(21,093)	(31,851)	(9,299)	(65,815)	(269)	(17,429)

Total Increase (Decrease) in Net Assets	(56,372)	(53,317)	(9,319)	(24,421)	(1,320)	(69,399)	(270)	(10,405)
Net Assets, Beginning of Period	317,682	470,688	175,303	159,802	35,970	305,303	695	72,289

Net Assets, End of Period	$261,310	$417,371	$165,984	$135,381	$34,650	$235,904	$425	$61,884

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
				AllianceBernstein
	AIM V.I.	AIM V.I. Mid	AIM V.I.	VPS Global	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	International	Cap Core	Core Equity	Technology	VPS Growth and	VPS International	VPS Large Cap	VPS Small/Mid Cap
(In thousands)	Growth Fund	Equity Fund	Fund	Portfolio	Income Portfolio	Value Portolio h	Growth Portfolio	Value Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$75	$6	$1,132	$—	$355	$2	$—	$131

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(311)	(41)	(1,509)	(57)	(390)	(12)	(2,502)	(229)

Net Investment Income (Loss)	(236)	(35)	(377)	(57)	(35)	(10)	(2,502)	(98)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	2,471	21	4,007	550	668	(5)	(10,296)	2,721
Net Change in Unrealized Appreciation (Depreciation) During the Year	107	137	3,666	200	(934)	(48)	33,474	(2,079)
Capital Gain Distributions (Note 2)	—	41	—	—	1,206	6	—	970

Net Gain (Loss) on Investments	2,578	199	7,673	750	940	(47)	23,178	1,612

Net Increase (Decrease) in Net Assets Resulting from Operations	2,342	164	7,296	693	905	(57)	20,676	1,514

Contract Transactions:
Premiums Received from Contract Owners	49	21	205	7	79	27	418	487
Contract Owner Withdrawals	(4,621)	(55)	(16,838)	(401)	(4,849)	(1)	(31,346)	(718)
Net Transfers In (Out) (Note 3)	(705)	728	(10,664)	1,166	6,635	2,134	(8,439)	(17,141)
Contract Charges (Note 6)	(2)	(18)	(41)	(7)	(3)	(4)	(85)	(114)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(5,279)	676	(27,338)	765	1,862	2,156	(39,452)	(17,486)

Total Increase (Decrease) in Net Assets	(2,937)	840	(20,042)	1,458	2,767	2,099	(18,776)	(15,972)
Net Assets, Beginning of Period	20,814	2,008	117,616	3,928	26,536	—	185,513	25,634

Net Assets, End of Period	$17,877	$2,848	$97,574	$5,386	$29,303	$2,099	$166,737	$9,662

h	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
		American Century	American	American			American Funds	American Funds
	AllianceBernstein	VP International	Century VP	Funds Asset	American Funds	American Funds	Growth-Income	International
(In thousands)	VPS Value Portfolio i	Fund	Ultra® Fund	Allocation Fund	Bond Fund	Growth Fund	Fund	Fund j
Investment Income:
Ordinary Dividends (Note 2)	$45	$446	$—	$358	$5,180	$832	$409	$1,377

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(36)	(908)	(298)	(230)	(1,038)	(1,646)	(392)	(1,304)

Net Investment Income (Loss)	9	(462)	(298)	128	4,142	(814)	17	73

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	34	5,607	2,122	319	(147)	6,560	581	1,383
Net Change in Unrealized Appreciation (Depreciation) During the Year	(405)	3,709	2,639	(413)	(3,068)	(3,434)	(842)	7,499
Capital Gain Distributions (Note 2)	88	—	—	458	—	6,635	749	3,680

Net Gain (Loss) on Investments	(283)	9,316	4,761	364	(3,215)	9,761	488	12,562

Net Increase (Decrease) in Net Assets Resulting from Operations	(274)	8,854	4,463	492	927	8,947	505	12,635

Contract Transactions:
Premiums Received from Contract Owners	55	218	46	377	1,678	2,917	712	2,251
Contract Owner Withdrawals	(48)	(10,200)	(3,726)	(364)	(2,372)	(4,137)	(1,360)	(2,872)
Net Transfers In (Out) (Note 3)	2,374	20,216	7,608	6,629	17,712	(10,283)	9,480	33,199
Contract Charges (Note 6)	(18)	(60)	(11)	(96)	(458)	(713)	(171)	(563)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	2,363	10,174	3,917	6,546	16,560	(12,216)	8,661	32,015

Total Increase (Decrease) in Net Assets	2,089	19,028	8,380	7,038	17,487	(3,269)	9,166	44,650
Net Assets, Beginning of Period	848	62,338	12,070	10,197	47,887	86,808	18,483	55,889

Net Assets, End of Period	$2,937	$81,366	$20,450	$17,235	$65,374	$83,539	$27,649	$100,539

i	Effective April 27, 2007, BlackRock Equity Dividend Portfolio merged into AllianceBernstein VPS Value Portfolio.

j	Effective April 27, 2007, BlackRock International Index Portfolio merged into American Funds International Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
						Federated
	Cohen & Steers		Dreyfus VIF	Eaton Vance VT	Eaton Vance VT	Capital	Federated
	VIF Realty	Davis Value	Appreciation	Floating-Rate	Large-Cap Value	Appreciation	Kaufmann Fund	Janus Aspen
(In thousands)	Fund, Inc.	Portfolio	Portfolio	Income Fund	Fund k	Fund II	II	Forty Portfolio l
Investment Income:
Ordinary Dividends (Note 2)	$286	$2,057	$389	$1,447	$—	$16	$—	$89

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(227)	(2,926)	(430)	(325)	(2)	(119)	(459)	(577)

Net Investment Income (Loss)	59	(869)	(41)	1,122	(2)	(103)	(459)	(488)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,720	17,626	1,389	(979)	2	169	2,594	3,861
Net Change in Unrealized Appreciation (Depreciation) During the Year	(5,201)	(17,556)	(393)	(6)	9	(560)	2,621	13,093
Capital Gain Distributions (Note 2)	189	7,184	—	—	—	—	1,118	—

Net Gain (Loss) on Investments	(3,292)	7,254	996	(985)	11	(391)	6,333	16,954

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,233)	6,385	955	137	9	(494)	5,874	16,466

Contract Transactions:
Premiums Received from Contract Owners	514	898	879	657	12	38	436	887
Contract Owner Withdrawals	(585)	(33,030)	(1,065)	(789)	(2)	(1,475)	(2,004)	(1,054)
Net Transfers In (Out) (Note 3)	(889)	(36,992)	8,422	(22,362)	20,624	62,239	17,929	61,016
Contract Charges (Note 6)	(115)	(294)	(225)	(169)	(1)	(6)	(118)	(290)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(1,075)	(69,418)	8,011	(22,663)	20,633	60,796	16,243	60,559

Total Increase (Decrease) in Net Assets	(4,308)	(63,033)	8,966	(22,526)	20,642	60,302	22,117	77,025
Net Assets, Beginning of Period	15,804	242,506	25,250	24,820	—	1,655	18,980	—

Net Assets, End of Period	$11,496	$179,473	$34,216	$2,294	$20,642	$61,957	$41,097	$77,025

k	Commenced operations effective May 1, 2007.

l	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
				Oppenheimer			PIMCO VIT
	Janus Aspen Mid	MFS®	OpCap	Capital	Oppenheimer	Oppenheimer	CommodityReal	PIMCO VIT
	Cap Growth	Emerging	Renaissance	Appreciation	Main Street	Main Street Small	Return Strategy	Low Duration
(In thousands)	Portfolio m	Growth Series	Portfolio	Fund/VA	Fund®/VA	Cap Fund®/VA n	Portfolio	Portfolio o
Investment Income:
Ordinary Dividends (Note 2)	$—	$—	$32	$—	$6	$2	$960	$82

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(2)	(1,128)	(61)	(24)	(14)	(32)	(311)	(27)

Net Investment Income (Loss)	(2)	(1,128)	(29)	(24)	(8)	(30)	649	55

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	4	(8,818)	122	99	24	46	(271)	21
Net Change in Unrealized Appreciation (Depreciation) During the Year	15	24,568	(255)	134	(5)	(237)	3,760	32
Capital Gain Distributions (Note 2)	1	—	402	—	—	51	—	—

Net Gain (Loss) on Investments	20	15,750	269	233	19	(140)	3,489	53

Net Increase (Decrease) in Net Assets Resulting from Operations	18	14,622	240	209	11	(170)	4,138	108

Contract Transactions:
Premiums Received from Contract Owners	27	166	3	52	22	92	574	(14)
Contract Owner Withdrawals	—	(13,530)	(592)	(106)	(36)	(74)	(947)	(1,307)
Net Transfers In (Out) (Note 3)	14,301	(4,416)	(884)	463	417	1,440	8,062	3,445
Contract Charges (Note 6)	(1)	(41)	(8)	(14)	(6)	(14)	(148)	(13)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	14,327	(17,821)	(1,481)	395	397	1,444	7,541	2,111

Total Increase (Decrease) in Net Assets	14,345	(3,199)	(1,241)	604	408	1,274	11,679	2,219
Net Assets, Beginning of Period	—	83,710	4,668	1,393	626	1,385	18,197	—

Net Assets, End of Period	$14,345	$80,511	$3,427	$1,997	$1,034	$2,659	$29,876	$2,219

m	Commenced operations effective May 1, 2007.

n	Effective April 27, 2007, BlackRock Small Cap Index Portfolio merged into Oppenheimer Main Street Small Cap Fund®/VA.

o	Effective April 27, 2007, BlackRock Short Term Bond Portfolio merged into PIMCO VIT Low Duration Portfolio.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
								Roszel/Allianz
		PIMCO VIT	Pioneer Emerging		Pioneer High	Pioneer Small	Premier VIT NFJ	CCM Capital
	PIMCO VIT Real	Total Return	Markets VCT	Pioneer Fund	Yield VCT	Cap Value VCT	Dividend Value	Appreciation
(In thousands)	Return Portfolio	Portfolio	Portfolio	VCT Portfolio	Portfolio	Portfolio	Portfolio p	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$536	$18,051	$11	$369	$112	$6	$24	$439

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(177)	(5,410)	(43)	(522)	(31)	(16)	(7)	(1,869)

Net Investment Income (Loss)	359	12,641	(32)	(153)	81	(10)	17	(1,430)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(91)	(1,751)	165	5,943	23	(57)	(6)	6,039
Net Change in Unrealized Appreciation (Depreciation) During the Year	1,311	14,364	571	(3,610)	(22)	(313)	(159)	1,625
Capital Gain Distributions (Note 2)	82	—	313	—	2	280	75	14,274

Net Gain (Loss) on Investments	1,302	12,613	1,049	2,333	3	(90)	(90)	21,938

Net Increase (Decrease) in Net Assets Resulting from Operations	1,661	25,254	1,017	2,180	84	(100)	(73)	20,508

Contract Transactions:
Premiums Received from Contract Owners	242	3,621	91	1,179	37	33	17	39
Contract Owner Withdrawals	(385)	(52,314)	(67)	(1,492)	(88)	(57)	(4)	(25,055)
Net Transfers In (Out) (Note 3)	30,482	100,447	2,371	(46,863)	492	218	1,389	(5,572)
Contract Charges (Note 6)	(84)	(822)	(17)	(278)	(16)	(7)	(3)	(64)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	30,255	50,932	2,378	(47,454)	425	187	1,399	(30,652)

Total Increase (Decrease) in Net Assets	31,916	76,186	3,395	(45,274)	509	87	1,326	(10,144)
Net Assets, Beginning of Period	3,856	348,387	1,018	46,194	1,949	964	—	141,408

Net Assets, End of Period	$35,772	$424,573	$4,413	$920	$2,458	$1,051	$1,326	$131,264

p	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
					Roszel/Lord	Roszel/Lord
	Roszel/Allianz NFJ		Roszel/JPMorgan		Abbett	Abbett Bond	Roszel/Lord	Roszel/Marsico
	Small Cap Value	Roszel/Delaware	Multi-Cap Market	Roszel/JPMorgan Small	Affiliated	Debenture	Abbett Mid Cap	Large Cap Growth
(In thousands)	Portfolio	Trend Portfolio	Neutral Portfolio q	Cap Growth Portfolio	Portfolio	Portfolio	Value Portfolio r	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$1,969	$—	$591	$—	$446	$785	$638	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(1,354)	(388)	(182)	(947)	(823)	(195)	(1,965)	(583)

Net Investment Income (Loss)	615	(388)	409	(947)	(377)	590	(1,327)	(583)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	7,197	918	(119)	5,250	2,553	(34)	7,818	690
Net Change in Unrealized Appreciation (Depreciation) During the Year	(16,465)	(1,762)	(323)	(8,197)	(2,614)	(146)	(23,556)	8,537
Capital Gain Distributions (Note 2)	11,540	3,599	—	11,078	2,383	28	17,882	—

Net Gain (Loss) on Investments	2,272	2,755	(442)	8,131	2,322	(152)	2,144	9,227

Net Increase (Decrease) in Net Assets Resulting from Operations	2,887	2,367	(33)	7,184	1,945	438	817	8,644

Contract Transactions:
Premiums Received from Contract Owners	487	99	412	167	815	28	708	1,160
Contract Owner Withdrawals	(14,869)	(5,478)	(454)	(12,904)	(5,739)	(2,462)	(23,348)	(961)
Net Transfers In (Out) (Note 3)	(9,708)	(1,351)	(16,064)	(5,580)	3,531	1,724	(4,545)	57,895
Contract Charges (Note 6)	(119)	(22)	(91)	(60)	(175)	(23)	(218)	(268)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(24,209)	(6,752)	(16,197)	(18,377)	(1,568)	(733)	(27,403)	57,826

Total Increase (Decrease) in Net Assets	(21,322)	(4,385)	(16,230)	(11,193)	377	(295)	(26,586)	66,470
Net Assets, Beginning of Period	101,435	28,909	16,230	72,127	53,191	12,484	138,816	721

Net Assets, End of Period	$80,113	$24,524	$—	$60,934	$53,568	$12,189	$112,230	$67,191

q	Effective September 28, 2007, Roszel JPMorgan Multi-Cap Market Neutral Portfolio was liquidated.

r	Effective April 27, 2007, BlackRock Mid Cap Value Opportunities Portfolio merged into Roszel/Lord Abbett Mid Cap Value Portfolio.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
		Seligman	Templeton	Templeton		Van Kampen
	Roszel/Seligman	Smaller-Cap	Foreign	Growth	Van Kampen	Strategic	Wanger	Wanger U.S.
	Mid Cap Growth	Value	Securities	Securities	Comstock	Growth	International	Smaller
(In thousands)	Portfolio	Portfolio	Fund	Fund	Portfolio	Portfolio	Small Cap s	Companies
Investment Income:
Ordinary Dividends (Note 2)	$—	$—	$181	$71	$1,453	$4	$—	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(659)	(277)	(126)	(78)	(1,381)	(118)	(39)	(262)

Net Investment Income (Loss)	(659)	(277)	55	(7)	72	(114)	(39)	(262)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,710	813	307	48	4,002	452	22	1,117
Net Change in Unrealized Appreciation (Depreciation) During the Year	1,725	(1,385)	410	(241)	(7,296)	706	200	(1,337)
Capital Gain Distributions (Note 2)	3,980	1,537	413	225	1,792	—	—	1,446

Net Gain (Loss) on Investments	7,415	965	1,130	32	(1,502)	1,158	222	1,226

Net Increase (Decrease) in Net Assets Resulting from Operations	6,756	688	1,185	25	(1,430)	1,044	183	964

Contract Transactions:
Premiums Received from Contract Owners	74	51	256	62	245	14	31	476
Contract Owner Withdrawals	(7,980)	(4,330)	(378)	(43)	(16,261)	(1,994)	(90)	(690)
Net Transfers In (Out) (Note 3)	(491)	(1,312)	2,357	1,168	(7,698)	(729)	3,713	(21,341)
Contract Charges (Note 6)	(47)	(2)	(61)	(40)	(104)	(1)	(18)	(129)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(8,444)	(5,593)	2,174	1,147	(23,818)	(2,710)	3,636	(21,684)

Total Increase (Decrease) in Net Assets	(1,688)	(4,905)	3,359	1,172	(25,248)	(1,666)	3,819	(20,720)
Net Assets, Beginning of Period	46,482	19,003	7,450	4,628	82,591	8,162	—	24,807

Net Assets, End of Period	$44,794	$14,098	$10,809	$5,800	$57,343	$6,496	$3,819	$4,087

s	Effective April 27, 2007, BlackRock Global SmallCap Portfolio merged into Wanger International Small Cap.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPRATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
					BlackRock Mid		BlackRock
		BlackRock Global	BlackRock	BlackRock Short-	Cap Value	BlackRock Small	Balanced	BlackRock
	BlackRock Equity	SmallCap	International	Term Bond	Opportunities	Cap Index	Capital V.I.	Basic Value
(In thousands)	Dividend Portfolioa,b	Portfolio c,d	Index Portfolioe,f	Portfolio g,h	Portfolio i,j	Portfolio k,l	Fund m	V.I. Fund n
Investment Income:
Ordinary Dividends (Note 2)	$17	$12	$63	$421	$3	$9	$1,208	$9,633

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(11)	(30)	(20)	(152)	(9)	(10)	(785)	(8,702)

Net Investment Income (Loss)	6	(18)	43	269	(6)	(1)	423	931

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	13	25	94	3	18	20	307	18,662
Net Change in Unrealized Appreciation (Depreciation) During the Year	82	244	(260)	31	(36)	28	6,692	33,700
Capital Gain Distributions (Note 2)	19	80	385	—	78	55	—	64,918

Net Gain (Loss) on Investments	114	349	219	34	60	103	6,999	117,280

Net Increase (Decrease) in Net Assets Resulting from Operations	120	331	262	303	54	102	7,422	118,211
Contract Transactions:
Premiums Received from Contract Owners	—	46	18	321	9	9	—	1,008
Contract Owner Withdrawals	(28)	(10)	—	(205)	(50)	(54)	(10,318)	(110,403)
Net Transfers In (Out) (Note 3)	1,083	1,682	524	(3,617)	410	291	(2,361)	(73,971)
Contract Charges (Note 6)	(3)	(13)	(6)	(70)	(5)	(3)	(16)	(297)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	1,052	1,705	536	(3,571)	364	243	(12,695)	(183,663)

Total Increase (Decrease) in Net Assets	1,172	2,036	798	(3,268)	418	345	(5,273)	(65,452)
Net Assets, Beginning of Period	428	1,074	917	5,241	338	511	62,088	699,890

Net Assets, End of Period	$1,600	$3,110	$1,715	$1,973	$756	$856	$56,815	$634,438

a	Formerly Mercury Equity Dividend Portfolio. Change effective September 30, 2006.

b	Effective April 27, 2007, BlackRock Equity Dividend Portfolio merged into AllianceBernstein VPS Value Portfolio.

c	Formerly Mercury Global SmallCap Portfolio. Change effective September 30, 2006.

d	Effective April 27, 2007, BlackRock Global SmallCap Portfolio merged into Wanger International Small Cap.

e	Formerly Mercury International Index Portfolio. Change effective September 30, 2006.

f	Effective April 27, 2007, BlackRock International Index Portfolio merged into American Funds International Fund.

g	Formerly Mercury Low Duration Portfolio. Change effective September 30, 2006.

h	Effective April 27, 2007, BlackRock Short-Term Bond Portfolio merged into PIMCO VIT Low Duration Portfolio.

i	Formerly Mercury Mid Cap Value Opportunities Portfolio. Change effective September 30, 2006.

j	Effective April 27, 2007, BlackRock Mid Cap Value Opportunities Portfolio merged into Roszel/Lord Abbett Mid Cap Value Portfolio.

k	Formerly Mercury Small Cap Index Portfolio. Change effective September 30, 2006.

l	Effective April 27, 2007, BlackRock Small Cap Index Portfolio merged into Oppenheimer Main Street Small Cap Fund/VA. m Formerly Mercury American Balanced V.I. Fund. Change effective September 30, 2006.

n	Formerly Mercury Basic Value V.I. Fund. Change effective September 30, 2006.
     See accompanying noltes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
		BlackRock	BlackRock	BlackRock Global		BlackRock
	BlackRock Total	Money Market	Fundamental Growth	Allocation V.I.	BlackRock Global	Government	BlackRock High	BlackRock S&P 500
(In thousands)	Return V.I. Fund o,p	V.I. Fund q	V.I. Fund r	Fund s	Growth V.I. Fund t	Income V.I. Fundu	Income V.I. Fund v	Index V.I. Fund w
Investment Income:
Ordinary Dividends (Note 2)	$19,291	$10,509	$562	$16,129	$459	$12,300	$14,527	$3,703

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(5,681)	(3,274)	(1,839)	(8,226)	(659)	(3,768)	(2,623)	(3,276)

Net Investment Income (Loss)	13,610	7,235	(1,277)	7,903	(200)	8,532	11,904	427

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	2,559	—	12,044	10,255	160	(2,536)	(7,815)	(320)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(5,049)	—	(7,091)	43,447	8,765	698	10,869	30,486
Capital Gain Distributions (Note 2)	—	—	—	23,508	—	—	—	—

Net Gain (Loss) on Investments	(2,490)	—	4,953	77,210	8,925	(1,838)	3,054	30,166

Net Increase (Decrease) in Net Assets Resulting from Operations	11,120	7,235	3,676	85,113	8,725	6,694	14,958	30,593

Contract Transactions:
Premiums Received from Contract Owners	647	381,590	478	2,847	163	482	605	1,514
Contract Owner Withdrawals	(70,690)	(148,061)	(19,459)	(82,650)	(6,335)	(47,862)	(31,812)	(36,388)
Net Transfers In (Out) (Note 3)	(6,500)	(235,987)	(42,517)	28,031	4,859	62,458	(12,609)	3,003
Contract Charges (Note 6)	(202)	(149)	(96)	(432)	(28)	(109)	(98)	(167)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(76,745)	(2,607)	(61,594)	(52,204)	(1,341)	14,969	(43,914)	(32,038)

Total Increase (Decrease) in Net Assets	(65,625)	4,628	(57,918)	32,909	7,384	21,663	(28,956)	(1,445)
Net Assets, Beginning of Period	459,672	230,867	155,056	593,661	44,158	273,179	212,628	254,240

Net Assets, End of Period	$394,047	$235,495	$97,138	$626,570	$51,542	$294,842	$183,672	$252,795

o	Formerly Mercury Core Bond V.I. Fund. Change effective September 30, 2006.

p	Formerly BlackRock Bond V.I. Fund. Change effective December 10, 2007.

q	Formerly Mercury Domestic Money Market V.I. Fund. Change effective September 30, 2006.

r	Formerly Mercury Fundamental Growth V.I. Fund. Change effective September 30, 2006.

s	Formerly Mercury Global Allocation V.I. Fund. Change effective September 30, 2006.

t	Formerly Mercury Global Growth V.I. Fund. Change effective September 30, 2006.

u	Formerly Mercury Government Bond V.I. Fund. Change effective September 30, 2006.

v	Formerly Mercury High Current Income V.I. Fund. Change effective September 30, 2006.

w	Formerly Mercury Index 500 V.I. Fund. Change effective September 30, 2006.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock			AIM V.I.
	International	Large Cap	Large Cap	Large Cap	Utilities &	BlackRock Value	AIM V.I.	Capital
	Value V.I.	Core V.I.	Growth V.I.	Value V.I.	Telecommunications	Opportunities V.I.	Basic Value	Appreciation
(In thousands)	Fund x	Fund y	Fund z	Fund aa	V.I. Fund ab	Fund ac	Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$10,029	$4,158	$494	$1,285	$1,001	$756	$2	$42

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(4,126)	(6,152)	(2,194)	(2,188)	(472)	(4,368)	(7)	(1,063)

Net Investment Income (Loss)	5,903	(1,994)	(1,700)	(903)	529	(3,612)	(5)	(1,021)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	21,049	(3,131)	5,695	11,018	443	15,997	19	(11,421)
Net Change in Unrealized Appreciation (Depreciation) During the Year	16,696	10,986	4,824	(3,059)	5,572	(29,754)	23	16,106
Capital Gain Distributions (Note 2)	26,903	50,876	—	14,391	900	52,885	27	—

Net Gain (Loss) on Investments	64,648	58,731	10,519	22,350	6,915	39,128	69	4,685

Net Increase (Decrease) in Net Assets Resulting from Operations	70,551	56,737	8,819	21,447	7,444	35,516	64	3,664

Contract Transactions:
Premiums Received from Contract Owners	427	1,074	727	1,014	—	862	42	120
Contract Owner Withdrawals	(45,954)	(66,003)	(23,520)	(21,761)	(4,834)	(51,925)	(231)	(12,695)
Net Transfers In (Out) (Note 3)	5,366	9,869	23,052	11,357	(1,552)	(23,232)	332	(5,849)
Contract Charges (Note 6)	(168)	(284)	(130)	(203)	(7)	(172)	(3)	(40)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(40,329)	(55,344)	129	(9,593)	(6,393)	(74,467)	140	(18,464)

Total Increase (Decrease) in Net Assets	30,222	1,393	8,948	11,854	1,051	(38,951)	204	(14,800)
Net Assets, Beginning of Period	287,460	469,295	166,355	147,948	34,919	344,254	491	87,089

Net Assets, End of Period	$317,682	$470,688	$175,303	$159,802	$35,970	$305,303	$695	$72,289

x	Formerly Mercury International Value V.I. Fund. Change effective September 30, 2006.

y	Formerly Mercury Large Cap Core V.I. Fund. Change effective September 30, 2006.

z	Formerly Mercury Large Cap Growth V.I. Fund. Change effective September 30, 2006.

aa	Formerly Mercury Large Cap Value V.I. Fund. Change effective September 30, 2006.

ab	Formerly Mercury Utilities & Telecommunications V.I. Fund. Change effective September 30, 2006.

ac	Formerly Mercury Value Opportunities V.I. Fund. Change effective September 30, 2006.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
					AllianceBernstein
	AIM V.I.	AIM V.I. Mid	AIM V.I.	AIM V.I.	VPS Global	AllianceBernstein	AllianceBernstein	AllianceBernstein
	International	Cap Core	Core Equity	Premier Equity	Technology	VPS Growth and	VPS Large Cap	VPS Small/Mid Cap
(In thousands)	GrowthFund	Equity Fund	Fund ad	Fund ad	Portfolio	Income Portfolio	Growth Portfolio	Value Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$192	$18	$614	$1,344	$—	$394	$—	$72

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(394)	(23)	(1,068)	(573)	(51)	(576)	(2,887)	(238)

Net Investment Income (Loss)	(202)	(5)	(454)	771	(51)	(182)	(2,887)	(166)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	7,467	8	68	(4,880)	125	8,764	(18,782)	334
Net Change in Unrealized Appreciation (Depreciation) During the Year	(1,529)	(52)	8,862	10,485	178	(4,732)	15,692	905
Capital Gain Distributions (Note 2)	—	193	—	—	—	1,434	—	1,193

Net Gain (Loss) on Investments	5,938	149	8,930	5,605	303	5,466	(3,090)	2,432

Net Increase (Decrease) in Net Assets Resulting from Operations	5,736	144	8,476	6,376	252	5,284	(5,977)	2,266

Contract Transactions:
Premiums Received from Contract Owners	107	20	144	40	56	238	441	663
Contract Owner Withdrawals	(6,282)	(21)	(12,749)	(6,226)	(386)	(7,738)	(34,771)	(369)
Net Transfers In (Out) (Note 3)	(9,460)	904	121,781	(127,940)	23	(27,803)	(16,949)	12,088
Contract Charges (Note 6)	(4)	(8)	(36)	(15)	(6)	(2)	(103)	(94)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(15,639)	895	109,140	(134,141)	(313)	(35,305)	(51,382)	12,288

Total Increase (Decrease) in Net Assets	(9,903)	1,039	117,616	(127,765)	(61)	(30,021)	(57,359)	14,554
Net Assets, Beginning of Period	30,717	969	—	127,765	3,989	56,557	242,872	11,080

Net Assets, End of Period	$20,814	$2,008	$117,616	$—	$3,928	$26,536	$185,513	$25,634

ad Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	AllianceBernstein	American Century	American	American Funds			American Funds	American Funds
	VPS Value Portfolio	VP International	Century VP	Asset Allocation	American Funds	American Funds	Growth-Income	International
(In thousands)	ae	Fund	Ultra® Fund	Fund	Bond Fund	Growth Fund	Fund	Fund af
Investment Income:
Ordinary Dividends (Note 2)	$5	$984	$—	$204	$823	$629	$251	$804

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(6)	(792)	(217)	(122)	(405)	(997)	(209)	(583)

Net Investment Income (Loss)	(1)	192	(217)	82	418	(368)	42	221

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	19	3,292	129	73	7	1,305	84	1,038
Net Change in Unrealized Appreciation (Depreciation) During the Year	57	8,836	(599)	654	1,098	3,943	1,318	4,221
Capital Gain Distributions (Note 2)	11	—	—	100	—	393	284	344

Net Gain (Loss) on Investments	87	12,128	(470)	827	1,105	5,641	1,686	5,603

Net Increase (Decrease) in Net Assets Resulting from Operations	86	12,320	(687)	909	1,523	5,273	1,728	5,824

Contract Transactions:
Premiums Received from Contract Owners	—	233	27	232	1,319	2,655	462	1,526
Contract Owner Withdrawals	(3)	(8,369)	(2,420)	(38)	(539)	(1,284)	(143)	(618)
Net Transfers In (Out) (Note 3)	476	2,691	(3,937)	3,393	34,424	47,443	8,449	33,440
Contract Charges (Note 6)	(2)	(55)	(12)	(45)	(141)	(366)	(76)	(211)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	471	(5,500)	(6,342)	3,542	35,063	48,448	8,692	34,137

Total Increase (Decrease) in Net Assets	557	6,820	(7,029)	4,451	36,586	53,721	10,420	39,961
Net Assets, Beginning of Period	291	55,518	19,099	5,746	11,301	33,087	8,063	15,928

Net Assets, End of Period	$848	$62,338	$12,070	$10,197	$47,887	$86,808	$18,483	$55,889

ae	Effective April 27, 2007, BlackRock Equity Dividend Portfolio merged into AllianceBernstein VPS Value Portfolio.

af	Effective April 27, 2007, BlackRock International Index Portfolio merged into American Funds International Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	Cohen & Steers		Dreyfus VIF	Eaton Vance VT	Federated Capital			OpCap
	VIF Realty	Davis Value	Appreciation	Floating-Rate	Appreciation	Federated	MFS® Emerging	Renaissance
(In thousands)	Fund, Inc.	Portfolio	Portfolio	Income Fund	Fund II	Kaufmann Fund II	Growth Series	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$262	$1,953	$271	$1,026	$15	$—	$—	$14

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(151)	(3,378)	(145)	(243)	(25)	(245)	(1,424)	(73)

Net Investment Income (Loss)	111	(1,425)	126	783	(10)	(245)	(1,424)	(59)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	573	18,152	213	(38)	88	857	(35,286)	53
Net Change in Unrealized Appreciation (Depreciation) During the Year	2,395	14,818	1,260	(32)	143	1,167	42,932	485
Capital Gain Distributions (Note 2)	113	—	—	—	—	231	—	—

Net Gain (Loss) on Investments	3,081	32,970	1,473	(70)	231	2,255	7,646	538

Net Increase (Decrease) in Net Assets Resulting from Operations	3,192	31,545	1,599	713	221	2,010	6,222	479

Contract Transactions:
Premiums Received from Contract Owners	397	1,795	342	704	17	203	231	22
Contract Owner Withdrawals	(266)	(32,864)	(253)	(471)	(168)	(1,855)	(16,113)	(726)
Net Transfers In (Out) (Note 3)	6,089	27,435	8,064	16,064	(71)	4,395	(23,505)	(1,649)
Contract Charges (Note 6)	(65)	(273)	(58)	(108)	(3)	(35)	(53)	(10)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	6,155	(3,907)	8,095	16,189	(225)	2,708	(39,440)	(2,363)

Total Increase (Decrease) in Net Assets	9,347	27,638	9,694	16,902	(4)	4,718	(33,218)	(1,884)
Net Assets, Beginning of Period	6,457	214,868	15,556	7,918	1,659	14,262	116,928	6,552

Net Assets, End of Period	$15,804	$242,506	$25,250	$24,820	$1,655	$18,980	$83,710	$4,668

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
				PIMCO VIT
	Oppenheimer		Oppenheimer	Commodity			Pioneer
	Capital	Oppenheimer	Main Street	RealReturn	PIMCO VIT	PIMCO VIT	Emerging
	Appreciation	Main Street	Small Cap	Strategy	Real Return	Total Return	Markets VCT	Pioneer Fund
(In thousands)	Fund/VA	Fund®/VA	Fund®/VA ag	Portfolio	Portfolio	Portfolio	Portfolio ah	VCT Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$2	$4	$1	$683	$126	$16,413	$—	$354

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(15)	(8)	(74)	(199)	(44)	(5,299)	(3)	(408)

Net Investment Income (Loss)	(13)	(4)	(73)	484	82	11,114	(3)	(54)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	34	3	75	35	(23)	(2,900)	35	1,058
Net Change in Unrealized Appreciation (Depreciation) During the Year	52	64	(59)	(1,144)	(186)	(1,150)	97	3,313
Capital Gain Distributions (Note 2)	—	—	115	69	100	1,899	3	—

Net Gain (Loss) on Investments	86	67	131	(1,040)	(109)	(2,151)	135	4,371

Net Increase (Decrease) in Net Assets
Resulting from Operations	73	63	58	(556)	(27)	8,963	132	4,317

Contract Transactions:
Premiums Received from Contract Owners	29	9	210	488	53	2,840	58	1,260
Contract Owner Withdrawals	(22)	(10)	(90)	(386)	(182)	(56,190)	—	(689)
Net Transfers In (Out) (Note 3)	506	151	(1,821)	9,950	1,697	15,398	829	31,423
Contract Charges (Note 6)	(7)	(3)	(35)	(78)	(17)	(460)	(1)	(178)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	506	147	(1,736)	9,974	1,551	(38,412)	886	31,816

Total Increase (Decrease) in Net Assets	579	210	(1,678)	9,418	1,524	(29,449)	1,018	36,133
Net Assets, Beginning of Period	814	416	3,063	8,779	2,332	377,836	—	10,061

Net Assets, End of Period	$1,393	$626	$1,385	$18,197	$3,856	$348,387	$1,018	$46,194

ag	Effective April 27, 2007, BlackRock Small Cap Index Portfolio merged into Oppenheimer Main Street Small Cap Fund®/VA.

ah	Commenced operations effective May 1, 2006.
See accompanying notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

			Roszel/Allianz					Roszel/Lord
	Pioneer High	Pioneer Small	CCM Capital	Roszel/Allianz		Roszel/JPMorgan Multi-		Abbett
	Yield VCT	Cap Value	Appreciation	NFJ Small Cap	Roszel/Delaware	Cap Market Neutral	Roszel/JPMorgan Small	Affiliated
(In thousands)	Portfolio	VCT Portfolio	Portfolio	Value Portfolio	Trend Portfolio	Portfolio ai,aj	Cap Growth Portfolio	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$84	$—	$303	$1,424	$—	$—	$—	$319

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(23)	(8)	(1,939)	(1,467)	(447)	(97)	(1,022)	(545)

Net Investment Income (Loss)	61	(8)	(1,636)	(43)	(447)	(97)	(1,022)	(226)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(2)	7	5,683	8,421	1,039	1	4,298	769
Net Change in Unrealized Appreciation (Depreciation) During the Year	34	48	(15,227)	(1,822)	(2,986)	323	904	3,597
Capital Gain Distributions (Note 2)	18	17	18,172	12,668	4,068	—	5,642	1,766

Net Gain (Loss) on Investments	50	72	8,628	19,267	2,121	324	10,844	6,132

Net Increase (Decrease) in Net Assets
Resulting from Operations	111	64	6,992	19,224	1,674	227	9,822	5,906

Contract Transactions:
Premiums Received from Contract Owners	84	41	89	429	30	269	171	489
Contract Owner Withdrawals	(46)	(15)	(22,198)	(15,117)	(6,117)	(168)	(11,547)	(4,489)
Net Transfers In (Out) (Note 3)	(217)	508	11,588	(8,626)	(1,514)	15,940	(3,026)	16,110
Contract Charges (Note 6)	(10)	(4)	(67)	(97)	(20)	(38)	(57)	(57)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(189)	530	(10,588)	(23,411)	(7,621)	16,003	(14,459)	12,053

Total Increase (Decrease) in Net Assets	(78)	594	(3,596)	(4,187)	(5,947)	16,230	(4,637)	17,959
Net Assets, Beginning of Period	2,027	370	145,004	105,622	34,856	—	76,764	35,232

Net Assets, End of Period	$1,949	$964	$141,408	$101,435	$28,909	$16,230	$72,127	$53,191

ai	Commenced operations effective June 30, 2006.

aj	Effective September 28, 2007, Roszel JPMorgan Multi-Cap Market Neutral Portfolio was liquidated.
See accompanying notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	Roszel/Lord					Templeton	Templeton
	Abbett Bond	Roszel/Lord			Seligman	Foreign	Growth	Van Kampen
	Debenture	Abbett Mid Cap	Roszel/Marsico Large	Roszel/Seligman Mid	Smaller-Cap	Securities	Securities	Comstock
(In thousands)	Portfolio	Value Portfolio ak	Cap Growth Portfolio al	Cap Growth Portfolio	Value Portfolio	Fund	Fund	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$662	$659	$—	$—	$—	$70	$35	$1,247

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(186)	(2,010)	(4)	(705)	(322)	(74)	(63)	(2,281)

Net Investment Income (Loss)	476	(1,351)	(4)	(705)	(322)	(4)	(28)	(1,034)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(105)	7,935	9	3,732	309	108	712	513
Net Change in Unrealized Appreciation (Depreciation) During the Year	250	(11,403)	25	(7,280)	1,992	906	121	5,450
Capital Gain Distributions (Note 2)	250	19,006	9	6,126	1,644	—	97	5,104

Net Gain (Loss) on Investments	395	15,538	43	2,578	3,945	1,014	930	11,067

Net Increase (Decrease) in Net Assets Resulting from Operations	871	14,187	39	1,873	3,623	1,010	902	10,033

Contract Transactions:
Premiums Received from Contract Owners	88	680	5	134	34	278	48	613
Contract Owner Withdrawals	(1,707)	(22,188)	(1)	(7,051)	(4,630)	(99)	(48)	(11,754)
Net Transfers In (Out) (Note 3)	1,910	(5,289)	679	(5,793)	(2,470)	2,848	(2,981)	2,031
Contract Charges (Note 6)	(12)	(148)	(1)	(44)	(2)	(32)	(26)	(100)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	279	(26,945)	682	(12,754)	(7,068)	2,995	(3,007)	(9,210)

Total Increase (Decrease) in Net Assets	1,150	(12,758)	721	(10,881)	(3,445)	4,005	(2,105)	823
Net Assets, Beginning of Period	11,334	151,574	—	57,363	22,448	3,445	6,733	81,768

Net Assets, End of Period	$12,484	$138,816	$721	$46,482	$19,003	$7,450	$4,628	$82,591

ak	Effective April 27, 2007, BlackRock Mid Cap Value Opportunities Portfolio merged into Roszel/Lord Abbett Mid Cap Value Portfolio.

al	Commenced operations effective May 1, 2006.
See accompanying notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	Van Kampen
	Strategic Growth	Wanger U.S.
(In thousands)	Portfolio am	Smaller Companies
Investment Income:
Ordinary Dividends (Note 2)	$—	$16

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(147)	(184)

Net Investment Income (Loss)	(147)	(168)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	170	119
Net Change in Unrealized Appreciation (Depreciation) During the Year	67	904
Capital Gain Distributions (Note 2)	—	231

Net Gain (Loss) on Investments	237	1,254

Net Increase (Decrease) in Net Assets
Resulting from Operations	90	1,086

Contract Transactions:
Premiums Received from Contract Owners	54	521
Contract Owner Withdrawals	(2,071)	(253)
Net Transfers In (Out) (Note 3)	(753)	17,484
Contract Charges (Note 6)	(1)	(71)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(2,771)	17,681

Total Increase (Decrease) in Net Assets	(2,681)	18,767
Net Assets, Beginning of Period	10,843	6,040

Net Assets, End of Period	$8,162	$24,807

am Formerly Van Kampen Emerging Growth Portfolio. Change effective August 15, 2006.
See accompanying notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

1.	ORGANIZATION

Merrill Lynch Life Variable Annuity Separate Account A (“Separate Account A”), a separate account of Merrill Lynch Life Insurance Company (“MLLIC”), was established to support MLLIC’s operations with respect to certain variable annuity contracts (“Contracts”). Separate Account A is governed by Arkansas State Insurance Law. MLLIC is an indirect wholly owned subsidiary of AEGON USA, Inc. (“AUSA”).

On December 28, 2007 (the “Acquisition Date”), MLLIC and its affiliate, ML Life Insurance Company of New York were acquired by AUSA for $1.12 billion and $0.13 billion, respectively for a total price for both entities of $1.25 billion. AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 10 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of investment divisions that support four annuity contracts — Retirement Plus, Retirement Power, Retirement Optimizer, and Investor Choice Investor Series (available for sale effective March 4, 2005). Only investment divisions with balances at December 31, 2007 appear in the Statement of Assets and Liabilities and only investment divisions with activity during the periods ended December 31, 2007 or 2006 are shown in the Statement of Operations and Changes in Net Assets. The investment divisions are as follows:

AIM V.I. Basic Value Fund	Cohen & Steers VIF Realty Fund, Inc.
AIM V.I. Capital Appreciation Fund	Davis Value Portfolio
AIM V.I. Core Equity Fund	Dreyfus VIF Appreciation Portfolio
AIM V.I. International Growth Fund	Eaton Vance VT Floating-Rate Income Fund
AIM V.I. Mid Cap Core Equity Fund	Eaton Vance VT Large-Cap Value Fund
AIM V.I. Premier Equity Fund	Federated Capital Appreciation Fund II
AllianceBernstein VPS Global Technology Portfolio	Federated Kaufmann Fund II
AllianceBernstein VPS Growth and Income Portfolio	Janus Aspen Forty Portfolio
AllianceBernstein VPS International Value Portolio	Janus Aspen Mid Cap Growth Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio	MFS® Emerging Growth Series
AllianceBernstein VPS Small/Mid Cap Value Portfolio	OpCap Renaissance Portfolio
AllianceBernstein VPS Value Portfolio	Oppenheimer Capital Appreciation Fund/VA
American Century VP International Fund	Oppenheimer Main Street Fund®/VA
American Century VP Ultra® Fund	Oppenheimer Main Street Small Cap Fund®/VA
American Funds Asset Allocation Fund	PIMCO VIT CommodityRealReturn Strategy Portfolio
American Funds Bond Fund	PIMCO VIT Low Duration Portfolio
American Funds Growth Fund	PIMCO VIT Real Return Portfolio
American Funds Growth-Income Fund	PIMCO VIT Total Return Portfolio
American Funds International Fund	Pioneer Emerging Markets VCT Portfolio
BlackRock Balanced Capital V.I. Fund	Pioneer Fund VCT Portfolio
BlackRock Basic Value V.I. Fund	Pioneer High Yield VCT Portfolio
BlackRock Equity Dividend Portfolio	Pioneer Small Cap Value VCT Portfolio
BlackRock Fundamental Growth V.I. Fund	Premier VIT NFJ Dividend Value Portfolio
BlackRock Global Allocation V.I. Fund	Roszel/Allianz CCM Capital Appreciation Portfolio
BlackRock Global Growth V.I. Fund	Roszel/Allianz NFJ Small Cap Value Portfolio
BlackRock Global SmallCap Portfolio	Roszel/Delaware Trend Portfolio

BlackRock Government Income V.I. Fund	Roszel/JPMorgan Multi-Cap Market Neutral Portfolio
BlackRock High Income V.I. Fund	Roszel/JPMorgan Small Cap Growth Portfolio
BlackRock International Index Portfolio	Roszel/Lord Abbett Affiliated Portfolio
BlackRock International Value V.I. Fund	Roszel/Lord Abbett Bond Debenture Portfolio
BlackRock Large Cap Core V.I. Fund	Roszel/Lord Abbett Mid Cap Value Portfolio
BlackRock Large Cap Growth V.I. Fund	Roszel/Marsico Large Cap Growth Portfolio
BlackRock Large Cap Value V.I. Fund	Roszel/Seligman Mid Cap Growth Portfolio
BlackRock Mid Cap Value Opportunities Portfolio	Seligman Smaller-Cap Value Portfolio
BlackRock Money Market V.I. Fund	Templeton Foreign Securities Fund
BlackRock S&P 500 Index V.I. Fund	Templeton Growth Securities Fund
BlackRock Short-Term Bond Portfolio	Van Kampen Comstock Portfolio
BlackRock Small Cap Index Portfolio	Van Kampen Strategic Growth Portfolio
BlackRock Total Return V.I. Fund	Wanger International Small Cap
BlackRock Utilities & Telecommunications V.I. Fund	Wanger U.S. Smaller Companies
BlackRock Value Opportunities V.I. Fund
The assets of Separate Account A are registered in the name of MLLIC. The portion of Separate Account A’s assets applicable to the Contracts are not chargeable with liabilities arising out of any other business MLLIC may conduct.
2.	SIGNIFICANT ACCOUNTING POLICIES

The Financial Statements included herein have been prepared in accordance with U.S. generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of Financial Statements in conformity with the U.S. generally accepted accounting principles requires management to make estimates and assumptions regarding matters that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Separate Account A’s Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
•	Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.

•	Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.

•	Realized gains and losses on the sales of investments are computed on the first in first out basis.

•	All premiums and contract owner withdrawals are applied as described in the prospectus.

•	Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.
The change in net assets accumulated in Separate Account A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

The operations of Separate Account A are included in the Federal income tax return of MLLIC. Under the provisions of the Contracts, MLLIC has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, MLLIC pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, MLLIC retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3.	NET TRANSFERS

For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the BlackRock Money Market V.I. Fund investment division of MLLIC Variable Annuity Separate Account B.

For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account A investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

(In thousands)	Purchases	Sales
BlackRock Equity Dividend Portfolio	$873	$2,624
BlackRock Global SmallCap Portfolio	475	3,866
BlackRock International Index Portfolio	633	2,483
BlackRock Short-Term Bond Portfolio	1,484	3,451
BlackRock Mid Cap Value Opportunities Portfolio	188	1,018
BlackRock Small Cap Index Portfolio	137	998
BlackRock Balanced Capital V.I. Fund	1,120	11,793
BlackRock Basic Value V.I. Fund	131,043	172,502
BlackRock Total Return V.I. Fund	40,203	116,102
BlackRock Money Market V.I. Fund	205,157	208,797
BlackRock Fundamental Growth V.I. Fund	66,490	27,559
BlackRock Global Allocation V.I. Fund	80,721	102,832
BlackRock Global Growth V.I. Fund	10,230	10,460
BlackRock Government Income V.I. Fund	65,082	136,396
BlackRock High Income V.I. Fund	15,846	51,603
BlackRock S&P500 Index V.I. Fund	31,143	86,524
BlackRock International Value V.I. Fund	65,445	94,376
BlackRock Large Cap Core V.I. Fund	67,302	95,710
BlackRock Large Cap Growth V.I. Fund	10,263	33,238
BlackRock Large Cap Value V.I. Fund	28,877	41,036
BlackRock Utilities & Telecommunications V.I. Fund	6,111	9,798
BlackRock Value Opportunities V.I. Fund	44,907	72,756
AIM V.I. Basic Value Fund	264	512
AIM V.I. Capital Appreciation Fund	765	19,126
AIM V.I. International Growth Fund	2,468	7,984
AIM V.I. Mid Cap Core Equity Fund	957	276
AIM V.I. Core Equity Fund	4,193	31,909
AllianceBernstein VPS Global Technology Portfolio	2,918	2,211
AllianceBernstein VPS Growth and Income Portfolio	10,554	7,521
AllianceBernstein VPS International Value Portolio	2,236	84
AllianceBernstein VPS Large Cap Growth Portfolio	34,113	76,067
AllianceBernstein VPS Small/Mid Cap Value Portfolio	8,054	24,669
AllianceBernstein VPS Value Portfolio	2,979	519
American Century VP International Fund	22,468	12,755
American Century VP Ultra® Fund	29,161	25,542
American Funds Asset Allocation Fund	9,099	1,967
American Funds Bond Fund	37,949	17,248
American Funds Growth Fund	47,890	54,285

4. PURCHASES AND SALES OF INVESTMENTS (Continued)

	Purchases	Sales
American Funds Growth-Income Fund	$12,933	$3,506
American Funds International Fund	41,012	5,244
Cohen & Steers VIF Realty Fund, Inc.	9,048	9,874
Davis Value Portfolio	26,593	89,697
Dreyfus VIF Appreciation Portfolio	24,284	16,314
Eaton Vance VT Floating-Rate Income Fund	12,962	34,504
Eaton Vance VT Large-Cap Value Fund	20,780	149
Federated Capital Appreciation Fund II	62,884	2,191
Federated Kaufmann Fund II	33,033	16,130
Janus Aspen Forty Portfolio	81,211	21,140
Janus Aspen Mid Cap Growth Portfolio	14,397	70
MFS® Emerging Growth Series	2,108	21,056
OpCap Renaissance Portfolio	496	1,605
Oppenheimer Capital Appreciation Fund/VA	838	467
Oppenheimer Main Street Fund®/VA	509	120
Oppenheimer Main Street Small Cap Fund®/VA	1,828	363
PIMCO VIT CommodityRealReturn Strategy Portfolio	13,746	5,554
PIMCO VIT Low Duration Portfolio	4,748	2,581
PIMCO VIT Real Return Portfolio	32,223	1,528
PIMCO VIT Total Return Portfolio	183,260	119,690
Pioneer Emerging Markets VCT Portfolio	3,337	678
Pioneer Fund VCT Portfolio	16,056	63,663
Pioneer High Yield VCT Portfolio	1,177	669
Pioneer Small Cap Value VCT Portfolio	864	407
Premier VIT NFJ Dividend Value Portfolio	1,696	205
Roszel/Allianz CCM Capital Appreciation Portfolio	16,742	34,550
Roszel/Allianz NFJ Small Cap Value Portfolio	19,807	31,860
Roszel/Delaware Trend Portfolio	5,138	8,679
Roszel/JPMorgan Multi-Cap Market Neutral Portfolio	6,368	22,156
Roszel/JPMorgan Small Cap Growth Portfolio	12,784	21,030
Roszel/Lord Abbett Affiliated Portfolio	30,870	30,433
Roszel/Lord Abbett Bond Debenture Portfolio	3,893	4,008
Roszel/Lord Abbett Mid Cap Value Portfolio	43,852	54,700
Roszel/Marsico Large Cap Growth Portfolio	61,701	4,457
Roszel/Seligman Mid Cap Growth Portfolio	7,841	12,964
Seligman Smaller-Cap Value Portfolio	2,349	6,682
Templeton Foreign Securities Fund	3,818	1,178
Templeton Growth Securities Fund	1,763	398
Van Kampen Comstock Portfolio	43,880	65,834
Van Kampen Strategic Growth Portfolio	58	2,881
Wanger International Small Cap	4,141	544
Wanger U.S. Smaller Companies	15,121	35,621

5. UNIT VALUES
The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
The investment income ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
The expense ratio represents the annualized contract expenses of the separate accounts, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
Total return:
The total return includes changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicates the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is represented as a range of minimum and maximum values based on the product grouping represented in the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented.
The 2007 unit value and total return ranges have been disclosed based on the related lowest and highest level of expense ratios. The 2006 through 2003 unit value and total return ranges have been disclosed based on the range of lowest and highest unit values and total returns for all levels of expense ratio.

BlackRock Equity Dividend Portfolio					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	92	$13.19	$13.30	$1,600	2.27%	1.25%	1.65%	17.48%	17.95%
2005	38	11.22	11.27	428	4.82	1.25	1.65	4.55	4.90

BlackRock Global SmallCap Portfolio					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	212	$13.23	$13.33	$3,110	0.57%	1.25%	1.65%	16.00%	16.46%
2005	95	11.40	11.44	1,074	0.91	1.25	1.65	8.19	8.54

BlackRock International Index Portfolio					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	113	$14.01	$14.12	$1,715	4.85%	1.25%	1.65%	23.89%	24.38%
2005	82	11.31	11.35	917	4.93	1.25	1.65	8.13	8.49

BlackRock Short-Term Bond Portfolio					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	182	$10.27	$10.35	$1,973	4.13%	1.25%	1.65%	3.02%	3.43%
2005	525	9.96	10.00	5,241	3.25	1.25	1.65	0.01	0.34

BlackRock Mid Cap Value Opportunities Portfolio					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	62	$12.43	$12.53	$756	0.42%	1.25%	1.65%	11.42%	11.86%
2005	31	11.15	11.19	338	1.96	1.25	1.65	9.87	10.23

BlackRock Small Cap Index Portfolio					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	69	$12.05	$12.14	$856	1.31%	1.25%	1.65%	15.64%	16.10%
2005	50	10.41	10.46	511	2.67	1.25	1.65	3.65	4.00

5. UNIT VALUES (Continued)

BlackRock Balanced Capital V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,030	$23.64	$23.64	$48,000	2.04%	1.35%	1.35%	3.84%	3.84%
2006	2,533	22.76	22.76	56,815	2.08	1.35	1.35	13.54	13.54
2005	3,100	20.03	20.03	62,088	1.77	1.35	1.35	2.69	2.69
2004	3,676	19.50	19.50	71,662	1.93	1.35	1.35	7.16	7.16
2003	4,389	18.19	18.19	79,811	2.17	1.35	1.35	19.86	19.86

BlackRock Basic Value V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	15,625	$13.37	$13.20	$529,416	1.36%	1.25%	1.65%	0.50%	0.09%
2006	17,786	13.18	40.55	634,438	1.51	1.25	1.65	19.82	20.29
2005	23,043	10.99	33.73	699,890	1.22	1.25	1.65	1.21	1.61
2004	31,176	13.01	33.21	908,209	1.07	1.35	1.59	9.31	9.52
2003	34,255	11.90	30.31	929,716	1.17	1.35	1.59	31.13	31.38

BlackRock Total Return V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	15,934	$10.72	$10.59	$312,479	4.72%	1.25%	1.65%	2.31%	1.90%
2006	19,689	10.38	20.09	394,047	4.64	1.25	1.65	2.65	3.06
2005	25,322	10.11	19.50	459,672	4.96	1.25	1.65	0.30	0.70
2004	30,585	11.14	19.38	551,412	3.63	1.35	1.59	2.86	3.06
2003	35,192	10.83	18.79	623,699	3.81	1.35	1.59	3.11	3.30

BlackRock Money Market V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	17,090	$10.85	$10.71	$231,759	4.70%	1.25%	1.65%	3.50%	3.08%
2006	18,290	10.26	14.24	235,495	4.46	1.25	1.65	2.78	3.19
2005	17,556	9.97	13.80	230,867	2.63	1.25	1.65	0.97	1.37
2004	20,964	9.86	13.62	274,600	0.89	1.35	1.59	-0.67	-0.48
2003	28,923	9.92	13.68	374,152	0.73	1.35	1.59	-0.86	-0.67

BlackRock Fundamental Growth V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	12,948	$13.94	$13.76	$142,238	0.42%	1.25%	1.65%	17.54%	17.07%
2006	11,157	7.59	11.86	97,138	0.43	1.25	1.65	2.78	3.19
2005	18,151	7.38	11.48	155,056	0.54	1.25	1.65	5.69	6.11
2004	21,783	6.98	9.99	175,178	0.75	1.35	1.59	5.11	5.31
2003	22,878	6.64	9.50	174,056	0.12	1.35	1.59	25.97	26.20

BlackRock Global Allocation V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	22,495	$15.84	$15.63	$657,559	2.78%	1.25%	1.65%	15.49%	15.03%
2006	23,573	13.58	27.84	626,570	2.65	1.25	1.65	14.57	15.03
2005	24,939	11.85	24.22	593,661	2.49	1.25	1.65	8.66	9.09
2004	24,111	22.21	22.21	535,445	3.19	1.35	1.35	12.79	12.79
2003	22,469	19.68	19.68	442,208	3.36	1.35	1.35	32.82	32.82

5. UNIT VALUES (Continued)

BlackRock Global Growth V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3,755	$18.44	$18.44	$69,239	1.11%	1.35%	1.35%	34.97%	34.97%
2006	3,815	13.65	13.65	51,542	0.94	1.35	1.35	20.32	20.32
2005	3,894	11.34	11.34	44,158	0.88	1.35	1.35	13.47	13.47
2004	8,182	9.99	9.99	81,733	1.56	1.35	1.35	13.62	13.62
2003	9,056	8.79	8.79	79,579	1.05	1.35	1.35	31.70	31.70

BlackRock Government Income V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	12,575	$10.82	$10.68	$219,243	4.97%	1.25%	1.65%	2.71%	2.30%
2006	19,059	10.43	17.60	294,842	4.52	1.25	1.65	2.18	2.58
2005	16,481	10.20	17.16	273,179	4.65	1.25	1.65	1.52	1.92
2004	18,070	11.00	16.85	292,867	2.88	1.35	1.59	2.48	2.68
2003	23,877	10.73	16.40	377,029	3.64	1.35	1.59	0.46	0.65

BlackRock High Income V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,974	$11.41	$11.27	$138,136	7.76%	1.25%	1.65%	1.07%	0.66%
2006	8,040	11.19	23.34	183,672	7.48	1.25	1.65	7.64	8.07
2005	9,878	10.39	21.61	212,628	8.81	1.25	1.65	-0.16	0.24
2004	12,702	21.57	21.57	273,983	7.75	1.35	1.35	10.26	10.26
2003	14,782	19.55	19.55	289,040	8.63	1.35	1.35	26.33	26.33

BlackRock S&P 500 Index V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	11,850	$13.33	$13.16	$205,673	1.65%	1.25%	1.65%	4.07%	3.66%
2006	14,001	9.21	19.13	252,795	1.56	1.25	1.65	13.56	14.01
2005	16,705	8.10	16.79	254,240	1.53	1.25	1.65	2.67	3.08
2004	20,400	7.88	16.30	300,475	1.57	1.35	1.59	8.76	8.97
2003	27,796	7.25	14.95	343,202	1.41	1.35	1.59	26.12	26.36

BlackRock International Value V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	11,942	$17.55	$17.32	$261,310	2.31%	1.25%	1.65%	8.90%	8.47%
2006	15,848	15.96	21.30	317,682	3.32	1.25	1.65	25.76	26.26
2005	17,903	12.68	16.91	287,460	2.71	1.25	1.65	9.80	10.24
2004	20,949	13.14	14.71	305,732	2.48	1.35	1.59	20.60	20.83
2003	21,980	10.90	12.75	265,090	3.48	1.35	1.59	40.00	40.26

BlackRock Large Cap Core V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	11,311	$15.24	$15.04	$417,371	0.90%	1.25%	1.65%	6.93%	6.50%
2006	13,435	14.12	36.35	470,688	0.91	1.25	1.65	12.82	13.27
2005	14,791	12.51	32.10	469,295	0.63	1.25	1.65	11.29	11.74
2004	16,373	28.75	28.75	470,647	0.85	1.35	1.35	15.16	15.16
2003	17,865	24.95	24.95	445,705	0.40	1.35	1.35	29.70	29.70

5. UNIT VALUES (Continued)

BlackRock Large Cap Growth V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	14,141	$13.88	$13.70	$165,984	0.27%	1.25%	1.65%	6.98%	6.55%
2006	16,203	10.91	12.97	175,303	0.30	1.25	1.65	5.41	5.83
2005	16,112	10.31	12.25	166,355	0.20	1.25	1.65	8.78	9.22
2004	15,569	9.45	9.45	147,077	0.28	1.35	1.35	6.30	6.30
2003	6,241	8.88	8.88	55,435	—	1.35	1.35	32.15	32.15

BlackRock Large Cap Value V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	7,474	$15.47	$15.27	$135,381	0.89%	1.25%	1.65%	4.50%	4.08%
2006	9,230	14.67	17.64	159,802	0.80	1.25	1.65	14.06	14.52
2005	9,743	12.85	15.41	147,948	0.60	1.25	1.65	15.42	15.88
2004	8,560	13.31	13.31	113,911	0.89	1.35	1.35	18.71	18.71
2003	7,823	11.20	11.20	87,649	0.54	1.35	1.35	32.12	32.12

BlackRock Utilities & Telecommunications V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	941	$36.83	$36.83	$34,650	1.69%	1.35%	1.35%	24.62%	24.62%
2006	1,238	29.54	29.54	35,970	2.87	1.35	1.35	23.50	23.50
2005	1,460	23.91	23.91	34,919	2.40	1.35	1.35	12.55	12.55
2004	1,749	21.23	21.23	37,144	2.55	1.35	1.35	23.97	23.97
2003	2,105	17.12	17.12	36,037	2.99	1.35	1.35	18.52	18.52

BlackRock Value Opportunities V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,914	$13.16	$12.99	$235,904	0.27%	1.25%	1.65%	-2.18	-2.57%
2006	7,527	13.32	43.26	305,303	0.23	1.25	1.65	10.92	11.36
2005	9,190	12.01	38.86	344,254	0.27	1.25	1.65	8.53	8.96
2004	12,421	13.64	35.68	433,061	—	1.35	1.59	13.16	13.38
2003	15,011	12.06	31.46	465,387	0.38	1.35	1.59	40.66	40.93

AIM V.I. Basic Value Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	33	$12.95	$12.79	$425	0.42%	1.25%	1.65%	0.23%	-0.18%
2006	50	12.80	12.92	695	0.54	1.25	1.65	11.30	11.75
2005	42	11.50	11.56	491	0.20	1.25	1.65	2.02	2.35

AIM V.I. Capital Appreciation Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3,952	$15.66	$15.66	$61,884	—%	1.35%	1.35%	10.45%	10.45%
2006	5,185	14.17	14.17	72,289	0.05	1.35	1.35	4.83	4.83
2005	6,446	13.51	13.51	87,089	0.06	1.35	1.35	7.33	7.33
2004	7,941	12.58	12.58	99,923	—	1.35	1.35	5.14	5.14
2003	6,911	11.96	11.96	82,666	—	1.35	1.35	27.72	27.72

5. UNIT VALUES (Continued)

AIM V.I. International Growth Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,421	$21.76	$12.15	$17,877	0.38%	1.55%	1.59%	12.95%	12.90%
2006	1,852	10.76	19.26	20,814	0.77	1.55	1.59	26.22	26.27
2005	3,431	8.53	15.26	30,717	0.62	1.55	1.59	16.07	16.12
2004	2,548	7.35	13.14	19,809	0.64	1.55	1.59	22.04	22.09
2003	2,909	6.02	10.76	18,281	0.53	1.55	1.59	27.03	27.08

AIM V.I. Mid Cap Core Equity Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	211	$13.62	$13.45	$2,848	0.24%	1.25%	1.65%	8.13%	7.69%
2006	157	12.48	12.59	2,008	1.21	1.25	1.65	9.37	9.81
2005	85	11.40	11.46	969	1.11	1.25	1.65	2.97	3.31

AIM V.I. Core Equity Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	8,250	$11.83	$11.78	$97,574	1.03%	1.35%	1.59%	6.61%	6.40%
2006	10,478	11.07	11.09	117,616	0.79	1.35	1.59	14.87	15.08

AIM V.I. Premier Equity Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007					Division was not available
2006					Division was not available
2005	9,913	$6.12	$14.06	$127,765	0.77%	1.35%	1.59%	3.99%	4.19
2004	13,007	5.89	13.49	160,804	0.42	1.35	1.59	4.10	4.30
2003	17,039	5.66	12.93	200,509	0.29	1.35	1.59	23.11	23.34

AllianceBernstein VPS Global Technology Portfolio
					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	601	$8.96	$8.96	$5,386	—%	1.35%	1.35%	18.52%	18.52%
2006	501	7.56	7.56	3,928	—	1.35	1.35	7.13	7.13
2005	566	7.05	7.05	3,989	—	1.35	1.35	2.42	2.42
2004	793	6.88	6.88	5,456	—	1.35	1.35	3.99	3.99
2003	828	6.61	6.61	5,477	—	1.35	1.35	42.08	42.08

AllianceBernstein VPS Growth and Income Portfolio
					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,033	$14.39	$14.42	$29,303	1.44%	1.55%	1.59%	3.49%	3.45%
2006	1,915	13.90	13.94	26,536	1.09	1.55	1.59	15.44	15.49
2005	4,686	12.04	12.07	56,557	1.53	1.55	1.59	3.22	3.26
2004	3,256	11.66	11.70	38,066	0.96	1.55	1.59	9.70	9.74
2003	4,238	10.62	10.66	45,175	1.05	1.55	1.59	30.42	30.47

AllianceBernstein VPS International Value Portolio
					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	201	$10.47	$10.43	$2,099	0.22%	1.25%	1.65%	-0.78%	-1.04%

5. UNIT VALUES (Continued)
AllianceBernstein VPS Large Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	10,618	$18.98	$6.95	$166,737	—%	1.35%	1.59%	12.33%	12.11%
2006	13,520	6.20	16.89	185,513	—	1.35	1.59	-2.01	-1.83
2005	17,389	6.33	17.20	242,872	—	1.35	1.59	13.34	13.55
2004	19,544	5.58	15.14	255,979	—	1.35	1.59	6.90	7.11
2003	32,678	5.22	14.13	414,203	—	1.35	1.59	21.72	21.95
AllianceBernstein VPS Small/Mid Cap Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	731	$13.33	$13.16	$9,662	0.84%	1.25%	1.65%	0.38%	-0.02%
2006	1,810	13.16	13.28	25,634	0.45	1.25	1.65	12.50	12.95
2005	946	11.69	11.75	11,080	0.21	1.25	1.65	3.27	3.61
AllianceBernstein VPS Value Portfolio

					Investment		Expense	Total
		Unit Value		Net Assets	Income		Ratio	Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	227	$12.96	$12.79	$2,937	1.77%	1.25%	1.65%	-5.20%	-5.58%
2006	47	13.54	13.66	848	1.07	1.25	1.65	19.28	19.76
2005	26	11.35	11.40	291	0.11	1.25	1.65	1.53	1.86
American Century VP International Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,717	$14.23	$14.23	$81,366	0.66%	1.35%	1.35%	16.41%	16.41%
2006	5,103	12.22	12.22	62,338	1.68	1.35	1.35	23.29	23.29
2005	5,604	9.91	9.91	55,518	1.25	1.35	1.35	11.68	11.68
2004	6,558	8.87	8.87	58,142	0.49	1.35	1.35	13.32	13.32
2003	5,389	7.82	7.82	42,141	0.72	1.35	1.35	22.78	22.78
American Century VP Ultra® Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,674	$12.64	$12.48	$20,450	—%	1.25%	1.65%	19.45%	18.97%
2006	1,176	10.20	10.58	12,070	—	1.25	1.65	-4.90	-4.52
2005	1,778	10.71	11.07	19,099	—	1.25	1.65	0.45	0.85
2004	197	10.65	10.67	2,103	—	1.35	1.59	6.50	6.61
American Funds Asset Allocation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,296	$13.41	$13.24	$17,235	2.51%	1.40%	1.80%	5.01%	4.59%
2006	764	12.65	12.77	10,197	2.67	1.40	1.80	12.56	13.01
2005	510	11.23	11.29	5,746	4.79	1.40	1.80	5.63	5.98
American Funds Bond Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	6,018	$10.95	$10.81	$65,374	8.14%	1.40%	1.80%	1.83%	1.42%
2006	4,095	10.65	10.75	47,887	3.32	1.40	1.80	5.03	5.45
2005	1,113	10.14	10.19	11,301	1.93	1.40	1.80	-0.48	-0.15

5. UNIT VALUES (Continued)
American Funds Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,535	$15.21	$15.01	$83,539	0.82%	1.40%	1.80%	10.72%	10.28%
2006	6,019	13.61	13.73	86,808	1.02	1.40	1.80	8.20	8.64
2005	2,627	12.57	12.63	33,087	1.30	1.40	1.80	12.53	12.90
American Funds Growth-Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,105	$13.24	$13.07	$27,649	1.70%	1.40%	1.80%	3.52%	3.11%
2006	1,382	12.67	12.78	18,483	1.96	1.40	1.80	13.10	13.55
2005	718	11.20	11.25	8,063	2.78	1.40	1.80	3.23	3.58
American Funds International Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,424	$18.68	$18.44	$100,539	1.71%	1.40%	1.80%	18.29%	17.81%
2006	3,331	15.64	15.78	55,889	2.24	1.40	1.80	16.80	17.27
2005	1,187	13.39	13.45	15,928	3.49	1.40	1.80	15.34	15.73
Cohen & Steers VIF Realty Fund, Inc.

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	918	$12.62	$12.47	$11,496	1.75%	1.15%	1.55%	-20.45%	-20.77%
2006	978	15.73	15.85	15,804	2.29	1.15	1.55	33.73	34.26
2005	548	11.76	11.80	6,457	3.28	1.15	1.55	17.81	18.20
Davis Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	13,278	$13.72	$13.55	$179,473	0.99%	1.25%	1.65%	3.28%	2.86%
2006	20,818	12.14	15.29	242,506	0.83	1.25	1.65	13.07	13.52
2005	18,725	10.73	13.50	214,868	0.80	1.25	1.65	7.60	8.03
2004	23,710	9.96	12.53	249,877	0.92	1.35	1.59	10.55	10.77
2003	17,619	9.01	11.33	168,136	0.82	1.35	1.59	27.71	27.95
Dreyfus VIF Appreciation Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,588	$13.33	$13.15	$34,216	1.25%	1.15%	1.55%	5.57%	5.15%
2006	1,896	12.50	12.62	25,250	2.57	1.15	1.55	14.37	14.83
2005	1,421	10.93	10.98	15,556	—	1.15	1.55	-1.19	-0.86
Eaton Vance VT Floating-Rate Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	215	$10.82	$10.68	$2,294	6.44%	1.15%	1.55%	0.40%	0.00%
2006	2,102	10.68	10.77	24,820	5.82	1.15	1.55	3.84	4.26
2005	769	10.27	10.33	7,918	4.40	1.15	1.55	1.68	2.02
Eaton Vance VT Large-Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,963	$10.54	$10.51	$20,642	—%	1.15%	1.55%	1.48%	1.20%

5. UNIT VALUES (Continued)
Federated Capital Appreciation Fund II

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	4,638	$13.59	$13.42	$61,957	0.21%	1.25%	1.65%	8.45%	8.02%
2006	137	12.21	12.53	1,655	0.85	1.25	1.65	14.26	14.72
2005	155	10.68	10.91	1,659	0.90	1.25	1.65	0.20	0.60
2004	96	10.64	10.66	1,018	—	1.35	1.59	6.44	6.55
Federated Kaufmann Fund II

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,461	$17.01	$16.79	$41,097	—%	1.25%	1.65%	19.47%	18.99%
2006	1,339	13.77	14.23	18,980	—	1.25	1.65	12.94	13.40
2005	1,164	12.18	12.55	14,262	—	1.25	1.65	9.37	9.81
2004	629	11.12	11.14	7,005	—	1.35	1.59	11.20	11.32
Janus Aspen Forty Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,742	$13.44	$13.40	$77,025	0.21%	1.15%	1.55%	26.71%	26.37%
Janus Aspen Mid Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,235	$11.64	$11.60	$14,345	0.11%	1.15%	1.55%	9.86%	9.57%
MFS® Emerging Growth Series

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,179	$18.22	$6.36	$80,511	—%	1.35%	1.59%	19.48%	19.25%
2006	7,052	5.33	15.24	83,710	—	1.35	1.59	6.20	6.40
2005	9,385	5.02	14.32	116,928	—	1.35	1.59	7.47	7.68
2004	11,686	4.67	13.29	134,915	—	1.35	1.59	11.17	11.39
2003	14,183	4.20	11.93	145,971	—	1.35	1.59	28.18	28.42
OpCap Renaissance Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	277	$12.41	$12.25	$3,427	0.73%	1.25%	1.65%	4.94%	4.52%
2006	398	11.70	11.82	4,668	0.27	1.25	1.65	9.50	9.94
2005	612	10.68	10.74	6,552	—	1.25	1.65	-6.13	-5.76
2004	706	11.36	11.38	8,034	—	1.35	1.59	13.61	13.73
Oppenheimer Capital Appreciation Fund/VA

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	148	$13.44	$13.27	$1,997	0.01%	1.15%	1.55%	12.49%	12.04%
2006	112	11.83	11.94	1,393	0.17	1.15	1.55	5.98	6.40
2005	73	11.16	11.22	814	—	1.15	1.55	3.79	4.13
Oppenheimer Main Street Fund®/VA

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	79	$13.24	$13.07	$1,034	0.65%	1.15%	1.55%	2.90%	2.49%
2006	48	12.74	12.86	626	0.80	1.15	1.55	12.94	13.39
2005	37	11.28	11.33	416	—	1.15	1.55	2.95	3.29

5. UNIT VALUES (Continued)
Oppenheimer Main Street Small Cap Fund®/VA

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	196	$13.67	$13.50	$2,659	0.10%	1.15%	1.55%	-2.57%	-2.97%
2006	92	13.90	14.03	1,385	0.02	1.15	1.55	12.84	13.29
2005	248	12.32	12.38	3,063	—	1.15	1.55	7.06	7.41
PIMCO VIT CommodityRealReturn Strategy Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,261	$13.32	$13.15	$29,876	4.56%	1.25%	1.65%	21.64%	21.15%
2006	1,528	10.85	10.94	18,197	5.08	1.25	1.65	-4.73	-4.35
2005	770	11.38	11.44	8,779	3.15	1.25	1.65	7.20	7.55
PIMCO VIT Low Duration Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	211	$10.52	$10.49	$2,219	4.66%	1.25%	1.65%	4.87%	4.59%
PIMCO VIT Real Return Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3,213	$11.22	$11.08	$35,772	4.50%	1.25%	1.65%	9.23%	8.79%
2006	369	10.18	10.27	3,856	4.30	1.25	1.65	-0.98	-0.58
2005	227	10.27	10.32	2,332	3.30	1.25	1.65	0.34	0.67
PIMCO VIT Total Return Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	34,183	$11.26	$11.12	$424,573	4.77%	1.25%	1.65%	7.35%	6.92%
2006	30,289	10.39	13.50	348,387	4.43	1.25	1.65	2.11	2.51
2005	32,271	10.17	13.21	377,836	3.40	1.25	1.65	0.73	1.13
2004	29,466	11.27	13.10	348,697	1.88	1.35	1.59	3.23	3.43
2003	26,972	10.89	12.69	313,226	2.83	1.35	1.59	3.39	3.58
Pioneer Emerging Markets VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	263	$16.87	$16.75	$4,413	0.35%	1.15%	1.55%	40.75%	40.18%
2006	88	11.94	11.98	1,018	0.05	1.15	1.55	8.08	8.37
Pioneer Fund VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	68	$13.58	$13.40	$920	0.99%	1.15%	1.55%	3.53%	3.11%
2006	3,291	12.99	13.11	46,194	1.20	1.15	1.55	14.51	14.97
2005	885	11.34	11.39	10,061	1.49	1.15	1.55	2.73	3.07
Pioneer High Yield VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	215	$11.54	$11.39	$2,458	4.95%	1.20%	1.60%	4.29%	3.87%
2006	155	10.96	11.06	1,949	5.11	1.20	1.60	6.50	6.93
2005	197	10.29	10.34	2,027	5.10	1.20	1.60	-0.81	-0.48

5. UNIT VALUES (Continued)
Pioneer Small Cap Value VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	83	$12.73	$12.56	$1,051	0.56%	1.20%	1.60%	-8.34%	-8.71%
2006	51	13.75	13.88	964	—	1.20	1.60	12.28	12.73
2005	31	12.24	12.30	370	—	1.20	1.60	8.36	8.72
Premier VIT NFJ Dividend Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	134	$9.94	$9.91	$1,326	4.96%	1.25%	1.65%	-5.31%	-5.57%
Roszel/Allianz CCM Capital Appreciation Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	7,647	$14.72	$14.53	$131,264	0.32%	1.25%	1.65%	16.16%	15.70%
2006	9,737	12.55	14.79	141,408	0.21	1.25	1.65	4.67	5.09
2005	10,301	11.99	14.09	145,004	0.46	1.25	1.65	7.59	8.02
2004	11,715	12.99	13.05	152,812	—	1.35	1.59	11.01	11.22
2003	11,904	11.71	11.72	139,549	—	1.35	1.59	17.05	17.18
Roszel/Allianz NFJ Small Cap Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	4,126	$15.00	$14.81	$80,113	2.01%	1.25%	1.65%	1.96%	1.55%
2006	5,373	14.58	19.69	101,435	1.36	1.25	1.65	19.78	20.25
2005	6,518	12.16	16.38	105,622	1.27	1.25	1.65	9.90	10.34
2004	5,826	14.76	14.85	86,369	—	1.35	1.59	20.89	21.12
2003	4,651	12.21	12.26	56,943	1.84	1.35	1.59	31.09	31.34
Roszel/Delaware Trend Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,544	$13.21	$13.04	$24,524	—%	1.25%	1.65%	8.50%	8.07%
2006	1,986	12.06	14.83	28,909	—	1.25	1.65	5.81	6.24
2005	2,506	11.39	13.96	34,856	—	1.25	1.65	2.98	3.39
2004	5,117	13.46	13.51	69,104	—	1.35	1.59	9.78	9.99
2003	4,833	12.26	12.28	59,332	—	1.35	1.59	22.59	22.73
Roszel/JPMorgan Multi-Cap Market Neutral Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	1,441	10.14	10.16	16,230	—	1.25	1.65	1.41	1.61
Roszel/JPMorgan Small Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3,769	$14.60	$14.42	$60,934	—%	1.25%	1.65%	10.36%	9.92%
2006	4,987	13.11	14.71	72,127	—	1.25	1.65	13.72	14.18
2005	5,962	11.52	12.89	76,764	—	1.25	1.65	4.62	5.04
2004	5,507	12.20	12.29	67,597	—	1.35	1.59	7.29	7.49
2003	5,937	11.38	11.42	67,761	—	1.35	1.59	34.90	35.16
Roszel/Lord Abbett Affiliated Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3,658	$13.36	$13.19	$53,568	0.78%	1.25%	1.65%	2.29%	1.88%
2006	3,562	12.94	15.55	53,191	0.83	1.25	1.65	15.52	15.98
2005	2,651	11.20	13.41	35,232	0.70	1.25	1.65	1.45	1.85
2004	2,518	13.12	13.17	33,148	0.35	1.35	1.59	9.51	9.72
2003	2,680	11.98	12.00	32,124	—	1.35	1.59	19.82	19.95

5. UNIT VALUES (Continued)
Roszel/Lord Abbett Bond Debenture Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	899	$11.84	$11.69	$12,189	6.27%	1.25%	1.65%	4.08%	3.66%
2006	964	11.27	13.93	12,484	5.59	1.25	1.65	7.33	7.76
2005	901	10.49	12.96	11,334	5.42	1.25	1.65	0.51	0.91
2004	1,054	12.86	12.87	13,555	4.92	1.55	1.59	6.43	6.47
2003	1,282	12.08	12.09	15,487	5.73	1.55	1.59	15.17	15.22
Roszel/Lord Abbett Mid Cap Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	7,291	$13.29	$13.12	$112,230	0.45%	1.25%	1.65%	-0.80%	-1.20%
2006	9,148	13.27	15.94	138,816	0.45	1.25	1.65	10.24	10.68
2005	10,571	12.03	14.41	151,574	0.38	1.25	1.65	6.41	6.84
2004	10,793	13.41	13.49	145,538	0.58	1.35	1.59	21.92	22.16
2003	11,431	11.00	11.04	126,091	0.31	1.35	1.59	22.78	23.01
Roszel/Marsico Large Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,489	$12.30	$12.21	$67,191	—%	1.25%	1.65%	20.75%	20.27%
2006	77	10.14	10.18	721	—	1.25	1.65	0.88	1.14
Roszel/Seligman Mid Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,650	$14.53	$14.35	$44,794	—%	1.25%	1.65%	14.86%	14.40%
2006	3,192	12.53	14.79	46,482	—	1.25	1.65	3.85	4.27
2005	4,048	12.06	14.19	57,363	—	1.25	1.65	10.07	10.51
2004	3,618	12.77	12.85	46,463	—	1.35	1.59	6.86	7.06
2003	2,584	11.95	11.99	30,988	—	1.35	1.59	31.23	31.48
Seligman Smaller-Cap Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	585	$20.14	$24.75	$14,098	—%	1.55%	1.59%	2.49%	2.53%
2006	835	19.65	24.15	19,003	—	1.55	1.59	19.34	19.39
2005	1,136	16.46	20.24	22,448	0.52	1.55	1.59	-5.49	-5.45
2004	1,496	17.40	21.41	31,196	—	1.55	1.59	18.06	18.10
2003	1,806	14.74	18.14	31,949	—	1.55	1.59	47.58	47.64
Templeton Foreign Securities Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	644	$16.91	$16.69	$10,809	1.96%	1.15%	1.55%	14.07%	13.62%
2006	471	14.68	14.81	7,450	1.29	1.15	1.55	19.52	20.00
2005	280	12.28	12.34	3,445	0.72	1.15	1.55	5.34	5.69
Templeton Growth Securities Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	404	$14.55	$14.36	$5,800	1.28%	1.15%	1.55%	1.12%	0.71%
2006	313	14.25	14.38	4,628	0.80	1.15	1.55	19.88	20.36
2005	565	11.88	11.94	6,733	0.21	1.15	1.55	3.63	3.97

5. UNIT VALUES (Continued)
Van Kampen Comstock Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	4,471	$12.49	$12.33	$57,343	1.52%	1.25%	1.65%	-3.32%	-3.70%
2006	6,247	12.79	13.34	82,591	0.79	1.25	1.65	14.33	14.78
2005	7,088	11.19	11.63	81,768	0.55	1.25	1.65	2.62	3.03
2004	1,869	11.27	11.29	21,077	—	1.35	1.59	12.75	12.87
Van Kampen Strategic Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,114	$11.60	$5.67	$6,496	0.05%	1.55%	1.59%	15.15%	15.11%
2006	1,648	4.92	10.08	8,162	—	1.55	1.59	1.24	1.28
2005	2,156	4.86	9.95	10,843	0.28	1.55	1.59	6.23	6.28
2004	3,080	4.58	9.36	14,701	—	1.55	1.59	5.34	5.38
2003	3,898	4.35	8.88	17,546	—	1.55	1.59	25.34	25.39
Wanger International Small Cap

					Investment		Expense	Total
		Unit Value		Net Assets	Income		Ratio	Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	339	$11.28	$11.25	$3,819	—%	1.25%	1.65%	4.94%	4.66%
Wanger U.S. Smaller Companies

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	297	$13.91	$13.73	$4,087	—%	1.25%	1.65%	4.02%	3.60%
2006	1,746	13.25	13.36	24,807	0.13	1.25	1.65	6.06	6.48
2005	482	12.48	12.54	6,040	—	1.25	1.65	8.11	8.47

6. CHARGES AND FEES
The following table is a listing of all expenses charged to the separate account. Asset-based, rider and maintenance charges are assessed through a reduction in unit value or redemption of units.

Retirement Plus
Charge	When Charge Is Deducted	Amount Deducted

Asset-Based Insurance Charges:
Mortality & Expense Risk Charge	Daily - reduction of unit values	1.25% annually

Administration Charge	Daily - reduction of unit values	0.10% annually

Contract Charges:
Contract Maintenance Charge	Annually - redemption of units	$40 at the end of each contract year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than $50,000.

Guaranteed Minimum Income Benefit (“GMIB”)	Quarterly - redemption of units	0.50% of the contract value at the end of each calendar quarter based on the GMIB benefit base as of the last business day of each month within the calendar quarter and a pro rata amount of this fee upon termination of the rider. For contracts issued before October 16, 2004, the GMIB charge is .40%.

Estate Enhancer Benefit (EEB)	Annually - redemption of units	0.25% of the average contract value at the end of each of the prior four contract quarters and a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.

Contingent deferred sales charge	Per incident - redemption of units	7% of premium withdrawn for year 0
6% of premium withdrawn for year 1
5% of premium withdrawn for year 2
4% of premium withdrawn for year 3
3% of premium withdrawn for year 4
2% of premium withdrawn for year 5
1% of premium withdrawn for year 6
0% of premium withdrawn for year 7 or more

Transfer Fee	Per incident - redemption of units	$25 for each transfer after the twelfth transfer in a contract year.

Redemption Fee	Per incident - redemption of units	Imposed by respective Fund manager.

Retirement Power
Charge	When Charge Is Deducted	Amount Deducted

Asset-Based Insurance Charges:
Mortality & Expense Risk Charge	Daily - reduction of unit values	1.59% annually

Contract Charges:
Contract Maintenance Charge	Annually - redemption of units	$40 at the end of each contract year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than $25,000.

Estate Enhancer Benefit (EEB)	Annually - redemption of units	0.25% of the average contract value at the end of each of the prior four contract quarters and a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.

Transfer Fee	Per incident - redemption of units	$25 for each transfer after the twelfth transfer in a contract year.

Redemption Fee	Per incident - redemption of units	Imposed by respective Fund manager.

Retirement Optimizer
Charge	When Charge Is Deducted	Amount Deducted

Asset-Based Insurance Charges:
Mortality & Expense Risk Charge	Daily - reduction of unit values	1.55% annually

Contract Charges:
Contract Maintenance Charge	Annually - redemption of units	$40 at the end of each contract year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than $25,000.

Estate Enhancer Benefit (EEB)	Annually - redemption of units	0.25% of the average contract value at the end of each of the prior four contract quarters and a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.

Contingent deferred sales charge	Per incident - redemption of units	6% of premium withdrawn for year 0
6% of premium withdrawn for year 1
5% of premium withdrawn for year 2
0% of premium withdrawn for year 3 or more

Transfer Fee	Per incident - redemption of units	$25 for each transfer after the twelfth transfer in a contract year.

Redemption Fee	Per incident - redemption of units	Imposed by respective Fund manager.

6. CHARGES AND FEES (Continued)

Investor Choice Investor Series
Charge	When Charge Is Deducted	Amount Deducted

Asset-Based Insurance Charges:
Investor Choice Investor Series — B Class	Daily - reduction of unit values	1.25%, 1.15%, 1.20%, 1.40% annually depending on the sub account
Investor Choice Investor Series — C Class	Daily - reduction of unit values	1.60%, 1.50%, 1.55%, 1.75% annually depending on the sub account
Investor Choice Investor Series — L Class	Daily - reduction of unit values	1.45%, 1.35%, 1.40%, 1.60% annually depending on the sub account
Investor Choice Investor Series — XC Class	Daily - reduction of unit values	1.65%, 1.55%, 1.60%, 1.80% annually depending on the sub account

Contract Charges:
Contract Maintenance Charge	Annually - redemption of units	$50 at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals is less than
$50,000. Charge applies to all product classes.

Guaranteed Minimum Income Benefit (“GMIB”)	Quarterly - redemption of units	0.50% of the contract value at the end of each calendar quarter based on the GMIB benefit base as of the last business day of each month within the calendar quarter. A pro rata amount of this fee upon termination of the rider. Charge applies to all product classes.

Guaranteed Minimum Withdrawal Benefit (“GMWB”)	Quarterly - redemption of units	0.75% of the contract value at the end of each calendar quarter based on the GMWB benefit base as of the last business day of each month within the calendar quarter. A pro rata amount of this fee upon termination of the rider. Charge applies to all product classes.

Guaranteed Minimum Death Benefit (“GMDB”) Options

- Return of Premium	Quarterly - redemption of units	0.15% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.
- Maximum Anniversary Value (MAV)	Quarterly - redemption of units	0.25% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.
- Roll-Up (currently not available)	Quarterly - redemption of units	0.50% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.
- Greater of Maximum Anniversary Value and Roll-Up	Quarterly - redemption of units	0.55% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.
0.25% of the ADB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon
Additional Death Benefit (“ADB”)	Quarterly - redemption of units	termination of the rider. Charge applies to all product classes.
Contingent Deferred Sales Charges	Per incident - redemption of units
based on percentage of premium
withdrawn.

B Class L Class C Class XC Class
0 years 7% 6% 2% 8%
1 year 6% 5% 0% 8%
2 years 5% 4% 0% 7%
3years 4% 3% 0% 7%
4 years 3% 0% 0% 6%
5 years 2% 0% 0% 6%
6 years 1% 0% 0% 5%
7 years 0% 0% 0% 4%
8years 0% 0% 0% 3%
9 years 0% 0% 0% 0%

$25 for each transfer after the twelfth transfer in a contract year.
Transfer Fee	Per incident - redemption of units	Charge applies to all product classes.

Redemption Fee	Per incident - redemption of units	Imposed by respective Fund manager. Charge applies to all product classes.

7. UNITS ISSUED AND REDEEMED
Units issued and redeemed during 2007 and 2006 were as follows:

					BlackRock Mid Cap		BlackRock	BlackRock	BlackRock
	BlackRock Equity	BlackRock Global	BlackRock International	BlackRock Short-Term	Value Opportunities	BlackRock Small	Balanced Capital	Basic Value	Total Return
(In thousands)	Dividend Portfolio	SmallCap Portfolio	Index Portfolio	Bond Portfolio	Portfolio	Cap Index Portfolio	V.I. Fund	V.I. Fund	V.I. Fund
Outstanding at January 1, 2006	38	95	82	525	31	50	3,100	23,043	25,322
Activity during 2006:
Issued	62	129	89	1,652	38	29	—	149	1,362
Redeemed	(8)	(12)	(58)	(1,995)	(7)	(10)	(567)	(5,406)	(6,995)

Outstanding at December 31, 2006	92	212	113	182	62	69	2,533	17,786	19,689
Activity during 2007:
Issued	94	56	52	149	12	12	—	3,452	3,192
Redeemed	(186)	(268)	(165)	(331)	(74)	(81)	(503)	(5,613)	(6,947)

Outstanding at December 31, 2007	—	—	—	—	—	—	2,030	15,625	15,934

		BlackRock			BlackRock		BlackRock S&P	BlackRock	BlackRock
	BlackRock Money	Fundamental Growth	BlackRock Global	BlackRock Global	Government Income	BlackRock High	500 Index V.I.	International	Large Cap Core
(In thousands)	Market V.I. Fund	V.I. Fund	Allocation V.I. Fund	Growth V.I. Fund	V.I. Fund	Income V.I. Fund	Fund	Value V.I. Fund	V.I. Fund
Outstanding at January 1, 2006	17,556	18,151	24,939	3,894	16,481	9,878	16,705	17,903	14,791
Activity during 2006:
Issued	17,062	584	1,439	570	5,883	84	1,750	676	916
Redeemed	(16,328)	(7,578)	(2,805)	(649)	(3,305)	(1,922)	(4,454)	(2,731)	(2,272)

Outstanding at December 31, 2006	18,290	11,157	23,573	3,815	19,059	8,040	14,001	15,848	13,435
Activity during 2007:
Issued	16,202	4,710	2,236	561	3,022	31	4,276	245	290
Redeemed	(17,402)	(2,919)	(3,314)	(621)	(9,506)	(2,097)	(6,427)	(4,151)	(2,414)

Outstanding at December 31, 2007	17,090	12,948	22,495	3,755	12,575	5,974	11,850	11,942	11,311

7. UNITS ISSUED AND REDEEMED (Continued)

	BlackRock Large		BlackRock Utilities &	BlackRock Value			AIM V.I.	AIM V.I. Mid
	Cap Growth V.I.	BlackRock Large	Telecommunications V.I.	Opportunities V.I.	AIM V.I. Basic	AIM V.I. Capital	International	Cap Core Equity	AIM V.I. Core
(In thousands)	Fund	Cap Value V.I.Fund	Fund	Fund	Value Fund	Appreciation Fund	Growth Fund	Fund	Equity Fund
Outstanding at January 1, 2006	16,112	9,743	1,460	9,190	42	6,446	3,431	85	—
Activity during 2006:
Issued	2,317	2,825	2	214	29	9	174	79	12,857
Redeemed	(2,226)	(3,338)	(224)	(1,877)	(21)	(1,270)	(1,753)	(7)	(2,379)

Outstanding at December 31, 2006	16,203	9,230	1,238	7,527	50	5,185	1,852	157	10,478
Activity during 2007:
Issued	637	376	—	53	22	—	204	73	386
Redeemed	(2,699)	(2,132)	(297)	(1,666)	(39)	(1,233)	(635)	(19)	(2,614)

Outstanding at December 31, 2007	14,141	7,474	941	5,914	33	3,952	1,421	211	8,250

								American
		AllianceBernstein	AllianceBernstein VPS	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein	Century VP	American
	AIM V.I. Premier	VPS Global	Growth and Income	VPS International	VPS Large Cap	VPS Small/Mid Cap	VPS Value	International	Century VP
(In thousands)	Equity Fund	Technology Portfolio	Portfolio	Value Portolio	Growth Portfolio	Value Portfolio	Portfolio	Fund	Ultra® Fund
Outstanding at January 1, 2006	9,913	566	4,686	—	17,389	946	26	5,604	1,778
Activity during 2006:
Issued	1,293	102	821	—	349	1,586	24	468	405
Redeemed	(11,206)	(167)	(3,592)	—	(4,218)	(722)	(3)	(969)	(1,007)

Outstanding at December 31, 2006	—	501	1,915	—	13,520	1,810	47	5,103	1,176
Activity during 2007:
Issued	—	356	615	209	4,635	646	216	1,517	2,680
Redeemed	—	(256)	(497)	(8)	(7,537)	(1,725)	(36)	(903)	(2,182)

Outstanding at December 31, 2007	—	601	2,033	201	10,618	731	227	5,717	1,674

7. UNITS ISSUED AND REDEEMED (Continued)

									Eaton Vance
	American Funds							Dreyfus VIF	VT Floating-
	Asset Allocation	American Funds	American Funds Growth	American Funds	American Funds	Cohen & Steers VIF	Davis Value	Appreciation	Rate Income
(In thousands)	Fund	Bond Fund	Fund	Growth-Income Fund	International Fund	Realty Fund, Inc.	Portfolio	Portfolio	Fund
Outstanding at January 1, 2006	510	1,113	2,627	718	1,187	548	18,725	1,421	769
Activity during 2006:
Issued	296	3,058	3,987	714	2,435	553	7,549	2,280	1,887
Redeemed	(42)	(76)	(595)	(50)	(291)	(123)	(5,456)	(1,805)	(554)

Outstanding at December 31, 2006	764	4,095	6,019	1,382	3,331	978	20,818	1,896	2,102
Activity during 2007:
Issued	668	3,505	3,216	978	2,391	614	—	1,954	1,309
Redeemed	(136)	(1,582)	(3,700)	(255)	(298)	(674)	(7,540)	(1,262)	(3,196)

Outstanding at December 31, 2007	1,296	6,018	5,535	2,105	5,424	918	13,278	2,588	215

								Oppenheimer
	Eaton Vance VT				Janus Aspen Mid			Capital	Oppenheimer
	Large-Cap Value	Federated Capital	Federated Kaufmann Fund	Janus Aspen Forty	Cap Growth	MFS® Emerging	OpCap Renaissance	Appreciation	Main Street
(In thousands)	Fund	Appreciation Fund II	II	Portfolio	Portfolio	Growth Series	Portfolio	Fund/VA	Fund®/VA
Outstanding at January 1, 2006	—	155	1,164	—	—	9,385	612	73	37
Activity during 2006:
Issued	—	48	496	—	—	611	17	47	14
Redeemed	—	(66)	(321)	—	—	(2,944)	(231)	(8)	(3)

Outstanding at December 31, 2006	—	137	1,339	—	—	7,052	398	112	48
Activity during 2007:
Issued	1,981	4,658	2,133	7,331	1,245	—	3	70	39
Redeemed	(18)	(157)	(1,011)	(1,589)	(10)	(1,873)	(124)	(34)	(8)

Outstanding at December 31, 2007	1,963	4,638	2,461	5,742	1,235	5,179	277	148	79

7. UNITS ISSUED AND REDEEMED (Continued)

		PIMCO VIT
	Oppenheimer Main	Commodity				Pioneer Emerging		Pioneer High	Pioneer Small
	Street Small Cap	RealReturn Strategy	PIMCO VIT Low	PIMCO VIT Real	PIMCO VIT Total	Markets VCT	Pioneer Fund VCT	Yield VCT	Cap Value VCT
(In thousands)	Fund®/VA	Portfolio	Duration Portfolio	Return Portfolio	Return Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Outstanding at January 1, 2006	248	770	—	227	32,271	—	885	197	31
Activity during 2006:
Issued	750	898	—	184	7,227	88	3,111	96	23
Redeemed	(906)	(140)	—	(42)	(9,209)	—	(705)	(138)	(3)

Outstanding at December 31, 2006	92	1,528	—	369	30,289	88	3,291	155	51
Activity during 2007:
Issued	124	1,228	461	2,991	13,152	222	1,442	116	60
Redeemed	(20)	(495)	(250)	(147)	(9,258)	(47)	(4,665)	(56)	(28)

Outstanding at December 31, 2007	196	2,261	211	3,213	34,183	263	68	215	83

								Roszel/Lord	Roszel/Lord
	Premier VIT NFJ	Roszel/Allianz CCM	Roszel/Allianz NFJ		Roszel/JPMorgan	Roszel/JPMorgan		Abbett Bond	Abbett Mid
	Dividend Value	Capital Appreciation	Small Cap Value	Roszel/Delaware	Multi-Cap Market	Small Cap Growth	Roszel/Lord Abbett	Debenture	Cap Value
(In thousands)	Portfolio	Portfolio	Portfolio	Trend Portfolio	Neutral Portfolio	Portfolio	Affiliated Portfolio	Portfolio	Portfolio
Outstanding at January 1, 2006	—	10,301	6,518	2,506	—	5,962	2,651	901	10,571
Activity during 2006:
Issued	—	1,353	588	138	1,466	270	1,427	235	879
Redeemed	—	(1,917)	(1,733)	(658)	(25)	(1,245)	(516)	(172)	(2,302)

Outstanding at December 31, 2006	—	9,737	5,373	1,986	1,441	4,987	3,562	964	9,148
Activity during 2007:
Issued	153	—	252	85	737	45	2,053	217	1,425
Redeemed	(19)	(2,090)	(1,499)	(527)	(2,178)	(1,263)	(1,957)	(282)	(3,282)

Outstanding at December 31, 2007	134	7,647	4,126	1,544	—	3,769	3,658	899	7,291

7. UNITS ISSUED AND REDEEMED (Continued)

	Roszel/Marsico	Roszel/Seligman					Van Kampen	Wanger	Wanger U.S.
	Large Cap Growth	Mid Cap Growth	Seligman Smaller-Cap	Templeton Foreign	Templeton Growth	Van Kampen	Strategic Growth	International	Smaller
(In thousands)	Portfolio	Portfolio	Value Portfolio	Securities Fund	Securities Fund	Comstock Portfolio	Portfolio	Small Cap	Companies
Outstanding at January 1, 2006	—	4,048	1,136	280	565	7,088	2,156	—	482
Activity during 2006:
Issued	78	170	34	238	336	4,441	97	—	1,324
Redeemed	(1)	(1,026)	(335)	(47)	(588)	(5,282)	(605)	—	(60)

Outstanding at December 31, 2006	77	3,192	835	471	313	6,247	1,648	—	1,746
Activity during 2007:
Issued	5,799	206	6	241	114	3,015	—	385	1,108
Redeemed	(387)	(748)	(256)	(68)	(23)	(4,791)	(534)	(46)	(2,557)

Outstanding at December 31, 2007	5,489	2,650	585	644	404	4,471	1,114	339	297

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Merrill Lynch Life Insurance Company
We have audited the accompanying statement of assets and liabilities of the investment division disclosed in Note 1 which comprises the Merrill Lynch Life Variable Annuity Separate Account B (the “Account”), as of December 31, 2007, and the related statement of operations and changes in net assets for the period ended December 31, 2007. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Merrill Lynch Life Variable Annuity Separate Account B for each of the periods presented through December 31, 2006, were audited by other auditors whose report dated March 30, 2007, expressed an unqualified opinion on those financial statements.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2007, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the 2007 financial statements referred to above present fairly, in all material respects, the financial position of the investment division comprising the Merrill Lynch Life Variable Annuity Separate Account B at December 31, 2007, and the results of its operations and changes in net assets for the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 28, 2008

S-1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors
Merrill Lynch Life Insurance Company
We have audited the statements of operations and changes in net assets of each of the investment divisions disclosed in Note 1 which comprise the Merrill Lynch Life Variable Annuity Separate Account B (the “Account”) for the period ended December 31, 2006. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements present fairly, in all material respects, the results of operations and changes in net assets of each of the investment divisions constituting the Merrill Lynch Life Variable Annuity Separate Account B for the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.
/s/ Deloitte & Touche LLP
New York, New York
March 30, 2007

S-2

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2007

Division Investing In

BlackRock
Money Market
(In thousands, except unit value)	V.I. Fund
Assets
BlackRock Money Market V.I. Fund, 4,952 shares (Cost $4,952)	$4,952

Total Assets	$4,952

Net Assets
Accumulation Units	$4,952

Units Outstanding (Note 7)	307

Unit Value	$16.15

See accompanying notes to financial statements.

S-3

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2007

Division Investing In

BlackRock
Money Market
(In thousands)	V.I. Fund
Investment Income:
Ordinary Dividends (Note 2)	$278

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(38)

Net Investment Income	240

Net Increase in Net Assets
Resulting from Operations	240

Contract Transactions:
Contract Owner Withdrawals	(39,073)
Transfers In (Note 3)	37,453
Contract Charges (Note 6)	(2)

Net Decrease in Net Assets
Resulting from Contract Transactions	(1,622)

Total Decrease in Net Assets	(1,382)
Net Assets, Beginning of Period	6,334

Net Assets, End of Period	$4,952

See accompanying notes to financial statements.

S-4

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

Division Investing In

BlackRock
Money Market
(In thousands)	V.I. Fund a
Investment Income:
Ordinary Dividends (Note 2)	$283

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(41)

Net Investment Income	242

Net Increase in Net Assets
Resulting from Operations	242

Contract Transactions:
Contract Owner Withdrawals	(43,514)
Transfers In (Note 3)	43,471
Contract Charges (Note 6)	(3)

Net Decrease in Net Assets
Resulting from Contract Transactions	(46)

Total Increase in Net Assets	196
Net Assets, Beginning of Period	6,138

Net Assets, End of Period	$6,334

a   Formerly Mercury Domestic Money Market V.I. Fund. Change effective September 30, 2006.
See accompanying notes to financial statements.

S-5

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
1.	ORGANIZATION

Merrill Lynch Life Variable Annuity Separate Account B (“Separate Account B”), a separate account of Merrill Lynch Life Insurance Company (“MLLIC”), was established to support MLLIC’s operations with respect to certain variable annuity contracts (“Contracts”). Separate Account B is governed by Arkansas State Insurance Law. MLLIC is an indirect wholly owned subsidiary of AEGON USA, Inc. (“AUSA”).

On December 28, 2007 (the “Acquisition Date”), MLLIC and its affiliate, ML Life Insurance Company of New York were acquired by AUSA for $1.12 billion and $0.13 billion, respectively for a total price for both entities of $1.25 billion. AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 10 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of one investment division. The investment division invests in the shares of the BlackRock Money Market V.I. Fund.

The assets of Separate Account B are registered in the name of MLLIC. Separate Account B’s assets are not chargeable with liabilities arising out of any other business MLLIC may conduct.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Financial Statements included herein have been prepared in accordance with U.S. generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of Financial Statements in conformity with the U.S. generally accepted accounting principles requires management to make estimates and assumptions regarding matters that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Separate Account B’s Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
•	Investments of the investment division are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.

•	Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.

•	All premiums and contract owner withdrawals are applied as described in the prospectus.

•	Accumulation units are units of measure used to determine the value of an interest in the Division during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for the Division as of the close of trading on each day the New York Stock Exchange is open.
The change in net assets accumulated in Separate Account B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

S-6

The operations of Separate Account B are included in the Federal income tax return of MLLIC. Under the provisions of the Contracts, MLLIC has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, MLLIC pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, MLLIC retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3.	TRANSFERS IN

Transfers in include transfers from the investment divisions of MLLIC Variable Annuity Separate Account A.

4.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

(In thousands)	Purchases	Sales
BlackRock Money Market V.I. Fund	$1,453	$2,834
5.	UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:

Investment income ratio:

The investment income ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investments divisions invest.

Expense ratio:

The expense ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return:

Total return includes changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

S-7

BlackRock Money Market V.I. Fund

			Net Assets	Investment	Expense	Total
	Units (000’s)	Unit Value	(000’s)	Income Ratio	Ratio	Return

December 31,
2007	307	$16.15	$4,952	4.70%	0.65%	4.12%
2006	409	15.50	6,334	4.49	0.65	3.81
2005	411	14.93	6,138	2.65	0.65	1.98
2004	423	14.63	6,191	0.91	0.65	-0.48
2003	462	14.59	6,741	0.65	0.65	-0.21
6.	CHARGES AND FEES

The following table is a listing of all expenses charged to the separate account. Mortality and expense, rider and administrative charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

Charge	When Charge Is Deducted	Amount Deducted
Asset-Based Insurance Charges:
Mortality and expense charge	Daily — reduction of unit values	0.65% annually

Contract Charges:
Contract maintenance charge	Annually — redemption of units	$40 at the end of each contract year if the contract value is less than $50,000 and upon surrender if other than on the contract anniversary.

Estate enhancer charge provides coverage in addition to that provided by the death benefit	Annually — redemption of units	0.25% of the average contract value at the end of each of the prior four contract quarters and a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.
7.	UNITS ISSUED AND REDEEMED

Units issued and redeemed by Separate Account B during 2007 and 2006 were as follows:

BlackRock
Money Market
(In thousands)	V.I. Fund
Outstanding at January 1, 2006	411
Activity during 2006:
Issued	209
Redeemed	(211)

Outstanding at December 31, 2006	409
Activity during 2007:
Issued	75
Redeemed	(177)

Outstanding at December 31, 2007	307

S-8

[Ernst & Young LLP]
Report of Independent Registered Public Accounting Firm
The Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying balance sheet of Merrill Lynch Life Insurance Company (the Company) as of December 31, 2007, and the related statements of earnings, comprehensive income, stockholder’s equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financials statements based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company at December 31, 2007, and the results of its operations and its cash flows for the year then ended, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 14, 2008

[Deloitte & Touche LLP]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the “Company”) as of December 31, 2006, and the related statements of earnings, comprehensive income, stockholder’s equity, and cash flows for each of the two years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company as of December 31, 2006, and the results of its operations and it cash flows for each of the two years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.
/s/ Deloitte & Touche LLP
New York, New York
March 2, 2007

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Balance Sheets

	Successor	Predecessor
	December 31,	December 31,
(dollars in thousands)	2007	2006
ASSETS

Investments
Fixed maturity available-for-sale securities, at estimated fair value	$1,411,730	$1,570,383
Equity available-for-sale securities, at estimated fair value	37,182	72,728
Limited partnerships	18,785	11,417
Policy loans on insurance contracts	948,625	968,874

	2,416,322	2,623,402

Cash and Cash Equivalents	158,633	230,586

Accrued Investment Income	39,626	47,548

Deferred Policy Acquisition Costs	—	285,648

Deferred Sales Inducements	—	20,606

Value of Business Acquired	574,950	—

Other Intangibles	74,930	—

Goodwill	156,880	—

Federal Income Taxes — Current	6,641	—

Federal Income Taxes — Deferred	2,031	—

Reinsurance Receivables	5,440	10,522

Receivables from Securities Sold	—	23,921

Other Assets	40,741	49,241

Separate Accounts Assets	11,232,996	11,330,397

Total Assets	$14,709,190	$14,621,871

See Notes to Financial Statements.	(Continued)

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Balance Sheets

	Successor	Predecessor
	December 31,	December 31,
(dollars in thousands, except common stock par value and shares)	2007	2006
LIABILITIES
Policyholder Liabilities and Accruals
Policyholder account balances	$1,900,837	$2,047,973
Future policy benefits	396,760	408,681
Claims and claims settlement expenses	42,405	42,426

	2,340,002	2,499,080

Other Policyholder Funds	4,703	6,973

Federal Income Taxes — Current	—	16,295

Federal Income Taxes — Deferred	—	2,846

Payables for Securities Purchased	1,399	40,319

Affiliated Payables — Net	—	9,982

Unearned Policy Charge Revenue	—	35,545

Other Liabilities	10,954	11,398

Separate Accounts Liabilities	11,232,996	11,330,397

Total Liabilities	13,590,054	13,952,835

STOCKHOLDER’S EQUITY
Common stock ($10 par value; authorized: 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,116,636	397,324
Accumulated other comprehensive loss, net of taxes	—	(10,233)
Retained earnings	—	279,445

Total Stockholder’s Equity	1,119,136	669,036

Total Liabilities and Stockholder’s Equity	$14,709,190	$14,621,871

See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Earnings

	Predecessor	Predecessor	Predecessor
	For the Years Ended December 31,
(dollars in thousands)	2007	2006	2005
Net Revenues
Policy charge revenue	$267,586	$264,669	$304,848
Net investment income	136,416	142,617	147,730
Net realized investment gains	2,055	1,236	2,622

Total Net Revenues	406,057	408,522	455,200

Benefits and Expenses
Interest credited to policyholder liabilities	93,978	101,837	106,444
Policy benefits (net of reinsurance recoveries: 2007 - $15,311; 2006 - $14,536; 2005 - $17,706)	42,286	39,158	47,270
Reinsurance premium ceded	28,292	26,919	26,322
Amortization of deferred policy acquisition costs	22,064	42,337	126,281
Insurance expenses and taxes	59,846	59,248	59,396

Total Benefits and Expenses	246,466	269,499	365,713

Earnings Before Federal Income Taxes	159,591	139,023	89,487

Federal Income Tax Expense (Benefit)
Current	37,982	40,293	32,083
Deferred	11,090	3,993	(9,960)

Total Federal Income Tax Expense	49,072	44,286	22,123

Net Earnings	$110,519	$94,737	$67,364

See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Comprehensive Income

	Predecessor	Predecessor	Predecessor
	For the Years Ended December 31,
(dollars in thousands)	2007	2006	2005
Net Earnings	$110,519	$94,737	$67,364

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities:
Net unrealized holding gains (losses) arising during the period	4,072	1,403	(48,849)
Reclassification adjustment for (gains) losses included in net earnings	56	(524)	(2,851)

	4,128	879	(51,700)

Adjustments for policyholder liabilities	(4,795)	1,377	11,704
Adjustments for deferred federal income taxes	233	(790)	13,999

	(4,562)	587	25,703

Total other comprehensive income (loss), net of taxes	(434)	1,466	(25,997)

Comprehensive Income	$110,085	$96,203	$41,367

See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Stockholder’s Equity

			Accumulated
		Additonal	other		Total
	Common	paid-in	comprehensive	Retained	stockholder’s
(dollars in thousands)	stock	capital	income (loss)	earnings	equity
Balance, January 1, 2005 (Predecessor)	$2,500	397,324	14,298	297,344	711,466

Net earnings				67,364	67,364

Other comprehensive loss, net of taxes			(25,997)		(25,997)

Balance, December 31, 2005 (Predecessor)	2,500	397,324	(11,699)	364,708	752,833

Net earnings				94,737	94,737

Cash dividend paid to Merrill Lynch Insurance Group, Inc.				(180,000)	(180,000)

Other comprehensive income, net of taxes			1,466		1,466

Balance, December 31, 2006 (Predecessor)	2,500	397,324	(10,233)	279,445	669,036

Net earnings				110,519	110,519

Cash dividend paid to Merrill Lynch Insurance Group, Inc.				(193,731)	(193,731)

Other comprehensive loss, net of taxes			(434)		(434)

Balance, at date of acquisition (Predecesor)	2,500	397,324	(10,667)	196,233	585,390

Effect of pushdown accounting of AEGON USA, Inc.’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired (see Note 3)		719,312	10,667	(196,233)	533,746

Balance, December 31, 2007 (Successor)	$2,500	$1,116,636	$—	$—	$1,119,136

See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Cash Flows

	Predecessor	Predecessor	Predecessor
	For the Years Ended December 31,
(dollars in thousands)	2007	2006	2005
Cash Flows From Operating Activities:
Net earnings	$110,519	$94,737	$67,364
Noncash items included in earnings:
Amortization of deferred policy acquisition costs	22,064	42,337	126,281
Capitalization of policy acquisition costs	(31,206)	(31,796)	(29,954)
Amortization of deferred sales inducements	2,294	944	352
Capitalization of sales inducements	(14,294)	(13,252)	(8,650)
Accretion (amortization) of unearned policy charge revenue	1,941	(10,357)	(68,309)
Capitalization of unearned policy charge revenue	291	298	1,692
Amortization of investments	3,008	7,350	9,476
Limited partnership asset distributions	(610)	—	—
Interest credited to policyholder liabilities	93,978	101,837	106,444
Change in guaranteed benefit liabilities	(4,034)	(2,218)	1,797
Deferred federal income tax expense (benefit)	11,090	3,993	(9,960)
(Increase) decrease in operating assets:
Trading account securities	—	28,148	642
Accrued investment income	7,922	4,918	5,180
All other assets — net	2,603	(11,675)	(2,459)
Increase (decrease) in operating liabilities:
Claims and claims settlement expenses	(21)	11,279	(3,998)
Other policyholder funds	(2,270)	5,025	(5,276)
All other liabilities — net	(26,874)	10,907	(4,170)
Other operating activities:
Net realized investment gains	(2,055)	(1,236)	(2,622)

Net cash and cash equivalents provided by operating activities	174,346	241,239	183,830

Cash Flows From Investing Activities:
Proceeds from (payments for):
Sales of available-for-sale securities	262,046	390,637	369,222
Maturities of available-for-sale securities	295,271	160,863	191,749
Purchases of available-for-sale securities	(376,215)	(236,551)	(503,621)
Sales of limited partnerships	860	1,028	3,466
Purchases of limited partnerships	—	(250)	(2,349)
Policy loans on insurance contracts – net	20,249	23,269	37,893

Net cash and cash equivalents provided by investing activities	202,211	338,996	96,360

See Notes to Financial Statements.	(Continued)

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Cash Flows

	Predecessor	Predecessor	Predecessor
	For the Years Ended December 31,
(dollars in thousands)	2007	2006	2005
Cash Flows From Financing Activities:
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	$(193,731)	$(180,000)	$—
Policyholder deposits (excludes internal policy replacement deposits)	632,846	685,069	623,148
Policyholder withdrawals (including transfers from separate accounts	(887,625)	(911,037)	(911,222)

Net cash and cash equivalents used in financing activities	(448,510)	(405,968)	(288,074)

Net increase (decrease) in cash and cash equivalents	(71,953)	174,267	(7,884)

Cash and cash equivalents, beginning of year	230,586	56,319	64,203

Cash and cash equivalents, end of year	$158,633	$230,586	$56,319

Supplementary Disclosure of Cash Flow Information:
Cash paid for:
Federal income taxes	$60,918	$41,570	$38,127
Interest	501	494	332
See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Notes to Financial Statements
(Dollars in Thousands)
Note 1. Acquisition of Merrill Lynch Insurance Company by AEGON USA, Inc.
On December 28, 2007 (the “Acquisition Date”), Merrill Lynch Life Insurance Company (“MLLIC” or the “Company”) and its affiliate, ML Life Insurance Company of New York (“MLLICNY”) were acquired by AEGON USA, Inc. (“AUSA”) for $1.12 billion and $0.13 billion, respectively for a total price for both entities of $1.25 billion. AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 10 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. (“MLIG”), which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”). See Note 3 for additional information on the purchase price and goodwill related to this transaction.
Note 2. Summary of Significant Accounting Policies
Description of Business
The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated (“MLPF&S”), a wholly owned broker-dealer subsidiary of ML&Co.
Basis of Reporting
The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting practices (“SAP”). The significant accounting policies and related judgments underlying the Company’s Financial Statements are summarized below.
On December 28, 2007, AUSA completed the acquisition of MLLIC and its affiliate MLLICNY. In accordance with Statement of Financial Accounting Standard (“SFAS”) No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangibles, the acquisition is being accounted for by AUSA using the purchase method of accounting, which requires the assets and liabilities of the Company to be identified and measured at their estimated fair values as of the Acquisition Date. The estimated fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the Acquisition Date becomes available.
In addition, as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by AUSA to the acquired assets and liabilities associated with the Company has been “pushed down” to the financial statements of the Company, thereby establishing a new basis of accounting. As a result, the Company follows AUSA’s accounting policies subsequent to the Acquisition Date. This new basis of accounting is referred to as the “successor basis”, while the historical basis of accounting is referred to as the “predecessor basis’’. In general, Balance Sheet amounts at December 31, 2007 are representative of the successor basis of accounting while Statements of Earnings, Comprehensive Income, and Cash Flows amounts for 2007 are representative of the predecessor basis of accounting. Financial Statements included herein for periods prior and subsequent to the Acquisition Date are labeled “Predecessor” and “Successor”, respectively. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company has utilized December 31, 2007 as the Acquisition Date herein.
Certain amounts in the predecessor financial statements have been reclassified to conform to the presentation of the successor and the current year presentation.
Accounting Estimates and Assumptions

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, goodwill, value of business acquired, other intangible assets, insurance and investment contract liabilities, income taxes and potential effects of resolved litigated matters.
Revenue Recognition

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.
Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned. The Company does not currently manufacture variable life insurance contracts.
Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.
Investments

The Company’s investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive loss, net of taxes. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary. Unrealized gains and losses on trading account securities are included in net realized investment gains. During the first quarter 2006 the Company liquidated its trading portfolio.
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, rating agency announcements, or news wire services) and the Company’s ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.
For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Prior to December 28, 2007, realized gains and losses on the sale or maturity of investments were determined on the basis of specific identification. Subsequent to December 28, 2007, realized gains and losses on the sale or maturity of investments are determined on the FIFO basis. Investment transactions are recorded on the trade date.
Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor’s (or similar rating agency) rating lower than BBB-.
For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets.
Investments in limited partnerships are carried at cost. In accordance with push-down accounting, the original cost basis has been adjusted to reflect the estimated fair value. The Company has investments in three limited partnerships that are not publicly traded. Based on the review of the underlying investments of the partnerships, management has estimated the fair value of two of the partnerships as equal to its underlying equity share and the third partnership equal to zero. Prior to December 28, 2007, management had estimated the fair value of two of the partnerships as equal to cost and the third partnership equal to zero.
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. The estimated fair value of cash and cash equivalents approximates the carrying value.
Deferred Policy Acquisition Costs (“DAC”)

Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.
Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.
During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs.
As of December 31, 2007, the DAC balance was zero as a result of push-down accounting at the Acquisition Date.
Deferred Sales Inducements (“DSI”)

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.
The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings.
As of December 31, 2007, the DSI balance was zero as a result of push-down accounting at the Acquisition Date.
Value of Business Acquired (“VOBA”)

VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts inforce at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, separate account performance, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. This practice assumes that the expectations for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Since there were no events or circumstances to indicate that there may be any significant change in the fair value of net assets acquired on December 28, 2007, management did not perform an impairment test for VOBA.
Other Intangibles

Other intangible assets that were acquired at the Acquisition Date are a distribution agreement, a tradename and a non-compete agreement. The tradename and the non-compete are required to be amortized on a straight-line basis over their useful life of five years. The distribution intangible will be amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which is 30 years. The entire asset amount has been allocated to annuities. The carrying values of the intangibles will be reviewed periodically for indicators of impairment in value including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) the profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant business operation. If there was an indication of impairment, then the cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary. Since there were no events or circumstances to indicate that there may be any significant change in the fair value of net assets acquired on December 28, 2007, management did not perform an impairment test for the other intangibles.
Goodwill

Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Under SFAS No. 142, “Goodwill and Other Intangible Assets”, goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. When considered impaired, the carrying amounts are written down to fair value based primarily on discounted cash flows. Since there were no events or circumstances to indicate that there may be any significant change in the fair value of net assets acquired on December 28, 2007, management did not perform an impairment test for the acquired goodwill.
Separate Accounts

The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.
Policyholder Account Balances

The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

Interest-sensitive life products	4.00% - 4.85%
Interest-sensitive deferred annuities	1.60% - 6.80%
These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.
Future Policy Benefits

The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements. Interest rates used in establishing such liabilities are as follows:

	Successor	Predecessor
Interest rates used for liabilities	2.55% - 5.50%	3.00% - 11.00%
Claims and Claims Settlement Expenses

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.
Unearned Policy Charge Revenue (“UPCR”)

Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and accreted into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative accretion is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. The Company records a liability equal to the unaccreted balance of these policy charges on the Balance Sheets. The accretion of the UPCR is recorded as a component of policy charge revenue in the Statements of Earnings.
As of December 31, 2007, the UPCR balance was zero as a result of push-down accounting at the Acquisition Date.
Federal Income Taxes

The results of operations of the Company through December 28, 2007 were included in the consolidated Federal income tax return of ML&Co. The Company had entered into a tax-sharing agreement with ML&Co. whereby the Company calculated its current tax provision based on its operations and periodically remitted its current federal income tax liability to ML&Co. The tax-sharing agreement with ML&Co. was terminated on December 28, 2007. The Company has not entered into a new tax sharing agreement.
The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted.
For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by AUSA in connection with the purchase of the Company. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 3 and 7.
The Company is subject to taxes on premiums and is exempt from state income taxes in most states.
Recent Accounting Pronouncements

In December 2007, Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 141 (revised 2007), “Business Combinations” (“SFAS 141(R)”). This statement replaces SFAS No. 141, “Business Combinations” (“SFAS 141”) and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS 141(R) on January 1, 2009, and has not yet determined the effect of SFAS 141(R) on its Financial Statements.
In December 2007, the FASB issued SFAS No. 160, “Noncontrolling Interests in Consolidated Financial Statements” (“SFAS 160”). This statement amends Accounting Research Bulletin No. 51, “Consolidated Financial Statements” (“ARB 51”). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent’s equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent’s ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS 160 on January 1, 2009 and has not yet determined the effect of SFAS 160 on its Financial Statements.
In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. SFAS No. 159 permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. SFAS No. 159 is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007 provided that the entity makes that choice in the first 120 days of that fiscal year, has not yet issued financial statements for any interim period of the fiscal year of adoption, and also elects to apply the provisions of SFAS No. 157, Fair Value Measurements. Prior to the acquisition by AUSA, the Company early adopted SFAS No. 159 as of the first quarter 2007, but did not elect the fair value option for any of its existing assets or liabilities and therefore, the adoption did not have an impact on the Company’s Financial Statements. However, AUSA has not elected early adoption, and therefore as a result of the acquisition by AUSA and the resulting new basis of accounting, the Company will adopt SFAS No. 159 on January 1, 2008 and it is not expected to have a material impact on the Company’s Financial Statements.
On January 1, 2007, the Company adopted Statement of Position (“SOP”) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Since the Company’s practice of accounting for deferred acquisition costs, in connection with modifications or exchanges, substantially meets the provisions prescribed within SOP 05-1, the adoption of SOP 05-1 did not have a material impact on the Company’s Financial Statements.
In September 2006, the FASB issued SFAS No. 157 Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 with early adoption permitted, provided the entity has not yet issued financial statements for the fiscal year, including any interim periods. The provisions of SFAS No. 157 are to be applied prospectively. Prior to the acquisition by AUSA, the Company had early adopted SFAS No. 157 as of the first quarter 2007, which did not have a material impact on the Company’s Financial Statements. However, AUSA has not elected early adoption, and therefore as a result of the acquisition by AUSA and the resulting new basis of accounting, the Company will adopt SFAS No. 157 on January 1, 2008 and it is not expected to have a material impact on the Company’s Financial Statements.
In June 2006, the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company’s Financial Statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company adopted FIN 48 in the first quarter of 2007. The adoption of FIN 48 did not have an impact on the Company’s Financial Statements. As a result of the Company’s election for federal income tax purposes of Internal Revenue Code Section 338, the predecessor is responsible for any FIN 48 obligation that existed prior to the Acquisition Date.
Note 3. Purchase Price Allocation and Goodwill — Preliminary
On December 28, 2007, the Company and its affiliate, MLLICNY, were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. The allocation of the purchase price to the entities is based on their relative fair value. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company has utilized December 31, 2007 as the Acquisition Date.

In addition, on December 28, 2007, ML&Co. and AUSA entered into a transition services agreement whereby ML&Co. is to provide certain outsourced third-party services required for the normal operations of the business and other services necessary for the migration to AUSA’s infrastructure. These services may be provided for a period of up to two years.
The purchase price has been allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair value as of the Acquisition Date. The Company anticipates further refinement of the estimated fair values during the year as additional information relative to the fair values as of the Acquisition Date become available. Based upon AUSA’s method of attributing the purchase price to the entities acquired, refinements to the estimated fair values may result in changes to the purchase price of each of the entities. In no case will the adjustments extend beyond one year from the Acquisition Date.
In connection with the purchase of the Company discussed in Note 1, ML&Co. has agreed to make an additional payment to AUSA for the cost, if any, of making an election to determine policy acquisition costs to be capitalized for tax purposes without regard to the Company’s general expenses for its tax year ended December 31, 2008. If such a payment is made, it is not expected to have a material impact on any of the push-down accounting adjustments.
The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values at December 28, 2007, and the resulting goodwill, are presented below.

	Successor
Total Purchase Price		$1,249,974
Purchase price allocated to MLNY		130,838

Purchase price allocated to the Company		1,119,136

Net Assets acquired prior to purchase accounting adjustments	$585,390

Adjustments to reflect assets acquired at fair value:
Fixed maturity available-for-sale securities	(2,020)
Equity available-for-sale securities	(236)
Limited partnerships	8,601
Elimination of historical DAC	(294,790)
Elimination of historical DSI	(32,606)
VOBA	574,950
Value of distribution agreements acquired	53,280
Value of non-compete intangible acquired	12,420
Value of tradename intangible acquired	9,230
Reinsurance receivables	(3,828)
Other assets	(510)

Adjustments to reflect liabilities assumed at fair value:
Policyholder account balances	601
Future policy benefits	(1,584)
Federal income taxes — deferred	15,734
Elimination of historical UPCR	37,777
Other liabilities	(153)

Net Fair Value of Assets Acquired and Liabilities Assumed		962,256

Goodwill Resulting from the Acquisition		$156,880

The entire amount of goodwill is expected to be deductible for income tax purposes.
Other Intangible Assets

VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
The value of the distribution agreement reflects the estimated fair value of the Company’s distribution agreement acquired at the Acquisition Date. The value of the distribution agreement is based on actuarially determined projections of future sales during the term of the agreement. The distribution intangible will be amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which is 30 years.
The value of the tradename and the non-compete agreement reflects the estimated fair value of the tradename and the non-compete agreement at the Acquisition Date and will be amortized over the five year contractual agreement on a straight-line basis.
If actual experience under the distribution agreement, the tradename and the non-compete agreements differ from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.
For purposes of calculating the VOBA and other intangible assets relating to the Acquisition, management considered the Company’s weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 9% and 11% were used for VOBA for the life and annuity segments, respectively. A discount rate of 12% was used to value the distribution agreement, the tradename and the non-compete agreement intangible assets.
The fair values of VOBA and the distribution agreement, tradename, and the non-compete intangibles acquired at the Acquisition Date are as follows:

Successor
VOBA	$574,950
Value of distribution agreement acquired	53,280
Value of non-compete intangible acquired	12,420
Value of tradename intangible acquired	9,230

Total value of amortizable intangible assets acquired, excluding goodwill	$649,880

The estimated future amortization of VOBA and the distribution agreement, tradename, and the non-compete intangibles from 2008 to 2012 are as follows:

Successor
2008	$50,304
2009	$47,908
2010	$47,712
2011	$45,764
2012	$42,742
Note 4. Estimated Fair Value of Financial Instruments
Estimated Fair Value
As a result of the acquisition, all assets and liabilities acquired have been valued based on management’s best estimate of their fair value as of the Acquisition Date. See Note 2 for additional information regarding the determination of fair value.
Financial instruments are carried at fair value or amounts that approximate fair value. The carrying values of financial instruments at December 31, 2006 were:

Predecessor
2006
Assets:
Fixed maturity securities	$1,570,383
Equity securities	72,728
Limited partnerships	11,417
Policy loans on insurance contracts	968,874
Cash and cash equivalents	230,586
Separate accounts assets	11,330,397

Total assets	$14,184,385

Liabilities:
Policyholder account balances (1)	$2,047,973
Separate accounts liabilities	11,330,397

Total liabilities	$13,378,370

(1)	The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.
The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities at December 31 were:

Successor
2007
Estimated
Fair
Value (1)
Fixed maturity securities:
Corporate debt securities	$1,080,552
Mortgage-backed securities and other asset backed securities	208,582
U.S. Government and agencies	102,097
Foreign governments	18,790
Municipals	1,709

Total fixed maturity securities	$1,411,730

Equity securities:
Preferred stocks	$37,182

(1)	In accordance with push-down accounting, cost /amortized cost were equal to estimated fair value at December 31, 2007.

	Predecessor
	2006
	Cost/	Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturity securities:
Corporate debt securities	$1,424,640	$7,509	$22,568	$1,409,581
Mortgage-backed securities and other asset backed securities	91,956	226	376	91,806
U.S. Government and agencies	44,363	200	419	44,144
Foreign governments	21,281	321	648	20,954
Municipals	3,956	38	96	3,898

Total fixed maturity securities	$1,586,196	$8,294	$24,107	$1,570,383

Equity securities:
Preferred stocks	$70,021	$2,869	$162	$72,728

In accordance with push-down accounting implemented at December 28, 2007, there were no unrealized losses incurred at December 31, 2007. Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2006 were:

	Predecessor
	2006
	Less than 12 months		More than 12 Months		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Fixed maturity securities:
Corporate debt securities	$116,759	$1,074	$961,147	21,494	$1,077,906	$22,568
Foreign governments	62	—	17,844	648	17,906	648
U.S. Government and agencies	15,057	143	21,862	276	36,919	419
Mortgage-backed securities and other asset backed securities	5,555	15	14,886	361	20,441	376
Municipals	2,104	96	—	—	2,104	96

Equity securities:
Preferred stocks	17,408	134	483	28	17,891	162

Total temporarily impaired securities	$156,945	$1,462	$1,016,222	$22,807	$1,173,167	$24,269

Unrealized losses incurred during 2006 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. The Company had the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.
There were no recorded realized investment losses due to other-than-temporary declines in fair value of securities during 2007 and 2006. During 2005, the Company recorded realized investment losses due to other-than-temporary declines in fair value of $1,937.
The amortized cost and estimated fair value of fixed maturity securities at December 31 by expected maturity were:

Successor
2007
Estimated
Fair
Value (1)
Fixed maturity securities:
Due in one year or less	$342,031
Due after one year through five years	538,779
Due after five years through ten years	215,646
Due after ten years	106,692

1,203,148

Mortgage-backed securities and other asset backed securities	208,582

Total fixed maturity securities	$1,411,730

(1)	In accordance with push-down accounting, cost /amortized cost were equal to estimated fair value at December 31, 2007.

	Predecessor
	2006
		Estimated
	Amortized	Fair
	Cost	Value
Fixed maturity securities:
Due in one year or less	$288,695	$286,606
Due after one year through five years	827,644	813,813
Due after five years through ten years	284,352	283,360
Due after ten years	93,549	94,798

	1,494,240	1,478,577

Mortgage-backed securities and other asset backed securities	91,956	91,806

Total fixed maturity securities	$1,586,196	$1,570,383

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

Successor
2007
Estimated
Fair
Value (1)
AAA	$348,432
AA	222,623
A	468,078
BBB	360,156
Below investment grade	12,441

Total fixed maturity securities	$1,411,730

Investment grade	99%
Below investment grade	1%

(1)	In accordance with push-down accounting, cost /amortized cost were equal to estimated fair value at December 31, 2007.

	Predecessor
	2006
		Estimated
	Amortized	Fair
	Cost	Value
AAA	$260,478	$258,082
AA	307,490	303,167
A	533,715	527,398
BBB	467,182	464,259
Below investment grade	17,331	17,477
Total fixed maturity securities	$1,586,196	$1,570,383
Investment grade	99%	99%
Below investment grade	1%	1%
At December 31, 2007 and 2006, the carrying value of fixed maturity securities rated BBB- were $61,063 and $58,695, respectively, which is the lowest investment grade rating given by Standard and Poor’s.
The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

The components of net unrealized gains (losses) included in accumulated other comprehensive loss, net of taxes, at December 31, 2006 were as follows:

Predecessor
2006
Assets:
Fixed maturity securities	$(15,813)
Equity securities	2,707

(13,106)

Liabilities:
Policyholder account balances	2,636
Federal income taxes — deferred	(5,509)

(2,873)

Stockholder equity:
Accumulated other comprehensive loss, net of taxes	$(10,233)

As of December 31, 2007, accumulated other comprehensive loss, net of taxes was zero as a result of push-down accounting at the Acquisition Date.
Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Proceeds	$262,046	$390,637	$369,222
Gross realized investment gains	4,119	4,533	7,026
Gross realized investment losses	2,064	4,009	4,175
The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $152,277, $201,738 and $191,302 for the years ended December 31, 2007, 2006 and 2005, respectively.
During 2007, 2006 and 2005 the Company incurred realized investment losses in order to further diversify and match the duration of its invested assets to corresponding policyholder liabilities.
The Company had investment securities with a carrying value of $23,136 and $22,355 that were deposited with insurance regulatory authorities at December 31, 2007 and 2006, respectively.
Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income (loss) by source for the years ended December 31 was as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Fixed maturity securities	$72,597	$84,176	$91,754
Policy loans on insurance contracts	49,497	50,755	51,346
Cash and cash equivalents	9,976	6,030	2,673
Equity securities	3,593	4,739	4,313
Limited partnerships	3,223	15	483
Other	113	(149)	38

Gross investment income	138,999	145,566	150,607
Less investment expenses	(2,583)	(2,949)	(2,877)

Net investment income	$136,416	$142,617	$147,730

Net realized investment gains (losses) for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Fixed maturity securities	$1,727	$447	$2,854
Equity securities	328	77	(3)
Limited partnerships	—	—	(311)
Trading account securities	—	712	82

Net realized investment gains	$2,055	$1,236	$2,622

The Company maintained a trading portfolio comprised of convertible debt and equity securities that was liquidated in the first quarter 2006. The net unrealized holdings losses on trading account securities included in net realized investment gains were $1,012 at December 31, 2005.
Note 5. DAC, DSI and UPCR
DAC
The components of amortization of DAC for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Normal amortization — variable life and annuity insurance products	$48,575	$58,994	$44,415
Unlocking — variable life insurance products	(16,795)	1,055	55,492
Unlocking — variable annuity insurance products	(9,716)	(17,712)	26,374

Total amortization of DAC	$22,064	$42,337	$126,281

During 2007, the Company revised its mortality assumptions and historical claims relating to its variable life insurance products which were favorable as compared to expectations. In addition, the Company updated its DAC model to reflect actual market returns for its variable annuity products, which were favorable as compared to expectations, consistent with the application of the reversion to the mean approach. However, this amount was partially offset by unfavorable unlocking resulting from revised lapse assumptions relating to certain variable annuity products.
During 2006, the Company revised its reinsurance and mortality assumptions and historical claims relating to its variable universal life insurance product. In addition, the Company updated its DAC model to reflect actual market returns, which were favorable as compared to expectations, for its variable annuity products resulting in favorable unlocking, consistent with the application of the reversion to the mean approach.

During 2005, the Company lowered its future gross profit assumptions on certain variable life insurance and annuity products resulting from historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in UPCR accretion.
DSI
During 2005, the Company introduced a variable annuity product in which certain contracts contain sales inducements. The components of amortization of DSI for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Amortization	$(2,355)	$(1,884)	$(352)
Unlocking	61	940	—

Total amortization of DSI	$(2,294)	$(944)	$(352)

UPCR
The components of accretion (amortization) of UPCR for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Normal accretion — variable life insurance products	$2,874	$8,825	$400
Unlocking — variable life insurance products	(4,815)	1,532	67,909

Total accretion (amortization) of UPCR	$(1,941)	$10,357	$68,309

During 2007, the Company revised its mortality assumptions and historical claims relating to its variable universal life insurance product resulting in unfavorable unlocking. The decrease in normal UPCR accretion during 2007 is attributable to higher mortality as compared to 2006.
During 2006, the Company revised its reinsurance and mortality assumptions and historical claims for the current year on its variable universal life insurance product. The increase in normal UPCR accretion during 2006 is attributable to lower mortality as compared to 2005.
During 2005, the Company lowered its future gross profit assumptions on its variable life insurance product in connection to historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in DAC amortization.
As previously discussed in Note 2, as of December 31, 2007, the DAC, DSI and UPCR balances were zero as a result of push-down accounting at the Acquisition Date.
Note 6. Variable Contracts Containing Guaranteed Benefits
Variable Annuity Contracts Containing Guaranteed Benefits
The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company include a guaranteed minimum income benefit (“GMIB”) and a guaranteed minimum withdrawal benefit (“GMWB”). Information regarding the general characteristics of each guaranteed benefit type is provided below:
•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal. The Company began offering the GMWB benefit provision in the first quarter 2006.
The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

	Successor				Predecessor
	2007				2006
	GMDB	GMIB		GMWB	GMDB	GMIB		GMWB
Net amount at risk (1)	$612,749	$14,149		$1,866	$693,011	$1,906		$91

Average attained age of contract owners	68	60		71	68	59		71

Weighted average period remaining until expected annuitization	n/a	6.8	yrs	n/a	n/a	7.6	yrs	n/a

(1)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the balance sheet date.

Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the balance sheet date.

Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners’ account balance at the balance sheet date.
The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Earnings. The GMDB and GMIB liabilities are calculated in accordance with SOP 03-1 and are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.
The variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance at January 1, 2006 (Predecessor)	$106,209	$2,245

Guaranteed benefits incurred	28,405	(2,547)
Guaranteed benefits paid	(22,622)	—
Unlocking	(11,691)	1,007

Balance at December 31, 2006 (Predecessor)	100,301	705

Guaranteed benefits incurred	24,699	478
Guaranteed benefits paid	(16,902)	—
Unlocking	(22,390)	393
Push-down accounting adjustment (see Note 3)	(11,067)	(1,576)

Balance at December 31, 2007 (Successor)	$74,641	$—

During 2007 and 2006, the Company updated its market return assumptions resulting in favorable unlocking for GMDB liabilities.

The Company also records liabilities, which can be either positive or negative, for contracts containing GMWB provisions and for the reinsurance of GMIB provisions (“GMIB reinsurance”) for variable annuities based on the fair value of the underlying benefit. These liabilities are recorded as a component of future policy benefits in the Balance Sheets, with changes in the fair value recognized as a component of policy benefits in the Statement of Earnings. In accordance with SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (“FAS 133”), the GMWB provision is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the GMWB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. The GMIB reinsurance liability is considered a fair value item and is also valued in accordance with FAS 133. In general, the GMIB reinsurance liability represents the present value of future reinsurance deposits net of reinsurance recoverables less a provision for required profit.
The variable annuity GMWB and GMIB reinsurance liabilities for the years ended December 31 were as follows:

		GMIB
	GMWB	Reinsurance
Balance at December 31, 2006 (Predecessor)	$—	$5,077

Changes in fair value	13,865	(4,333)

Balance at December 31, 2007 (Successor)	$13,865	$744

At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

	Successor
	2007
				Money
	Equity	Bond	Balanced	Market	Other	Total
GMDB only	$3,404,287	984,755	717,798	215,326	8,142	$5,330,308
GMDB and GMIB	1,624,427	383,453	403,003	44,436	21,175	2,476,494
GMDB and GMWB	327,786	72,025	90,578	8,759	8,866	508,014
GMWB only	129,217	28,392	37,188	989	3,552	199,338
GMIB only	99,073	14,326	24,623	2,055	3,146	143,223
No guaranteed benefit	25,430	6,151	9,754	1,479	937	43,751

Total	$5,610,220	1,489,102	1,282,944	273,044	45,818	$8,701,128

	Predecessor
	2006
				Money
	Equity	Bond	Balanced	Market	Other	Total
GMDB only	$3,911,104	1,151,001	710,581	220,210	5,767	$5,998,663
GMDB and GMIB	1,564,167	392,969	302,442	55,578	17,947	2,333,103
GMDB and GMWB	120,914	28,925	32,371	3,527	4,759	190,496
GMWB only	58,397	15,615	17,273	1,916	2,292	95,493
GMIB only	64,012	11,195	13,824	848	2,679	92,558
No guaranteed benefit	15,838	4,464	5,429	2,010	687	28,428

Total	$5,734,432	1,604,169	1,081,920	284,089	34,131	$8,738,741

Variable Life Contracts Containing Guaranteed Benefits

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.
The Company records liabilities for contracts containing GMDB provisions as a component of future policy benefits. Changes in the GMDB liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company’s estimate of the likelihood of future GMDB claims.
The variable life GMDB liabilities for the years ended December 31 were as follows:

GMDB
Balance at January 1, 2006 (Predecessor)	$2,132

Guaranteed benefits incurred	154
Guaranteed benefits paid	—

Balance at December 31, 2006 (Predecessor)	2,286

Guaranteed benefits incurred	155
Guaranteed benefits paid	—
Push-down accounting adjustment (see Note 3)	(2,441)

Balance at December 31, 2007 (Successor)	$—

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	Successor	Predecessor
	2007	2006
Balanced	$999,501	$1,013,969
Equity	966,850	983,622
Bond	313,625	342,893
Money Market	251,892	251,172

Total	$2,531,868	$2,591,656

Note 7. Federal Income Taxes
The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate versus the reported provision for income taxes for the years ended December 31:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Provisions for income taxes computed at Federal statutory rate	$55,857	$48,658	$31,320
Decrease in income taxes resulting from:
Dividend received deduction	(4,783)	(3,657)	(8,615)
Foreign tax credit	(2,002)	(715)	(582)

Federal income tax provision	$49,072	$44,286	$22,123

Effective tax rate	31%	32%	25%
The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
DAC	$5,141	$(288)	$(29,060)
Deferred sales inducements	4,200	4,308	2,904
Policyholder account balances	3,149	(6,168)	(9,361)
Liability for guaranty fund assessments	100	275	93
Other	97	(387)	(3,497)
Investment adjustment	19	557	5,645
UPCR	(781)	3,521	23,316
Reinsurance adjustments	(835)	2,175	0

Deferred Federal income tax provision (benefit)	$11,090	$3,993	$(9,960)

Deferred tax assets and liabilities at December 31 were as follows:

	Successor	Predecessor
	2007	2006 (1)
Deferred tax assets:
DAC	$137,200	$—
Tax VOBA	10,358	—
Liability for guaranty fund assessments	2,031	2,102
Policyholder account balances	56,549	64,914
UPCR	—	12,440
Net unrealized investment loss on investment securities	—	5,510

Total deferred tax assets	206,138	84,966

Deferred tax liabilities:
Book VOBA	204,107	—
DAC	—	77,469
DSI	—	7,212
Reinsurance adjustments	—	2,175
Investment adjustments	—	791
Other	—	165

Total deferred tax liabilities	204,107	87,812

Net deferred tax asset (liability)	$2,031	$(2,846)

(1)	At December 28, 2007, all deferred tax assets and liabilities associated with the predecessor were adjusted to zero due to the Section 338 tax election made by AUSA. The Section 338 election caused the predecessor to treat the acquisition as a sale of its assets for Federal tax purposes which reversed all of the predecessor’s temporary differences.
The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007. The Company has analyzed all material tax positions under the provisions of FASB Interpretation No. 48, and has determined that there are no tax benefits that should not be recognized as of December 31, 2006 or as of December 31, 2007. There are no unrecognized tax benefits that would affect the effective tax rate. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.
The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company has recognized no such interest and penalties in its financial statements for the years ended December 31, 2007 and 2006.

The Company files a return in the U.S. Federal tax jurisdiction, and various state tax jurisdictions. As a result of the Company’s election for Federal income tax purposes of Internal Revenue Code Section 338, the predecessor is responsible for any FIN 48 obligations that existed prior to the Acquisition Date.
The Company will file a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. The Company has no valuation allowance related to its deferred tax assets as of December 31, 2007, and no change in valuation allowance since December 31, 2006. Management believes it is more likely than not that the Company or the affiliated consolidated group will generate sufficient taxable income in the appropriate carryforward periods to realize the benefit of its deferred tax assets.
Note 8. Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.
Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. As of December 31, 2007, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $602 that can be drawn upon for delinquent reinsurance recoverables.
At December 31, 2007 the Company had the following life insurance inforce:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net
Life insurance inforce	$9,381,082	$2,449,837	$954	$6,932,199	0.01%
The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer’s variable annuity contracts sold through the ML&Co. distribution system from January 1, 1997 to June 30, 2001.
In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2007, 52% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.
Note 9. Related Party Transactions
Prior to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company and MLIG were parties to a service agreement whereby MLIG agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement were reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $27,017, $29,692 and $33,127 for 2007, 2006 and 2005, respectively. Charges attributable to this agreement were included in insurance expenses and taxes, except for investment related expenses, which were included in net investment income. The Company was allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $501, $494 and $332 for 2007, 2006 and 2005, respectively. Intercompany interest was included in net investment income.
The Company had a general agency agreement with Merrill Lynch Life Agency Inc. (“MLLA”) whereby registered representatives of MLPF&S, who are the Company’s licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA was paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $61,916, $57,298 and $54,058 for

2007, 2006 and 2005, respectively. Certain commissions were capitalized as DAC and were being amortized in accordance with the accounting policy discussed in Note 2. Charges attributable to this agreement were included in insurance expenses and taxes, net of amounts capitalized.
Effective September 30, 2006, ML&Co. transferred the Merrill Lynch Investment Managers, L.P. (“MLIM”) investment management business to BlackRock, Inc. (“BlackRock”) in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, all previous investment management services performed by MLIM were merged into BlackRock. Prior to September 30, 2006, the Company and MLIM were parties to a service agreement whereby MLIM agreed to provide certain invested asset management services to the Company. The Company paid a fee to MLIM, for these services through the MLIG service agreement. Charges paid to MLIM through the first three quarters of 2006 and allocated to the Company by MLIG were $1,172. Charges for 2005 were $1,681.
MLIG had entered into agreements with i) Roszel Advisors, LLC (“Roszel”), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (“the Trust”) and ii) the former MLIM, now BlackRock, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, “the Funds”). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and the Funds through the Separate Accounts. Revenue attributable to these agreements are included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $2,560, $2,492 and $2,528 during 2007, 2006 and 2005, respectively. The Company received from MLIG its allocable share of such compensation from MLIM in the amount of $12,700 through the first three quarters of 2006. Compensation from MLIM for 2005 was $16,588.
Subsequent to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During the three day period from December 29, 2007 to December 31, 2007, no expenses were incurred under this agreement.
AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During the three day period from December 29, 2007 to December 31, 2007, no expenses were incurred under this agreement.
Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. During the three day period from December 29, 2007 to December 31, 2007, no expenses were incurred under this agreement.
While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.
Note 10. Stockholder’s Equity and Statutory Regulations
During 2007, the Company paid cash dividends of $193,731 to its former parent, MLIG, of which $41,560 were ordinary dividends. During 2006, the Company paid cash dividends of $180,000 to MLIG, of which $39,845 were ordinary dividends. During 2005, the Company did not pay a dividend.
Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. In addition, purchase accounting adjustments such as VOBA, goodwill, and other intangibles are not recognized on a statutory basis.
The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners (“NAIC”) statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

Statutory capital and surplus at December 31, 2007 and 2006 were $366,011 and $418,100, respectively. At December 31, 2007 and 2006, approximately $36,351 and $41,560, respectively, of stockholder’s equity was available for dividend distribution that does not require approval by the Arkansas Insurance Department.
The Company’s statutory net income for 2007, 2006, and 2005 was $108,791, $193,731 and $117,262, respectively.
The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. As of December 31, 2007 and 2006, based on the RBC formula, the Company’s total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.
Note 11. Commitments and Contingencies
State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2007 and 2006, the Company’s estimated liability for future guaranty fund assessments was $5,720 and $6,005, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.
In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.
Note 12. Segment Information
In reporting to management, the Company’s operating results are categorized into two business segments: Annuities and Life Insurance. The Company’s Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The Company’s Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The “Other” category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities. Subsequent to the Acquisition Date, management no longer considers “Other” a category for segment reporting purposes. It is impracticable to restate the prior period segment information as well as disclosing the information under both the old basis and the new basis of reporting. Therefore, the predecessor information is shown under the old basis, three segments – Annuities, Life Insurance and Other, while the successor information is shown under the new basis, two segments – Annuities and Life Insurance.
The following tables summarize each business segment’s contribution to consolidated earnings for the years ended December 31.

	Predecessor
	2007
		Life
	Annuities	Insurance	Other	Total
Policy charge revenue	$184,910	$82,676	$—	$267,586
Net interest spread (1)	14,121	13,991	14,326	42,438
Net realized investment gains	1,264	684	107	2,055

Net Revenues	200,295	97,351	14,433	312,079

Policy benefits	15,291	26,995	—	42,286
Reinsurance premiums ceded	6,127	22,165	—	28,292
Amortization of DAC	24,829	(2,765)	—	22,064
Insurance expenses and taxes	51,424	8,422	—	59,846

Net Benefits and Expenses	97,671	54,817	—	152,488

Earnings Before federal income taxes	102,624	42,534	14,433	159,591

Federal income tax expense	30,380	13,640	5,052	49,072

Net Earnings	$72,244	$28,894	$9,381	$110,519

(1)	Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

	Predecessor
	2006
		Life
	Annuities	Insurance	Other	Total
Policy charge revenue	$169,395	$95,274	$—	$264,669
Net interest spread (1)	16,208	14,759	9,813	40,780
Net realized investment gains (losses)	1,065	(633)	804	1,236

Net Revenues	186,668	109,400	10,617	306,685

Policy benefits	21,129	18,029	—	39,158
Reinsurance premiums ceded	5,988	20,931	—	26,919
Amortization of DAC	22,185	20,152	—	42,337
Insurance expenses and taxes	49,710	9,538	—	59,248

Net Benefits and Expenses	99,012	68,650	—	167,662

Earnings before federal income taxes	87,656	40,750	10,617	139,023

Federal income tax expense	27,639	12,931	3,716	44,286

Net Earnings	$60,017	$27,819	$6,901	$94,737

(1)	Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

	Predecessor
	2005
		Life
	Annuities	Insurance	Other	Total
Policy charge revenue	$152,818	$152,030	$—	$304,848
Net interest spread (1)	18,542	15,025	7,719	41,286
Net realized investment gains (losses)	3,371	(521)	(228)	2,622

Net Revenues	174,731	166,534	7,491	348,756

Policy benefits	26,463	20,807	—	47,270
Reinsurance premiums ceded	5,680	20,642	—	26,322
Amortization of DAC	58,263	68,018	—	126,281
Insurance expenses and taxes	50,669	8,727	—	59,396

Net Benefits and Expenses	141,075	118,194	—	259,269

Earnings before federal income taxes	33,656	48,340	7,491	89,487

Federal income tax expense	5,363	14,138	2,622	22,123

Net Earnings	$28,293	$34,202	$4,869	$67,364

(1)	Management considers investment income net of interest credited to policyholder liabilities in evaluating results.
The following tables represent select balance sheet information for the years ended December 31.

	Successor
	2007
		Life
	Annuities	Insurance	Total
Total assets	$10,120,795	$4,588,395	$14,709,190
Total policyholder liabilities and accruals	716,959	1,623,043	2,340,002

	Predecessor
	2006
		Life
	Annuities	Insurance	Other	Total
Total assets	$9,873,167	$4,479,664	$269,040	$14,621,871
Total policyholder liabilities and accruals	810,770	1,688,310	—	2,499,080
The following table summarizes the Company’s net revenues by contract type for the years ended December 31:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Annuities:
Variable annuities	$190,879	$176,988	$161,370
Interest-sensitive annuities	9,416	9,680	13,361

Total Annuities	200,295	186,668	174,731

Life Insurance:
Variable life	87,949	101,434	157,312
Interest-sensitive whole life	9,402	7,966	9,222

Total Life Insurance	97,351	109,400	166,534

Other	14,433	10,617	7,491

Net Revenues (1)	$312,079	$306,685	$348,756

(1)	Management considers investment income net of interest credited to policyholder liabilities in evaluating Net Revenues.
******

PART C
OTHER INFORMATION

Item 24.  Financial Statements And Exhibits

(a)	Financial Statements
(1)
Financial Statements of Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2007 and for the two years ended December 31, 2007 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)

(2)
Financial Statements of Merrill Lynch Life Variable Annuity Separate Account B as of December 31, 2007 and for the two years ended December 31, 2007 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)

(3)
Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 2007 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)

(b)	Exhibits
(1)
Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

	(2)	Not Applicable

(3)(a)
Form of Underwriting Agreement Between Merrill Lynch Life Insurance Company and Transamerica Capital, Inc. (Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, File No. 333-118362, Filed April 25, 2008.)

(b)
Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. (Incorporated by Reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 27, 2008.)

(c)
Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 27, 2008.)

(d)
Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.2 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K, File No. 33-26322, filed January 4, 2008.)

(4)(a)
Individual Variable Annuity Contract issued by Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(b)
Merrill Lynch Life Insurance Company Contingent Deferred Sales Charge Waiver Endorsement. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

	(c)	Individual Retirement Annuity Endorsement. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

	(d)	Merrill Lynch Life Insurance Company Endorsement. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(e)
Individual Variable Annuity Contract (revised) issued by Merrill Lynch Life Insurance Company (ML-VA-002) (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43773 Filed April 26, 1995).

(f)	Merrill Lynch Life Insurance Company Endorsement (ML008) (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43773 Filed April 26, 1995).

(g)
Merrill Lynch Life Insurance Company Individual Variable Annuity Contract (ML-VA-001) (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43773 Filed April 26, 1995).

(h)	Tax-Sheltered Annuity Endorsement. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43773 Filed April 13, 1999).

(i)
Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML043) (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).

(j)
Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML044) (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).

(k)
Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML045) (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).

(l)
Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML046) (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).

(m)
Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML047) (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).

(n)
Merrill Lynch Life Insurance Company Death Benefit Enhancement Riders (ML048 and ML049) (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).

(o)
Form of Contract Schedules to Individual Variable Annuity Contracts ML-VA-001 and ML-VA-002 (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).

(p)	Guaranteed Minimum Income Benefit Rider (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 23 to Form N-4, Registration No. 33-43773 Filed October 8, 2002).

(5)
Form of Application for the Flexible Premium Individual Deferred Variable Annuity (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).

(6)(a)
Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(b)
Amended and Restated By-laws of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(7)	Not Applicable

(8)(a)	Amended General Agency Agreement (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994).

(b)
Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(c)
Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(d)
Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Reserve Assets Fund. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(e)
Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(f)
Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(g)
Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994).

(h)
Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(i)
Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).

(j)
Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Family Life Insurance Company (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994).

(k)
Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(l)
Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).

(m)
Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 11 to Form N-4, Registration No. 33-43773 Filed April 23, 1997).

(n)
Amendment to the Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).

(o)
Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(p)
Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).

(q)
Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).

(r)
Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).

(s)
Form of Participation Agreement Among MFS Variable Insurance Trust, Merrill Lynch Life Insurance Company, and Massachusetts Financial Services Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).

(t)
Amendment to the Participation Agreement Among MFS® Variable Insurance TrustSM, Merrill Lynch Life Insurance Company, and Massachusetts Financial Services Company dated May 1, 1997. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).

(u)
Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Hotchkis and Wiley Variable Trust, and Hotchkis and Wiley. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43773 Filed May 1, 1998).

(v)
Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company and Hotchkis and Wiley Variable Trust. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999).

(w)
Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43773 Filed May 1, 1998).

(x)
Form of Participation Agreement Between Merrill Lynch, Pierce, Fenner & Smith Incorporated and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43773 Filed May 1, 1998).

(y)
Form of Participation Agreement Between Mercury Asset Management V.I. Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43773 Filed April 13, 1999).

(z)
Form of Participation Agreement Between Davis Variable Account Fund, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March 31, 2000).

(aa)
Form of Participation Agreement Between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 19 to Form N-4, Registration No. 33-43773 Filed April 30, 2001).

(bb)
Form of Participation Agreement Between PIMCO Variable Insurance Trust and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March 31, 2000.)

(cc)
Form of Participation Agreement Between Federated Securities Corp., Insurance Series, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-90243 Filed April 23, 2004.)

(dd)
Form of Participation Agreement Between PIMCO Advisors VIT, OCC Distributors LLC, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-90243 Filed April 23, 2004.)

(ee)
Form of Participation Agreement Between Van Kampen Life Investment Trust and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March 31, 2000.)

(ff)
Form of Amendment to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., and Merrill Lynch Life Insurance Company (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 333-90243 Filed April 21, 2006.)

(gg)
Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4, Registration No. 33-43773 Filed April 17, 2007).

(hh)
Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4, Registration No. 33-43773 Filed April 17, 2007).

(ii)
Form of Rule 22c-2 Shareholder Information Agreement Between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4, Registration No. 33-43773 Filed April 17, 2007).

(jj)
Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account C’s Post-Effective Amendment No. 6 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-73544 Filed April 17, 2007.)

(kk)
Form of Rule 22c-2 Shareholder Information Agreement Between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4, Registration No. 33-43773 Filed April 17, 2007).

(ll)
Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4, Registration No. 33-43773 Filed April 17, 2007).

(mm)
Form of Rule 22c-2 Shareholder Information Agreement Between MFS Fund Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4, Registration No. 33-43773 Filed April 17, 2007).

(nn)
Form of Participation Agreement Between MLIG Variable Insurance Trust, Merrill Lynch Pierce, Fenner & Smith, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account C’s Post-Effective Amendment No. 6 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-73544 Filed April 17, 2007.)

(oo)
Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4, Registration No. 33-43773 Filed April 17, 2007).

(pp)
Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4, Registration No. 33-43773 Filed April 17, 2007).

(qq)
Form of Amendment to Participation Agreement by and among Alliance Capital Management L.P., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4, Registration No. 33-43773 Filed April 17, 2007).

(rr)
Form of Amendment to Participation Agreement by and among Premier VIT, Allianz Global Investors Distributors LLC, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4, Registration No. 33-43773 Filed April 17, 2007).

(ss)
Form of Amendment to Participation Agreement by and among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4, Registration No. 33-43773 Filed April 17, 2007).

(tt)
Service Agreement by and between Davis Distributors, LLC and Merrill Lynch Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, File No. 333-118362, Filed April 25, 2008.)

(uu)
Participation Agreement by and among MLIG Variable Insurance Trust, Merrill Lynch Pierce Fenner & Smith Inc., Roszel Advisors, LLC, and Merrill Lynch Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, File No. 333-118362, Filed April 25, 2008.)

(vv)
Services Agreement between PIMCO Variable Insurance Trust and Merrill Lynch Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, File No. 333-118362, Filed April 25, 2008.)

(xx)
Keep Well Agreement between AEGON USA, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 27, 2008.)

(yy)
Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K, File No. 33-26322, filed August 17, 2007.)

(zz)
First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K, File No. 33-26322, filed January 4, 2008.)

(9)	Opinion of Darin D. Smith Esq. as to the legality of the securities being registered.

(10)(a)	Written Consent of Sutherland Asbill & Brennan LLP.

(b)	Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.

(c)	Written Consent of Ernst & Young LLP, independent registered public accounting firm.

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 8 to Form N-4, Registration No. 333-118362 Filed February 22, 2008.)

Item 25. Directors and Officers of the Depositor (Merrill Lynch Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Lon J. Olejniczak 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and President
Robert R Frederick 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President
John T. Mallett 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Treasurer and Chief Financial Officer
Brian C. Scott 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President — Operations
Ronald L. Ziegler 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President
Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller
Frank A. Camp 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Secretary
Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Assistant Secretary

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant.

Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of AEGON USA, Inc.

A list of subsidiaries of AEGON USA, Inc. appears below.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54)%	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S. Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S. Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC.	Delaware	100% FGH USA LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

ALH Properties Fifteen LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC.	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC.	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC.	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner — First AUSA Life Insurance Company (99%)	Inter-company lending and general business

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote — AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC.	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC.	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC.	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC.	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC.	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC.	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC.	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC.	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC.	Delaware	100% FGH USA LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC.	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC.	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC.	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC.	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC.	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC.	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC.	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC.	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC.	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC.	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC.	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC.	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc. — a non-AEGON affiliate (99.99)%	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund II, LLC.	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund III, LLC.	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund IV, LLC.	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund V, LLC.	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund VI, LLC.	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund VII, LLC.	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99)%	Investments
Garnet LIHTC Fund VIII, LLC.	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99)%	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund IX, LLC.	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund X, LLC.	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XI, LLC.	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC.	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30)%	Investments
Garnet LIHTC Fund XII-A, LLC.	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XII-B, LLC.	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XII-C, LLC.	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99)%	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund XIII, LLC.	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89)%	Investments
Garnet LIHTC Fund XIII-A, LLC.	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XIII-B, LLC.	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XIV, LLC.	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC.	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC.	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC.	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC.	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC.	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC.	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote — AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC.	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC.	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	California	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC.	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Peoples Benefit Services, Inc.	Pennsylvania	100%-Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC.	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC.	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC.	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC.	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Real Estate Alternatives Portfolio 3 LLC.	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC.	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Real Estate Alternatives Portfolio 4 MR, LLC.	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC.	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC.	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transamerica Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC.	Delaware	100% FGH USA LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC.	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC.	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor
Transamerica Aviation LLC.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC.	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance — Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC.	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC.	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC.	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC.	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC.	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC.	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC.	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC.	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC.	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.  Number of Contracts

The number of Contracts in force as of April 2, 2008 was 47,691.

Item 28.  Indemnification

The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

Amended And Restated By-Laws Of Merrill Lynch Life Insurance Company, Article VI

Sections 1, 2, 3 And 4 – Indemnification Of Directors, Officers, Employees And Incorporators

Section 1.  Actions Other Than By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2.  Actions By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3.  Right To Indemnification. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 4.  Determination Of Right To Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. These accounts are separate accounts of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Position and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director
John T. Mallett	(1)	Director
Mark W. Mullin	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Linda S. Gilmer	(1)	Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c) Compensation to Principal Underwriter:

	Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions(2)	on Redemption	Commissions	Compensation

Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)	$642,039(3)	$0	$0	$0
Transamerica Capital, Inc.	$0	$0	$0	$0

(1)	Effective May 1, 2008, Transamerica Capital, Inc. replaced Merrill Lynch, Pierce, Fenner & Smith Incorporated as principal underwriter for the policies.

(2)	Fiscal Year 2007

(3)	Commissions are paid by Merrill Lynch Life Insurance Company.

Item 30.  Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Merrill Lynch Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001; or by the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

Item 31.  Not Applicable

Item 32.  Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the City of Cedar Rapids, and State of Iowa, on this 22 day of April, 2008.

Merrill Lynch Life Variable Annuity
Separate Account A
               (Registrant)

Merrill Lynch Life Insurance Company (Depositor)

By: * Lon J. Olejniczak President and Director

As required by the Securities Act of 1933, this Post-Effective Amendment Number 31 to the Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2008.

Signatures	Title

* Lon J. Olejniczak	Director and President
* Robert R. Frederick	Director and Senior Vice President
* John T. Mallett	Director, Treasurer and Chief Financial Officer
* Brian C. Scott	Director and Senior Vice President — Operations
* Ronald L. Ziegler	Director and Senior Vice President
* Eric J. Martin	Vice President and Corporate Controller
/s/ Darin D. Smith Darin D. Smith	Vice President and Assistant Secretary

*By: Darin D. Smith — Attorney-in-Fact pursuant to Powers of Attorney.

EXHIBIT INDEX

Exhibit
No.	Description

(9)	Opinion of Darin D. Smith, Esq. as to the legality of the securities being registered

(10)(a)	Written Consent of Sutherland Asbill & Brennan LLP

(b)	Written Consent of Deloitte & Touche LLP, independent registered public accounting firm

(c)	Written Consent of Ernst & Young LLP, independent registered public accounting firm.